UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2012 – October 31, 2013

Item 1: Reports to Shareholders

Annual Report | October 31, 2013

Vanguard Total International Bond

Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	9
Performance Summary.	11
Financial Statements.	12
Trustees Approve Advisory Arrangement.	74
Glossary.	75

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: The ship's wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMS Vanguard, another ship of that era, served as the flagship for Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Period Ended October 31, 2013
				Returns
	30-Day SEC	Income	Capital	Since
	Yield	Returns	Returns	Inception
Vanguard Total International Bond Index Fund
Investor Shares (Inception: 5/31/2013)	1.64%	0.60%	-0.10%	0.50%
Admiral™ Shares (Inception: 5/31/2013)	1.67	0.62	-0.10	0.52
Institutional Shares (Inception: 5/31/2013)	1.75	0.64	-0.10	0.54
ETF Shares (Inception: 5/31/2013)	1.67
Market Price				0.71
Net Asset Value				0.51
Barclays Global Aggregate ex-USD Float Adjusted
RIC Capped Index (USD Hedged)				0.62
International Income Funds Average				1.09
International Income Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE
Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
Inception Through October 31, 2013
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Total International Bond Index Fund
Investor Shares	$10.00	$9.99	$0.059	$0.000
Admiral Shares	20.00	19.98	0.122	0.000
Institutional Shares	30.00	29.97	0.189	0.000
ETF Shares	49.94	49.95	0.242	0.000

Chairman’s Letter

Dear Shareholder,

I am pleased to present the first shareholder report for Vanguard Total International Bond Index Fund. We launched this fund to give investors a diversified, low-cost opportunity to participate in the performance of the largest investable global asset class, bonds issued outside the United States.

From its inception on May 31, 2013, through October 31, the fund returned 0.50% for Investor Shares and a bit more for other share classes. This result lagged the average return of international income funds but closely tracked the 0.62% return of the fund’s benchmark—the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged)—which of course incurs no expenses. The fund’s close index tracking in its first few months is a testament to the skill and experience of Vanguard’s Fixed Income Group, the fund’s advisor.

Barclays constructs and manages your fund’s custom index with caps, or limits, on certain holdings. The intent is to comply with Internal Revenue Service diversification standards for regulated investment companies, or RICs, a category that includes mutual funds.

When we launched the Total International Bond Index Fund, we added it to almost all of our all-in-one funds, including the Vanguard Target Retirement Funds, to further diversify their portfolios. The addition of currency-hedged international bonds is expected to benefit all-in-one fund investors by dampening the volatility of their returns. And shareholders of Total International Bond Index Fund benefit by having a larger initial pool of assets under management, which can facilitate the fund’s strategy of sampling the index by holding a range of securities that approximates the index’s key risk factors and characteristics—such as average duration and credit quality. Sampling is a common industry practice for bond index funds because it can be difficult and potentially costly to own all the bonds in an index—more than 7,000 bonds in the case of your fund.

This report includes a brief look at the financial markets over the full 12 months of the fund’s fiscal year, followed by a review of the fund’s performance since May 31, when it began operations.

Before moving to that discussion, however, I want to mention an important transition at Vanguard. As we announced in early November, Robert F. Auwaerter, principal and head of Vanguard Fixed Income Group, intends to retire in March 2014. At the conclusion of this letter, I’ll have more to say about the important contributions Bob has made to Vanguard in his 32-year career, and I’ll introduce his successor, Gregory Davis.

Bond returns suffered as markets
worldwide kept an eye on the Fed

With investors around the world fretting over the Federal Reserve’s next move in its stimulative bond-buying program, bonds recorded negative results for the 12 months ended October 31, 2013. Outside of the United States, bond

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2013
	One	Three	Five
	Year	Years	Years
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	-1.08%	3.02%	6.09%
Barclays Municipal Bond Index (Broad tax-exempt market)	-1.72	3.60	6.37
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.07	0.12

Stocks
Russell 1000 Index (Large-caps)	28.40%	16.83%	15.84%
Russell 2000 Index (Small-caps)	36.28	17.69	17.04
Russell 3000 Index (Broad U.S. market)	28.99	16.89	15.94
MSCI All Country World Index ex USA (International)	20.29	6.04	12.48

CPI
Consumer Price Index	0.96%	2.21%	1.52%

markets (as measured by the Barclays Global Aggregate Index ex USD, unhedged for foreign currency exposure) returned –1.95%, trailing the broad U.S. taxable bond market. International bonds generally traced a bumpy path similar to that of U.S. bonds, in part reflecting the ebb and flow of concerns about when the Fed might begin to reduce, or “taper,” its bond purchases—and the implications for global economic growth.

The broad U.S. taxable bond market returned –1.08%. The yield of the 10-year Treasury note closed at 2.54%, up nearly a full percentage point from 1.69% at the end of October 2012. (Bond yields and prices move in opposite directions.) Municipal bonds returned –1.72%. The

Fed’s target for short-term interest rates remained at 0%–0.25%, severely limiting returns for money market funds and savings accounts.

Stocks in developed markets
found a path to strong returns

Stocks outside of the United States returned about 20% for the year. The developed markets of Europe and the Pacific region delivered robust gains. In Japan, the pro-growth, weaker-yen policies of Prime Minister Shinzo Abe have sparked an economic revival that helped propel the stock market to return almost 65% in yen, and about half that for U.S. dollar-based investors. Emerging-market stocks failed to keep pace with those of developed economies.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Shares	Average
Total International Bond Index Fund	0.23%	0.20%	0.12%	0.20%	1.04%

The fund expense ratios shown are from the prospectus dated May 31, 2013, and represent estimated costs for the current fiscal year. For the period from inception through October 31, 2013, the fund’s annualized expense ratios were 0.23% for Investor Shares, 0.20% for Admiral
Shares, 0.12% for Institutional Shares, and 0.20% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper, a
Thomson Reuters Company, and captures information through year-end 2012.

Peer group: International Income Funds.

U.S. stocks faced several challenges en route to an impressive return of about 29%. Investors’ growing appetite for risk drove the rise in stocks, as corporate profit growth, in general, wasn’t particularly tantalizing.

Although the end of the fiscal year was notable for the budget impasse that resulted in October’s 16-day partial federal government shutdown, the period as a whole was marked by uncertainties about Fed monetary policy and concern about the economy’s patchy growth. Vanguard’s chief economist, Joe Davis, recently noted that “as was the case at the start of the year, the U.S. economy continues to expand at a modest and uneven pace.”

The disparity between the performance of the U.S. economy and U.S. stocks may seem surprising—but Vanguard research has shown that over the long term, a nation’s economic growth has a weak relationship with its stock returns. (You can read more in The Outlook for Emerging Market Stocks in a Lower-Growth World, available at vanguard.com/research.)

For bonds, gains in Japan
but mixed returns across Europe

When it became clearer that the Fed was unlikely to begin curtailing its U.S. bond purchases before 2014, investors found some of the higher yields available from international bonds more attractive. While the broad U.S. bond market returned –0.19% for the five months ended October 31, many international bond markets gained ground.

As the largest regional slice of your fund and its index (almost 60% at the end of the period), Europe was a significant driver of the fund’s total return. Returns in three of the largest developed markets were mixed: France posted a modest positive return, but Germany and the United Kingdom had negative results. Ireland, Italy, and Spain, all beneficiaries of Eurozone bailouts, each posted returns of about 2% to 3%. Meanwhile, Japan, the largest single country in the fund and its index, returned about 2%.

In a single-country market such as the United States, Japan, or the United Kingdom, it can be easier to try to interpret performance based on the credit quality and maturity of a fund’s portfolio. But in a fund whose holdings span countries around the globe, many factors—in addition to each nation’s monetary policy, interest rates, and expected inflation—can influence bond prices. That said, some of the fund’s most robust returns came from lower-rated—but still investment-grade—bonds; many top-quality bonds had negative returns. Intermediate-maturity bonds generally outperformed those with shorter and longer maturities.

Although your fund has only a five-month history, we are pleased by its initial success in closely tracking its benchmark index—an accomplishment that requires skill not only in implementing the index-sampling strategy but also in hedging currency exposure. As always, however, we encourage you to evaluate results over a long-term horizon.

The case for adding non-U.S. bonds
in a diversified portfolio

Vanguard’s investment principles, which you can see on the inside front cover, don’t change in response to the latest fads. Occasionally, however, we do adjust our asset allocation guidelines for long-term strategic reasons, but only after formal, thorough deliberation. Our decision to launch your fund and to include it in Vanguard’s all-in-one funds is a case in point.

Bonds issued by governments, corporations, and other entities outside the United States have long been a meaningful slice of worldwide capital markets. Consistent with Vanguard’s belief in balance, diversification, and broad market exposure, it would have been theoretically appropriate to offer an international bond fund before now. However, the many practical obstacles to buying non-U.S. bonds—including illiquidity, high trading and currency-hedging costs, and difficulties in navigating foreign credit markets—kept them absent from our fund lineup.

That changed with the recent growth and maturation of bond markets abroad, accompanied by lower currency-hedging costs, further globalization of businesses, greater capital flows, and better access

Currency hedging helps non-U.S. bonds perform like.........	non-U.S. bonds

When a U.S.-based investor buys a bond issued in a foreign currency, interest income and changes in the bond’s price aren’t the only drivers of its total return. Fluctuations in the currency’s value relative to the U.S. dollar can also play a role.

Vanguard research shows that foreign currency exposure has added significantly to the volatility of international bond returns, without a corresponding expectation for higher returns. That’s why we work to hedge away currency risk in Vanguard Total International
Bond Index Fund.

To do so, we use short-term forward currency exchange contracts to offset the currency exposure associated with the fund’s bonds—applying the same process Barclays uses to construct the fund’s benchmark. That allows the fund to more closely reflect the performance of its bonds in their local currencies, without the ups and downs of daily swings in exchange rates. Put simply, the bonds can perform like bonds, delivering regular income with more moderate price movements than riskier asset classes such as stocks. And because the
U.S. and international bond markets historically have had different interest rate and inflation patterns, non-U.S. bonds can offer long-term diversification benefits.

To capture more of hedging’s advantage, it’s important to keep costs low. Hedging costs have declined in recent years, and about 80% of your fund’s holdings are in highly liquid, easily hedgeable euro, Japanese yen, and British pounds.

to information. In 2000, non-U.S. bonds represented less than 20% of the world’s capital markets. By year-end 2012, they had grown to approximately 33%, the largest global asset class and well ahead of international stocks (24%), U.S. bonds (22%), and U.S. stocks (21%).

Greater market size and lower barriers to access aren’t sufficient to merit adding international bonds to a portfolio. To serve as a core asset class, they should demonstrate a beneficial role.

Vanguard research has shown that international bonds—when currency exposure is hedged appropriately—have the potential to reduce the overall volatility of portfolio returns, providing a diversification benefit similar to that expected from international stocks. (You can read more in Global Fixed Income: Considerations for U.S. Investors at vanguard.com/research.)

Of course, an appropriate allocation to international bonds depends on each investor’s circumstances. We believe a suitable starting point is to consider allocating 20% of your fixed income holdings to foreign bonds.

Bob Auwaerter’s retirement
marks the end of a remarkable era

In mid-September 2008, about two weeks after I succeeded Jack Brennan as Vanguard’s chief executive officer, Lehman Brothers went bankrupt, igniting the nation’s worst financial crisis in 70 years. It was, to put it mildly, an extremely challenging time. Through it all, I was able to depend on Bob Auwaerter’s strong command of the Fixed Income Group, which persevered under these treacherous conditions. Although that was a difficult period for Vanguard and the industry, it was far from the only time I was grateful to have Bob at the helm of our bond group.

Bob, who joined Vanguard in 1981, was an original member of the three-person Fixed Income Group, headed by Ian MacKinnon. Over the years, he held various leadership roles in the department, and he eventually succeeded Ian as its head in 2003. He earned a reputation at Vanguard and within the industry as an extremely dedicated, honest, and insightful decision-maker and leader.

The Fixed Income Group that Bob helped start had total assets of about $1.3 billion in seven funds. He tracked his positions in the two funds he managed on index cards stored in a small metal box. Thirty-two years later, the 120-person group oversees $750 billion, which represents nearly one-third of Vanguard’s assets under management.

On behalf of our clients, I thank Bob for more than three decades of exemplary service and wish him the best in his retirement.

We’re fortunate that Greg Davis will become the head of the Fixed Income Group. Greg currently serves as chief investment officer for the Asia Pacific region and as a director of Vanguard Investments Australia. He joined Vanguard in 1999 and had been head of bond indexing and a senior portfolio manager in the Fixed Income Group. Greg is an eminently qualified successor and has a strong commitment to the Vanguard way of investing. I couldn’t be more confident in his ability to lead the Fixed Income Group and its deep and talented team.

As always, thank you for investing with Vanguard.

F. William McNabb III
Chairman and Chief Executive Officer
November 19, 2013

Total International Bond Index Fund

Fund Profile
As of October 31, 2013

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VTIBX	VTABX	VTIFX	BNDX
Expense Ratio[1]	0.23%	0.20%	0.12%	0.20%
30-Day SEC Yield	1.64%	1.67%	1.75%	1.67%

Financial Attributes

		Barclays GA
		ex-USD
		Float Adj
		RIC Capped Idx
	Fund	(USD Hedged)

Number of Bonds	2,077	7,409

Yield to Maturity
(before expenses)	1.8%	1.8%

Average Coupon	3.1%	3.3%

Average Duration	6.7 years	6.6 years

Average Effective
Maturity	8.3 years	8.2 years

Short-Term
Reserves	1.3%	—

Sector Diversification (% of portfolio)
Asset-Backed	0.3%
Finance	6.4
Foreign	80.5
Industrial	4.9
Utilities	1.5
Other	6.4

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.
government.

Distribution by Credit Quality (% of portfolio)

Aaa	25.9%
Aa	45.1
A	10.6
Baa	18.4

For information about these ratings, see the Glossary entry for Credit Quality.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.2%
1 - 3 Years	25.7
3 - 5 Years	19.5
5 - 10 Years	31.9
10 - 20 Years	13.4
20 - 30 Years	7.1
Over 30 Years	2.2

Investment Focus

1 The expense ratios shown are from the prospectus dated May 31, 2013, and represent estimated costs for the current fiscal year. For the period from inception through October 31, 2013, the annualized expense ratios were 0.23% for Investor Shares, 0.20% for Admiral Shares, 0.12% for Institutional Shares, and 0.20% for ETF Shares.

Total International Bond Index Fund

Market Diversification (% of portfolio )
Fund
Europe
France	11.4%
Germany	11.2
United Kingdom	8.3
Italy	8.1
Spain	5.5
Netherlands	3.6
Belgium	2.1
Sweden	1.6
Switzerland	1.6
Austria	1.5
Other	3.1
Subtotal	58.0%
Pacific
Japan	22.6%
Australia	2.6
South Korea	2.0
Other	0.8
Subtotal	28.0%
Emerging Markets	3.6%
North America
Canada	5.5%
United States	1.7
Subtotal	7.2%
Middle East	0.2%
Other	3.0%

Allocation by Region (% of portfolio)

Total International Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 31, 2013, Through October 31, 2013
				Barclays GA
				ex-USD
				Float Adj
				RIC Capped Idx
			Investor Shares	(USD Hedged)
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2013	0.60%	-0.10%	0.50%	0.62%

Total Returns: Periods Ended September 30, 2013

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

				Since Inception
	Inception Date	Income	Capital	Total
Investor Shares	5/31/2013	0.46%	-1.00%	-0.54%
Admiral Shares	5/31/2013	0.49	-1.00	-0.51
Institutional Shares	5/31/2013	0.50	-0.97	-0.47
ETF Shares	5/31/2013
Market Price				-0.28
Net Asset Value				-0.51

See Financial Highlights for dividend and capital gains information.

Total International Bond Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Australia (2.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Australia & New Zealand Banking Group Ltd.	1.125%	5/13/20	EUR	2,000	2,628
Commonwealth Bank of Australia	2.625%	1/12/17	EUR	1,000	1,438
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	700	1,063
National Australia Bank Ltd.	2.250%	6/6/25	EUR	1,800	2,388
Westpac Banking Corp.	1.375%	4/17/20	EUR	2,000	2,673
					10,190
Corporate Bonds (0.5%)
Australia & New Zealand Banking Group Ltd.	3.750%	3/10/17	EUR	5,000	7,377
BHP Billiton Finance Ltd.	2.125%	11/29/18	EUR	1,800	2,529
BHP Billiton Finance Ltd.	2.250%	9/25/20	EUR	1,000	1,383
BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	500	653
BHP Billiton Finance Ltd.	3.250%	9/25/24	GBP	3,000	4,663
BHP Billiton Finance Ltd.	6.375%	4/4/16	EUR	2,000	3,083
Commonwealth Bank of Australia	1.625%	2/4/19	EUR	2,000	2,719
Commonwealth Bank of Australia	3.875%	12/14/15	GBP	180	304
Commonwealth Bank of Australia	4.375%	2/25/20	EUR	3,500	5,450
Macquarie Bank Ltd.	3.000%	8/9/17	CHF	3,000	3,562
Macquarie Bank Ltd.	6.000%	9/21/20	EUR	1,500	2,299
National Australia Bank Ltd.	4.000%	7/13/20	EUR	5,100	7,808
National Australia Bank Ltd.	4.250%	6/24/15	CHF	1,000	1,171
National Australia Bank Ltd.	4.750%	7/15/16	EUR	1,000	1,498
National Australia Bank Ltd.	5.375%	12/8/14	GBP	500	840
National Australia Bank Ltd.	6.000%	2/15/17	AUD	7,500	7,563
Origin Energy Finance Ltd.	2.875%	10/11/19	EUR	2,000	2,776
1 Origin Energy Finance Ltd.	3.500%	10/4/21	EUR	1,500	2,107
QBE Insurance Group Ltd.	6.125%	9/28/15	GBP	130	225
2 Santos Finance Ltd.	8.250%	9/22/70	EUR	750	1,133
Telstra Corp. Ltd.	2.500%	9/15/23	EUR	3,000	4,037
Wesfarmers Ltd.	2.750%	8/2/22	EUR	3,000	4,163
Wesfarmers Ltd.	4.750%	3/12/20	AUD	5,000	4,634
Westfield UK & Europe Finance plc	4.250%	7/11/22	GBP	2,300	3,888
Westpac Banking Corp.	1.375%	12/23/15	GBP	300	482
Westpac Banking Corp.	4.250%	9/22/16	EUR	3,000	4,461
Westpac Banking Corp.	6.000%	2/20/17	AUD	3,700	3,733
Westpac Banking Corp.	7.250%	11/18/16	AUD	1,500	1,560
					86,101

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (1.9%)
Commonwealth of Australia	2.750%	4/21/24	AUD	5,000	4,214
Commonwealth of Australia	3.250%	4/21/29	AUD	16,000	13,121
Commonwealth of Australia	4.250%	7/21/17	AUD	10,000	9,819
Commonwealth of Australia	4.500%	4/15/20	AUD	22,000	21,828
Commonwealth of Australia	4.750%	10/21/15	AUD	25,000	24,549
Commonwealth of Australia	4.750%	6/15/16	AUD	25,000	24,741
Commonwealth of Australia	4.750%	4/21/27	AUD	10,000	9,897
Commonwealth of Australia	5.250%	3/15/19	AUD	15,000	15,435
Commonwealth of Australia	5.500%	4/21/23	AUD	35,000	37,031
Commonwealth of Australia	5.750%	5/15/21	AUD	5,000	5,327
Commonwealth of Australia	6.000%	2/15/17	AUD	15,000	15,479
Commonwealth of Australia	6.250%	4/15/15	AUD	30,000	29,804
New South Wales Treasury Corp.	3.500%	3/20/19	AUD	10,000	9,311
New South Wales Treasury Corp.	4.000%	2/20/17	AUD	11,000	10,632
New South Wales Treasury Corp.	6.000%	3/1/22	AUD	14,000	14,688
Queensland Treasury Corp.	3.500%	9/21/17	AUD	15,000	14,151
Queensland Treasury Corp.	5.500%	6/21/21	AUD	3,000	3,023
Queensland Treasury Corp.	6.000%	2/21/18	AUD	10,000	10,315
Queensland Treasury Corp.	6.000%	7/21/22	AUD	15,000	15,535
Queensland Treasury Corp.	6.250%	2/21/20	AUD	10,000	10,510
South Australian Government
Financing Authority	4.750%	8/6/19	AUD	7,500	7,312
Treasury Corp. of Victoria	5.500%	11/15/18	AUD	10,000	10,192
Treasury Corp. of Victoria	6.000%	6/15/20	AUD	10,000	10,484
Treasury Corp. of Victoria	6.000%	10/17/22	AUD	7,000	7,364
Western Australian Treasury Corp.	3.000%	6/8/16	AUD	14,000	13,185
					347,947
Total Australia (Cost $457,184)					444,238
Austria (1.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Erste Group Bank AG	4.000%	1/20/21	EUR	2,000	3,135
HYPO NOE Gruppe Bank AG	3.000%	5/9/22	EUR	2,000	2,922
Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	300	395
UniCredit Bank Austria AG	4.125%	2/24/21	EUR	2,000	3,135
					9,587
Corporate Bonds (0.1%)
Erste Group Bank AG	3.375%	3/28/17	EUR	1,500	2,177
OMV AG	4.250%	10/12/21	EUR	1,000	1,562
2 OMV AG	6.750%	6/29/49	EUR	1,000	1,514
Raiffeisen Bank International AG	2.750%	7/10/17	EUR	1,500	2,130
Telekom Finanzmanagement GmbH	4.250%	1/27/17	EUR	634	935
UniCredit Bank Austria AG	2.625%	1/30/18	EUR	1,000	1,386
					9,704
Sovereign Bonds (1.3%)
3 Autobahnen- Und
Schnellstrasen-Finanzierungs-AG	2.750%	6/11/32	EUR	500	681
3 Autobahnen- Und
Schnellstrasen-Finanzierungs-AG	2.750%	6/20/33	EUR	700	944
3 Autobahnen- Und
Schnellstrasen-Finanzierungs-AG	4.375%	7/8/19	EUR	4,000	6,362
Autobahnen- Und
Schnellstrasen-Finanzierungs-AG	4.500%	10/16/17	EUR	1,000	1,555
Erdoel-Lagergesellschaft mbH	2.750%	3/20/28	EUR	2,000	2,718

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
3	Hypo Alpe-Adria-Bank International AG	2.375%	12/13/22	EUR	3,000	4,046
3	OeBB Infrastruktur AG	2.250%	7/4/23	EUR	1,000	1,375
3	OeBB Infrastruktur AG	3.375%	5/18/32	EUR	2,000	2,955
3	OeBB Infrastruktur AG	3.500%	10/19/20	EUR	6,000	9,204
3	OeBB Infrastruktur AG	3.500%	10/19/26	EUR	1,000	1,513
3	Oesterreichische Kontrollbank AG	2.125%	7/23/19	CHF	3,500	4,162
1	Republic of Austria	1.750%	10/20/23	EUR	10,000	13,216
1	Republic of Austria	1.950%	6/18/19	EUR	10,000	14,212
1	Republic of Austria	3.150%	6/20/44	EUR	5,000	7,181
[1,4]	Republic of Austria	3.200%	2/20/17	EUR	15,000	22,155
1	Republic of Austria	3.400%	10/20/14	EUR	15,000	20,993
1	Republic of Austria	3.400%	11/22/22	EUR	10,000	15,290
1	Republic of Austria	3.500%	7/15/15	EUR	10,000	14,337
1	Republic of Austria	3.500%	9/15/21	EUR	10,000	15,447
1	Republic of Austria	3.900%	7/15/20	EUR	10,000	15,753
1	Republic of Austria	4.000%	9/15/16	EUR	10,000	14,982
[1,4]	Republic of Austria	4.150%	3/15/37	EUR	9,800	16,345
[1,4]	Republic of Austria	4.350%	3/15/19	EUR	5,000	7,958
1	Republic of Austria	4.650%	1/15/18	EUR	7,000	11,041
[1,4]	Republic of Austria	4.850%	3/15/26	EUR	15,000	25,886
						250,311
Total Austria (Cost $262,219)						269,602
Belgium (2.0%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
	Belfius Bank SA	1.375%	6/5/20	EUR	1,500	2,004
	KBC Bank NV	1.250%	5/28/20	EUR	3,000	3,978
						5,982
Corporate Bonds (0.2%)
	Anheuser-Busch InBev NV	2.000%	12/16/19	EUR	750	1,037
	Anheuser-Busch InBev NV	4.000%	4/26/18	EUR	1,173	1,784
	Anheuser-Busch InBev NV	6.500%	6/23/17	GBP	2,280	4,263
	Anheuser-Busch InBev NV	8.625%	1/30/17	EUR	3,000	5,057
	Anheuser-Busch InBev NV	9.750%	7/30/24	GBP	800	1,992
	BNP Paribas Fortis SA	5.757%	10/4/17	EUR	2,500	3,876
	Elia System Operator SA / NV	5.625%	4/22/16	EUR	900	1,363
	KBC Internationale
	Financieringsmaatschappij NV	5.000%	3/16/16	EUR	3,450	5,112
						24,484
Sovereign Bonds (1.8%)
	Belgacom SA	3.875%	2/7/18	EUR	1,000	1,511
	Eandis CVBA	4.500%	11/8/21	EUR	1,500	2,359
	Flemish Community	3.000%	1/31/18	EUR	2,000	2,925
	Kingdom of Belgium	1.250%	6/22/18	EUR	9,000	12,303
	Kingdom of Belgium	2.250%	6/22/23	EUR	13,500	18,085
1	Kingdom of Belgium	2.750%	3/28/16	EUR	10,000	14,326
	Kingdom of Belgium	3.000%	9/28/19	EUR	10,000	14,742
1	Kingdom of Belgium	3.250%	9/28/16	EUR	30,000	43,884
1	Kingdom of Belgium	3.500%	3/28/15	EUR	5,000	7,096
1	Kingdom of Belgium	3.500%	6/28/17	EUR	10,000	14,880
1	Kingdom of Belgium	3.750%	9/28/20	EUR	8,000	12,286
	Kingdom of Belgium	3.750%	6/22/45	EUR	5,000	7,074
1	Kingdom of Belgium	4.000%	3/28/17	EUR	6,000	9,038
1	Kingdom of Belgium	4.000%	3/28/18	EUR	10,000	15,335
	Kingdom of Belgium	4.000%	3/28/19	EUR	15,000	23,230

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Kingdom of Belgium	4.000%	3/28/22	EUR	10,000	15,535
Kingdom of Belgium	4.000%	3/28/32	EUR	5,000	7,527
1 Kingdom of Belgium	4.250%	9/28/21	EUR	10,000	15,824
Kingdom of Belgium	4.250%	9/28/22	EUR	10,000	15,780
1 Kingdom of Belgium	4.250%	3/28/41	EUR	8,500	13,268
1 Kingdom of Belgium	4.500%	3/28/26	EUR	7,000	11,207
1 Kingdom of Belgium	5.000%	3/28/35	EUR	15,000	25,676
Kingdom of Belgium	5.500%	3/28/28	EUR	13,000	22,942
					326,833
Total Belgium (Cost $348,429)					357,299
Bermuda (0.0%)
Corporate Bond (0.0%)
Bacardi Ltd. (Cost $2,653)	2.750%	7/3/23	EUR	2,000	2,719
Brazil (0.1%)
Corporate Bonds (0.0%)
Telemar Norte Leste SA	5.125%	12/15/17	EUR	500	715
Vale SA	3.750%	1/10/23	EUR	1,500	2,083
					2,798
Sovereign Bonds (0.1%)
1 Banco do Brasil SA	3.750%	7/25/18	EUR	1,000	1,390
Federative Republic of Brazil	7.375%	2/3/15	EUR	3,000	4,393
Petrobras Global Finance BV	3.250%	4/1/19	EUR	5,000	6,941
Petrobras International Finance Co.	6.250%	12/14/26	GBP	2,000	3,357
					16,081
Total Brazil (Cost $18,653)					18,879
Canada (5.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Royal Bank of Canada	3.770%	3/30/18	CAD	5,000	5,107
Royal Bank of Canada	4.625%	1/22/18	EUR	3,000	4,697
					9,804
Corporate Bonds (0.8%)
407 International Inc.	4.190%	4/25/42	CAD	1,500	1,372
407 International Inc.	4.300%	5/26/21	CAD	1,500	1,555
Bank of Montreal	1.890%	10/5/15	CAD	5,000	4,807
Bank of Montreal	2.240%	12/11/17	CAD	7,500	7,153
Bank of Montreal	6.020%	5/2/18	CAD	4,000	4,449
Bank of Nova Scotia	2.242%	3/22/18	CAD	7,500	7,122
Bank of Nova Scotia	2.250%	5/8/15	CAD	2,000	1,937
2 Bank of Nova Scotia	3.036%	10/18/24	CAD	5,000	4,813
Bank of Nova Scotia	3.610%	2/22/16	CAD	2,000	1,994
Bell Canada	3.350%	6/18/19	CAD	5,000	4,893
Brookfield Asset Management Inc.	4.540%	3/31/23	CAD	2,000	1,941
Canadian Imperial Bank of Commerce	2.220%	3/7/18	CAD	3,000	2,863
Canadian Imperial Bank of Commerce	2.350%	10/18/17	CAD	1,500	1,447
Canadian Imperial Bank of Commerce	2.650%	11/8/16	CAD	10,000	9,766
Capital Power LP	5.276%	11/16/20	CAD	4,000	3,960
CU Inc.	4.543%	10/24/41	CAD	1,000	972
Enbridge Inc.	4.240%	8/27/42	CAD	2,000	1,754
Enbridge Inc.	4.530%	3/9/20	CAD	3,000	3,107
2 Great-West Lifeco Finance Delaware LP	5.691%	6/21/67	CAD	4,000	4,208
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,000	2,167
HSBC Bank Canada	2.938%	1/14/20	CAD	2,000	1,922

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
2	Manulife Financial Capital Trust II	7.405%	12/31/08	CAD	4,000	4,657
2	National Bank of Canada	3.261%	4/11/22	CAD	7,000	6,874
	Rogers Communications Inc.	5.340%	3/22/21	CAD	6,000	6,446
	Royal Bank of Canada	2.260%	3/12/18	CAD	7,500	7,125
2	Royal Bank of Canada	2.990%	12/6/24	CAD	4,000	3,752
	Royal Bank of Canada	3.360%	1/11/16	CAD	7,500	7,428
2	Royal Bank of Canada	4.350%	6/15/20	CAD	2,000	1,991
	Shaw Communications Inc.	6.750%	11/9/39	CAD	2,500	2,733
	Sun Life Financial Inc.	4.570%	8/23/21	CAD	3,000	3,144
	Talisman Energy Inc.	6.625%	12/5/17	GBP	1,350	2,492
	TELUS Corp.	3.350%	4/1/24	CAD	7,500	6,693
	Teranet Holdings LP	4.807%	12/16/20	CAD	4,000	4,074
	Toronto-Dominion Bank	2.171%	4/2/18	CAD	7,500	7,114
	Toronto-Dominion Bank	2.948%	8/2/16	CAD	2,000	1,976
	Wells Fargo Canada Corp.	2.944%	7/25/19	CAD	2,000	1,918
	Westcoast Energy Inc.	5.600%	1/16/19	CAD	275	298
						142,917
Sovereign Bonds (4.4%)
	Alberta Capital Finance Authority	3.050%	6/15/15	CAD	2,000	1,976
	Canada	1.000%	2/1/15	CAD	25,000	23,966
	Canada	1.000%	5/1/15	CAD	5,000	4,791
	Canada	1.250%	2/1/16	CAD	30,000	28,848
	Canada	1.250%	3/1/18	CAD	25,000	23,592
	Canada	1.250%	9/1/18	CAD	9,000	8,449
	Canada	1.500%	8/1/15	CAD	15,000	14,489
	Canada	1.500%	3/1/17	CAD	20,000	19,282
	Canada	1.500%	6/1/23	CAD	20,000	17,684
	Canada	2.000%	12/1/14	CAD	15,000	14,537
	Canada	2.500%	6/1/15	CAD	35,000	34,324
	Canada	2.500%	6/1/24	CAD	5,000	4,777
	Canada	2.750%	9/1/16	CAD	25,000	24,984
	Canada	3.000%	12/1/15	CAD	10,000	9,959
	Canada	3.500%	6/1/20	CAD	20,000	20,958
	Canada	3.500%	12/1/45	CAD	1,500	1,577
	Canada	4.000%	6/1/41	CAD	12,000	13,608
	Canada	5.000%	6/1/37	CAD	16,000	20,558
	Canada	5.750%	6/1/29	CAD	20,000	26,388
	Canada	5.750%	6/1/33	CAD	20,000	27,238
	Canada	8.000%	6/1/27	CAD	7,000	10,797
1	Canada Housing Trust No 1	1.700%	12/15/17	CAD	7,000	6,690
1	Canada Housing Trust No 1	1.850%	12/15/16	CAD	10,000	9,702
1	Canada Housing Trust No 1	2.050%	6/15/17	CAD	10,000	9,732
1	Canada Housing Trust No 1	2.050%	6/15/18	CAD	10,000	9,637
1	Canada Housing Trust No 1	2.400%	12/15/22	CAD	10,000	9,256
1	Canada Housing Trust No 1	2.450%	12/15/15	CAD	20,000	19,673
1	Canada Housing Trust No 1	2.650%	3/15/22	CAD	7,500	7,142
1	Canada Housing Trust No 1	2.750%	6/15/16	CAD	20,000	19,876
1	Canada Housing Trust No 1	3.800%	6/15/21	CAD	5,000	5,192
[1,5]	Canada Housing Trust No 1	4.100%	12/15/18	CAD	10,000	10,529
	CDP Financial Inc.	4.600%	7/15/20	CAD	350	370
	City of Toronto	5.200%	6/1/40	CAD	1,000	1,077
	Export Development Canada	0.875%	12/7/16	GBP	1,000	1,600
	Financement-Quebec	2.450%	12/1/19	CAD	9,000	8,571
	Hydro One Inc.	3.200%	1/13/22	CAD	5,000	4,793
	Hydro One Inc.	3.790%	7/31/62	CAD	2,000	1,658
	Hydro-Quebec	5.000%	2/15/45	CAD	8,500	9,381

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Hydro-Quebec	5.000%	2/15/50	CAD	6,500	7,273
Hydro-Quebec	6.500%	1/16/35	CAD	280	356
Hydro-Quebec	6.500%	2/15/35	CAD	3,000	3,844
Hydro-Quebec	10.500%	10/15/21	CAD	2,000	2,918
Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	2,000	2,793
Ontario Electricity Financial Corp.	10.125%	10/15/21	CAD	2,500	3,549
Province of Alberta	1.700%	12/15/17	CAD	7,500	7,146
Province of Alberta	2.900%	9/20/29	CAD	2,800	2,439
Province of British Columbia	2.700%	12/18/22	CAD	5,000	4,645
Province of British Columbia	3.200%	6/18/44	CAD	5,000	4,168
Province of British Columbia	3.250%	12/18/21	CAD	5,000	4,918
Province of British Columbia	4.100%	12/18/19	CAD	5,000	5,263
Province of British Columbia	4.700%	6/18/37	CAD	3,300	3,556
Province of British Columbia	4.900%	6/18/48	CAD	3,000	3,421
Province of Manitoba	4.100%	3/5/41	CAD	5,000	4,880
Province of Manitoba	4.600%	3/5/38	CAD	3,000	3,159
Province of Manitoba	5.200%	12/3/15	CAD	3,000	3,107
Province of New Brunswick	2.850%	6/2/23	CAD	5,000	4,606
Province of New Brunswick	3.550%	6/3/43	CAD	1,000	862
Province of New Brunswick	4.450%	3/26/18	CAD	2,000	2,109
Province of New Brunswick	4.800%	6/3/41	CAD	2,750	2,917
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,000	2,109
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	1,000	1,219
Province of Nova Scotia	3.500%	6/2/62	CAD	2,500	2,162
Province of Nova Scotia	4.100%	6/1/21	CAD	6,000	6,219
Province of Ontario	1.900%	9/8/17	CAD	15,000	14,412
Province of Ontario	2.100%	9/8/18	CAD	15,000	14,309
Province of Ontario	2.850%	6/2/23	CAD	10,000	9,224
Province of Ontario	3.000%	9/28/20	EUR	3,750	5,541
Province of Ontario	3.150%	6/2/22	CAD	15,000	14,392
Province of Ontario	3.450%	6/2/45	CAD	2,000	1,723
Province of Ontario	3.500%	6/2/43	CAD	10,000	8,702
Province of Ontario	4.200%	6/2/20	CAD	15,000	15,698
Province of Ontario	4.300%	3/8/17	CAD	5,000	5,207
Province of Ontario	4.600%	6/2/39	CAD	15,000	15,702
Province of Ontario	4.650%	6/2/41	CAD	12,500	13,215
Province of Ontario	4.700%	6/2/37	CAD	6,000	6,359
Province of Ontario	4.850%	6/2/20	CAD	10,000	10,839
Province of Ontario	5.850%	3/8/33	CAD	3,000	3,614
Province of Ontario	6.500%	3/8/29	CAD	4,000	5,031
Province of Saskatchewan	3.400%	2/3/42	CAD	3,500	3,065
Quebec	3.000%	9/1/23	CAD	10,000	9,249
Quebec	4.250%	12/1/21	CAD	15,000	15,599
Quebec	4.250%	12/1/43	CAD	10,000	9,739
Quebec	4.500%	12/1/17	CAD	5,000	5,274
Quebec	4.500%	12/1/18	CAD	5,000	5,298
Quebec	4.500%	12/1/20	CAD	8,000	8,491
Quebec	5.000%	4/29/19	EUR	3,500	5,676
Quebec	5.000%	12/1/38	CAD	2,000	2,174
Quebec	5.000%	12/1/41	CAD	10,000	10,931
Quebec	5.350%	6/1/25	CAD	5,000	5,562
Quebec	6.000%	10/1/29	CAD	5,000	5,981
					808,306
Total Canada (Cost $1,002,647)					961,027

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Czech Republic (0.3%)
Sovereign Bonds (0.3%)
CEZ AS	3.000%	6/5/28	EUR	500	658
CEZ AS	4.875%	4/16/25	EUR	500	803
CEZ AS	5.000%	10/19/21	EUR	2,000	3,223
Czech Republic	3.625%	4/14/21	EUR	3,000	4,482
Czech Republic	3.750%	9/12/20	CZK	100,000	5,914
Czech Republic	3.850%	9/29/21	CZK	80,000	4,776
Czech Republic	4.000%	4/11/17	CZK	100,000	5,850
Czech Republic	4.500%	11/5/14	EUR	3,000	4,233
Czech Republic	4.600%	8/18/18	CZK	100,000	6,126
Czech Republic	4.850%	11/26/57	CZK	50,000	3,022
Czech Republic	5.000%	6/11/18	EUR	2,000	3,167
Czech Republic	5.700%	5/25/24	CZK	100,000	6,956
Total Czech Republic (Cost $48,640)					49,210
Denmark (0.9%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Danske Bank A/S	1.625%	2/28/20	EUR	4,000	5,478
Danske Bank A/S	4.125%	11/26/19	EUR	1,000	1,571
Nordea Kredit Realkreditaktieselskab	2.000%	1/1/16	DKK	20,000	3,762
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	9,916	1,767
Nykredit Realkredit A/S	2.000%	4/1/18	DKK	30,000	5,641
Nykredit Realkredit A/S	3.250%	6/1/17	EUR	2,000	2,892
Realkredit Danmark A/S	2.000%	4/1/16	DKK	5,000	942
Realkredit Danmark A/S	4.000%	10/1/41	DKK	4,674	881
					22,934
Corporate Bonds (0.1%)
AP Moeller - Maersk A/S	3.375%	8/28/19	EUR	2,000	2,919
Carlsberg Breweries A/S	2.625%	7/3/19	EUR	3,000	4,213
Carlsberg Breweries A/S	7.250%	11/28/16	GBP	1,600	2,969
Danske Bank A/S	3.875%	5/18/16	EUR	3,000	4,361
Danske Bank A/S	4.000%	12/9/15	GBP	200	336
2 Danske Bank A/S	4.878%	5/29/49	EUR	1,000	1,379
					16,177
Sovereign Bonds (0.7%)
DONG Energy A/S	2.625%	9/19/22	EUR	1,000	1,357
DONG Energy A/S	4.875%	1/12/32	GBP	1,000	1,678
DONG Energy A/S	5.750%	4/9/40	GBP	1,000	1,875
2 DONG Energy A/S	6.250%	6/26/13	EUR	1,045	1,518
DONG Energy A/S	6.500%	5/7/19	EUR	1,000	1,691
4 Kingdom of Denmark	1.500%	11/15/23	DKK	30,000	5,313
Kingdom of Denmark	2.000%	11/15/14	DKK	74,700	13,866
Kingdom of Denmark	3.000%	11/15/21	DKK	145,000	29,572
Kingdom of Denmark	4.000%	11/15/17	DKK	109,800	22,765
Kingdom of Denmark	4.000%	11/15/19	DKK	25,000	5,347
Kingdom of Denmark	4.500%	11/15/39	DKK	89,600	22,351
Kingdom of Denmark	7.000%	11/10/24	DKK	20,000	5,562
Kommunekredit	1.375%	1/21/15	CHF	3,000	3,361
					116,256
Total Denmark (Cost $151,569)					155,367

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
Finland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
	Aktia Bank plc	1.125%	6/25/18	EUR	1,200	1,634
	Danske Bank Oyj	3.875%	6/21/21	EUR	2,000	3,113
	Nordea Bank Finland Abp	1.375%	1/15/20	EUR	6,000	8,113
	Nordea Bank Finland Abp	2.250%	5/3/19	EUR	2,000	2,854
	Nordea Bank Finland Abp	2.375%	7/17/17	EUR	5,000	7,173
	OP Mortgage Bank	1.625%	5/23/17	EUR	5,000	7,001
	OP Mortgage Bank	3.500%	7/11/18	EUR	500	756
						30,644
Corporate Bonds (0.1%)
	Citycon Oyj	3.750%	6/24/20	EUR	500	691
	Pohjola Bank plc	1.250%	5/14/18	EUR	825	1,113
	Pohjola Bank plc	3.125%	1/12/16	EUR	1,500	2,138
	Sampo Oyj	4.250%	2/22/16	EUR	2,000	2,884
	Sampo Oyj	4.250%	2/27/17	EUR	500	736
	Teollisuuden Voima Oyj	4.625%	2/4/19	EUR	1,000	1,522
						9,084
Sovereign Bonds (0.4%)
	Fortum Oyj	2.250%	9/6/22	EUR	1,500	1,995
	Fortum Oyj	6.000%	3/20/19	EUR	1,000	1,651
	Municipality Finance plc	1.125%	12/7/17	GBP	1,500	2,381
	Republic of Finland	1.125%	12/7/17	GBP	200	320
1	Republic of Finland	1.500%	4/15/23	EUR	5,000	6,572
1	Republic of Finland	1.750%	4/15/16	EUR	10,000	14,088
1	Republic of Finland	2.625%	7/4/42	EUR	2,000	2,672
[1,4]	Republic of Finland	3.375%	4/15/20	EUR	10,000	15,372
1	Republic of Finland	3.875%	9/15/17	EUR	10,000	15,273
1	Republic of Finland	4.000%	7/4/25	EUR	10,000	16,103
1	Republic of Finland	4.375%	7/4/19	EUR	4,000	6,428
						82,855
Total Finland (Cost $118,305)						122,583
France (11.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (1.4%)
	AXA Bank Europe SCF	2.250%	4/19/17	EUR	2,000	2,849
	BNP Paribas Home Loan SFH	1.375%	6/17/20	EUR	7,500	10,098
	BNP Paribas Home Loan SFH	3.125%	3/22/22	EUR	2,000	2,973
	BNP Paribas Home Loan SFH	3.375%	1/12/17	EUR	2,000	2,946
	BNP Paribas Public Sector SCF SA	2.250%	10/22/15	EUR	1,000	1,405
	BPCE SFH SA	3.625%	5/12/16	EUR	8,000	11,682
	BPCE SFH SA	4.000%	3/23/22	EUR	3,000	4,682
	Caisse de Refinancement de l’Habitat SA	2.400%	1/17/25	EUR	1,000	1,357
	Caisse de Refinancement de l’Habitat SA	2.600%	4/26/16	EUR	3,841	5,480
	Caisse de Refinancement de l’Habitat SA	3.300%	9/23/22	EUR	6,500	9,697
	Caisse de Refinancement de l’Habitat SA	3.600%	9/13/21	EUR	1,000	1,529
	Caisse de Refinancement de l’Habitat SA	3.600%	3/8/24	EUR	5,000	7,604
	Caisse de Refinancement de l’Habitat SA	4.000%	4/25/18	EUR	4,525	6,937
	Caisse de Refinancement de l’Habitat SA	4.000%	6/17/22	EUR	4,870	7,637
	Caisse de Refinancement de l’Habitat SA	4.100%	10/25/15	EUR	8,140	11,851
	Caisse Francaise de Financement Local	2.750%	1/25/16	EUR	11,000	15,655
	Caisse Francaise de Financement Local	3.125%	9/15/15	EUR	1,500	2,136
	Caisse Francaise de Financement Local	3.500%	9/16/16	EUR	2,000	2,929
	Caisse Francaise de Financement Local	3.500%	9/24/20	EUR	3,051	4,617
	Caisse Francaise de Financement Local	3.625%	2/26/18	EUR	1,000	1,500

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Caisse Francaise de Financement Local	4.250%	1/26/22	EUR	3,000	4,742
Caisse Francaise de Financement Local	5.250%	2/6/17	EUR	3,037	4,706
Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	1,000	1,738
Cie de Financement Foncier SA	2.250%	8/21/15	EUR	5,000	7,001
Cie de Financement Foncier SA	2.375%	8/24/18	CHF	4,000	4,734
Cie de Financement Foncier SA	4.250%	1/19/22	EUR	1,000	1,581
Cie de Financement Foncier SA	4.625%	9/23/17	EUR	13,000	20,113
Cie de Financement Foncier SA	4.875%	5/25/21	EUR	11,544	18,946
Cie de Financement Foncier SA	5.500%	1/26/27	GBP	350	653
Cie de Financement Foncier SA	5.750%	10/4/21	EUR	500	863
CIF Euromortgage SA	3.750%	10/23/19	EUR	7,000	10,663
Credit Agricole Home Loan SFH	1.625%	3/11/20	EUR	2,200	3,011
Credit Agricole Home Loan SFH	1.750%	7/27/17	CHF	2,000	2,311
Credit Agricole Home Loan SFH	3.875%	1/12/21	EUR	2,500	3,892
Credit Agricole Home Loan SFH	4.000%	7/16/25	EUR	2,000	3,119
Credit Agricole Home Loan SFH	4.500%	1/29/16	EUR	5,800	8,570
Credit Agricole Public Sector SCF	1.875%	9/20/19	EUR	1,500	2,089
Credit Agricole Public Sector SCF	1.875%	6/7/23	EUR	1,200	1,579
Credit Mutuel - CIC Home Loan SFH	1.375%	4/22/20	EUR	6,500	8,741
Credit Mutuel - CIC Home Loan SFH	3.125%	1/21/15	EUR	3,000	4,210
Credit Mutuel - CIC Home Loan SFH	3.375%	7/18/16	EUR	4,000	5,833
Credit Mutuel Arkea Home Loans SFH	2.375%	7/11/23	EUR	2,000	2,759
HSBC SFH France SA	2.000%	10/16/23	EUR	2,500	3,345
Societe Generale SCF SA	4.250%	2/3/23	EUR	3,000	4,799
Societe Generale SFH	3.250%	6/6/16	EUR	5,000	7,257
Societe Generale SFH	4.000%	1/18/22	EUR	2,000	3,146
					255,965
Corporate Bonds (1.9%)
Air Liquide SA	2.908%	10/12/18	EUR	2,800	4,111
2 Allianz France SA	4.625%	6/29/49	EUR	1,000	1,378
Alstom SA	2.250%	10/11/17	EUR	2,000	2,775
Alstom SA	2.875%	10/5/15	EUR	2,000	2,810
Alstom SA	4.125%	2/1/17	EUR	2,000	2,936
Arkema SA	3.850%	4/30/20	EUR	600	888
Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	3,000	4,161
2 AXA SA	5.125%	7/4/43	EUR	3,000	4,406
AXA SA	5.250%	4/16/40	EUR	1,350	1,998
2 AXA SA	5.777%	7/29/49	EUR	2,000	2,836
2 AXA SA	6.667%	7/29/49	GBP	250	421
AXA SA	7.125%	12/15/20	GBP	500	973
Banque Federative du Credit Mutuel SA	1.625%	1/11/18	EUR	1,000	1,364
Banque Federative du Credit Mutuel SA	2.875%	6/21/17	EUR	5,000	7,156
Banque Federative du Credit Mutuel SA	4.000%	10/22/20	EUR	4,000	5,801
BNP Paribas SA	1.375%	11/21/18	EUR	4,000	5,369
BNP Paribas SA	2.375%	11/20/19	GBP	1,000	1,588
BNP Paribas SA	2.875%	11/27/17	EUR	4,000	5,748
BNP Paribas SA	2.875%	9/26/23	EUR	5,000	6,887
BNP Paribas SA	3.000%	2/24/17	EUR	2,000	2,879
BNP Paribas SA	3.500%	3/7/16	EUR	3,000	4,317
2 BNP Paribas SA	5.019%	4/29/49	EUR	2,500	3,508
2 BNP Paribas SA	5.945%	4/29/49	GBP	550	894
Bouygues SA	3.641%	10/29/19	EUR	2,500	3,713
BPCE SA	1.750%	3/14/16	EUR	5,000	6,907
BPCE SA	2.875%	1/16/24	EUR	3,500	4,820
BPCE SA	4.625%	7/18/23	EUR	1,500	2,114
2 BPCE SA	4.625%	7/29/49	EUR	600	823

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
2 BPCE SA	6.117%	10/29/49	EUR	1,250	1,761
Carrefour SA	1.750%	5/22/19	EUR	5,420	7,310
Carrefour SA	1.875%	12/19/17	EUR	1,000	1,387
Casino Guichard Perrachon SA	3.311%	1/25/23	EUR	1,000	1,381
Casino Guichard Perrachon SA	4.726%	5/26/21	EUR	1,900	2,934
Cie de St-Gobain	3.500%	9/30/15	EUR	2,500	3,562
Cie de St-Gobain	3.625%	3/28/22	EUR	5,000	7,175
Cie de St-Gobain	5.625%	12/15/16	GBP	300	532
Cie Financiere et Industrielle des
Autoroutes SA	5.000%	5/24/21	EUR	1,500	2,412
2 CNP Assurances	6.000%	9/14/40	EUR	1,000	1,459
2 CNP Assurances	7.375%	9/30/41	GBP	1,000	1,801
Credit Agricole SA	3.625%	3/8/16	EUR	4,900	7,070
Credit Agricole SA	3.875%	2/13/19	EUR	4,000	5,973
Credit Agricole SA	5.875%	6/11/19	EUR	4,000	6,294
2 Credit Agricole SA	7.875%	10/29/49	EUR	2,000	3,042
Danone SA	1.375%	6/10/19	EUR	2,600	3,512
Edenred	3.625%	10/6/17	EUR	1,500	2,194
Eutelsat SA	4.125%	3/27/17	EUR	2,000	2,949
GDF Suez	1.500%	7/20/17	EUR	2,000	2,767
GDF Suez	2.250%	6/1/18	EUR	3,500	4,962
GDF Suez	2.750%	10/18/17	EUR	2,000	2,898
2 GDF Suez	4.750%	7/29/49	EUR	1,000	1,399
GDF Suez	5.000%	10/1/60	GBP	1,650	2,925
GDF Suez	5.625%	1/18/16	EUR	2,000	3,009
GDF Suez	6.375%	1/18/21	EUR	4,500	7,906
GDF Suez	6.875%	1/24/19	EUR	250	431
GDF Suez	7.000%	10/30/28	GBP	50	108
Gecina SA	2.875%	5/30/23	EUR	2,500	3,275
Groupe Auchan SA	2.250%	4/6/23	EUR	2,000	2,672
Groupe Auchan SA	2.375%	12/12/22	EUR	2,000	2,727
Klepierre	4.000%	4/13/17	EUR	2,100	3,097
Legrand SA	4.375%	3/21/18	EUR	1,000	1,527
LVMH Moet Hennessy Louis Vuitton SA	3.375%	4/7/15	EUR	1,500	2,117
2 Natixis	6.307%	10/29/49	EUR	200	281
Orange SA	2.500%	3/1/23	EUR	100	134
Orange SA	3.375%	9/16/22	EUR	3,000	4,326
Orange SA	4.750%	2/21/17	EUR	4,000	6,059
Orange SA	5.375%	11/22/50	GBP	1,000	1,723
Orange SA	5.625%	5/22/18	EUR	2,000	3,207
Orange SA	7.250%	11/10/20	GBP	400	804
Orange SA	8.000%	12/20/17	GBP	600	1,181
Orange SA	8.125%	11/20/28	GBP	1,000	2,236
Pernod Ricard SA	5.000%	3/15/17	EUR	2,500	3,795
Pernod Ricard SA	7.000%	1/15/15	EUR	2,000	2,915
RCI Banque SA	1.750%	7/6/16	EUR	1,500	2,060
RCI Banque SA	2.875%	1/22/18	EUR	2,500	3,533
RCI Banque SA	3.250%	4/25/18	GBP	500	817
RCI Banque SA	4.000%	3/16/16	EUR	690	995
Sanofi	1.000%	11/14/17	EUR	2,000	2,726
Sanofi	4.125%	10/11/19	EUR	1,000	1,557
Sanofi	4.500%	5/18/16	EUR	2,000	2,974
Schneider Electric SA	4.000%	8/11/17	EUR	4,137	6,207
Societe Des Autoroutes Paris-Rhin-Rhone	4.875%	1/21/19	EUR	1,000	1,551
Societe Des Autoroutes Paris-Rhin-Rhone	5.000%	1/12/17	EUR	2,500	3,765
Societe Des Autoroutes Paris-Rhin-Rhone	5.125%	1/18/18	EUR	1,500	2,315

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Societe Generale SA	2.250%	1/23/20	EUR	4,000	5,494
Societe Generale SA	3.875%	12/17/15	GBP	50	84
Societe Generale SA	4.000%	4/20/16	EUR	1,500	2,187
Societe Generale SA	4.000%	6/7/23	EUR	3,700	5,013
Societe Generale SA	4.750%	3/2/21	EUR	1,000	1,581
Societe Generale SA	5.000%	12/20/18	GBP	2,790	4,990
Societe Generale SA	5.400%	1/30/18	GBP	700	1,222
2 Suez Environnement Co.	4.820%	9/29/49	EUR	500	700
Suez Environnement Co.	5.500%	7/22/24	EUR	2,400	4,095
Thales SA	1.625%	3/20/18	EUR	2,500	3,438
Total Capital International SA	2.125%	3/15/23	EUR	3,000	4,036
Total Capital SA	4.250%	12/8/17	GBP	550	973
Total Capital SA	4.700%	6/6/17	EUR	3,000	4,606
Transport et Infrastructures Gaz France SA	4.339%	7/7/21	EUR	2,000	3,005
Unibail-Rodamco SE	2.375%	2/25/21	EUR	2,000	2,728
Unibail-Rodamco SE	2.500%	6/12/23	EUR	800	1,074
Unibail-Rodamco SE	4.625%	9/23/16	EUR	3,000	4,482
Veolia Environnement SA	4.247%	1/6/21	EUR	3,000	4,582
Veolia Environnement SA	4.375%	1/16/17	EUR	1,000	1,501
2 Veolia Environnement SA	4.450%	1/29/49	EUR	1,000	1,356
Veolia Environnement SA	4.625%	3/30/27	EUR	500	758
2 Veolia Environnement SA	4.850%	1/29/49	GBP	1,100	1,753
Veolia Environnement SA	6.125%	11/25/33	EUR	1,000	1,712
Veolia Environnement SA	6.125%	10/29/37	GBP	1,000	1,926
Vinci SA	3.375%	3/30/20	EUR	1,500	2,196
Vinci SA	4.125%	2/20/17	EUR	2,000	2,970
Vivendi SA	4.125%	7/18/17	EUR	900	1,337
Vivendi SA	4.250%	12/1/16	EUR	2,150	3,194
Vivendi SA	4.750%	7/13/21	EUR	2,000	3,053
					329,356
Sovereign Bonds (7.8%)
Aeroports de Paris	2.750%	6/5/28	EUR	1,000	1,338
Agence Francaise de Developpement	2.250%	5/27/25	EUR	10,000	13,088
Areva SA	3.500%	3/22/21	EUR	3,500	4,934
BPIFrance Financement	2.750%	10/25/25	EUR	3,000	4,101
Caisse d’Amortissement de la Dette Sociale	1.000%	5/25/18	EUR	10,000	13,593
Caisse d’Amortissement de la Dette Sociale	2.250%	12/7/15	GBP	1,000	1,647
Caisse d’Amortissement de la Dette Sociale	2.375%	1/25/24	EUR	3,500	4,772
Caisse d’Amortissement de la Dette Sociale	3.000%	2/25/16	EUR	13,000	18,680
Caisse d’Amortissement de la Dette Sociale	3.625%	4/25/16	EUR	7,000	10,235
Caisse d’Amortissement de la Dette Sociale	3.750%	10/25/20	EUR	2,000	3,104
Caisse d’Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	5,000	7,783
Caisse d’Amortissement de la Dette Sociale	4.125%	4/25/17	EUR	6,500	9,857
Caisse d’Amortissement de la Dette Sociale	4.125%	4/25/23	EUR	5,000	7,894
Caisse d’Amortissement de la Dette Sociale	4.375%	10/25/21	EUR	8,000	12,890
Caisse Nationale des Autoroutes	4.500%	3/28/18	EUR	3,870	6,039
Caisse Nationale des Autoroutes	6.000%	10/26/15	EUR	943	1,422
Electricite de France SA	2.250%	9/29/17	CHF	1,000	1,180
Electricite de France SA	3.875%	1/18/22	EUR	3,000	4,530
Electricite de France SA	4.500%	11/12/40	EUR	3,900	5,923
Electricite de France SA	4.625%	9/11/24	EUR	2,000	3,197
Electricite de France SA	5.375%	5/29/20	EUR	2,000	3,309
2 Electricite de France SA	5.375%	1/29/49	EUR	3,400	4,866
Electricite de France SA	5.500%	10/17/41	GBP	1,000	1,831
2 Electricite de France SA	6.000%	12/29/49	GBP	800	1,336
Electricite de France SA	6.250%	1/25/21	EUR	5,000	8,654

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Electricite de France SA	6.250%	5/30/28	GBP	3,000	5,856
French Republic	0.250%	11/25/15	EUR	15,000	20,348
French Republic	1.000%	7/25/17	EUR	15,000	20,620
French Republic	1.000%	5/25/18	EUR	30,000	40,968
French Republic	1.000%	11/25/18	EUR	8,000	10,854
French Republic	1.750%	2/25/17	EUR	15,000	21,171
French Republic	1.750%	5/25/23	EUR	26,000	34,076
French Republic	2.000%	7/12/15	EUR	20,000	27,960
French Republic	2.250%	2/25/16	EUR	30,000	42,520
French Republic	2.250%	10/25/22	EUR	20,000	27,654
French Republic	2.500%	1/15/15	EUR	20,000	27,905
French Republic	2.500%	7/25/16	EUR	17,000	24,393
French Republic	2.500%	10/25/20	EUR	29,000	42,018
French Republic	2.750%	10/25/27	EUR	2,000	2,720
French Republic	3.000%	10/25/15	EUR	40,000	57,232
French Republic	3.000%	4/25/22	EUR	31,000	45,744
French Republic	3.250%	4/25/16	EUR	20,000	29,092
French Republic	3.250%	10/25/21	EUR	25,000	37,700
French Republic	3.250%	5/25/45	EUR	3,000	4,022
French Republic	3.500%	4/25/15	EUR	20,000	28,461
French Republic	3.500%	4/25/20	EUR	35,000	53,834
French Republic	3.500%	4/25/26	EUR	40,000	59,515
French Republic	3.750%	4/25/17	EUR	20,000	30,109
French Republic	3.750%	10/25/19	EUR	20,000	31,066
French Republic	3.750%	4/25/21	EUR	28,000	43,716
French Republic	4.000%	4/25/18	EUR	15,000	23,208
French Republic	4.000%	10/25/38	EUR	20,000	30,981
French Republic	4.000%	4/25/55	EUR	10,000	15,493
French Republic	4.000%	4/25/60	EUR	10,000	15,552
French Republic	4.250%	10/25/17	EUR	25,000	38,658
French Republic	4.250%	10/25/18	EUR	25,000	39,380
French Republic	4.250%	4/25/19	EUR	25,000	39,627
French Republic	4.250%	10/25/23	EUR	25,000	40,006
French Republic	4.500%	4/25/41	EUR	21,500	35,956
French Republic	4.750%	4/25/35	EUR	19,300	33,067
French Republic	5.000%	10/25/16	EUR	20,000	30,808
French Republic	5.500%	4/25/29	EUR	26,000	47,109
French Republic	5.750%	10/25/32	EUR	26,500	50,431
La Poste SA	2.750%	11/26/24	EUR	4,200	5,808
Region of Ile de France	2.250%	6/10/23	EUR	900	1,211
Reseau Ferre de France	4.375%	6/2/22	EUR	7,000	11,199
Reseau Ferre de France	4.830%	3/25/60	GBP	1,000	1,707
Reseau Ferre de France	5.000%	10/10/33	EUR	4,000	6,867
Reseau Ferre de France	5.500%	12/1/21	GBP	3,000	5,644
SA de Gestion de Stocks de Securitee	1.750%	10/22/19	EUR	2,500	3,455
6 UNEDIC	1.250%	5/29/20	EUR	5,000	6,683
6 UNEDIC	2.125%	4/26/17	EUR	5,000	7,122
					1,415,729
Total France (Cost $1,934,009)					2,001,050
Germany (11.0%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.7%)
Aareal Bank AG	1.000%	6/28/18	EUR	500	680
Aareal Bank AG	1.375%	6/19/17	EUR	2,000	2,777
Bayerische Landesbank	1.625%	4/18/23	EUR	5,000	6,637
Berlin-Hannoversche Hypothekenbank AG	1.125%	2/5/18	EUR	5,000	6,867

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Deutsche Bank AG	1.375%	9/7/20	EUR	2,000	2,712
Deutsche Genossenschafts-
Hypothekenbank AG	3.250%	6/15/15	EUR	3,000	4,267
Deutsche Genossenschafts-
Hypothekenbank AG	4.000%	10/31/16	EUR	1,950	2,920
Deutsche Hypothekenbank AG	1.375%	6/10/20	EUR	1,500	2,026
Deutsche Pfandbriefbank AG	1.500%	3/18/20	EUR	4,000	5,432
Deutsche Pfandbriefbank AG	1.625%	7/4/17	EUR	4,800	6,702
Deutsche Pfandbriefbank AG	1.875%	12/20/19	GBP	600	930
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	1,000	1,322
Deutsche Pfandbriefbank AG	2.625%	10/6/16	EUR	1,253	1,796
Deutsche Postbank AG	3.375%	3/31/20	EUR	5,000	7,645
7 German Postal Pensions Securitisation 2 plc	4.375%	1/18/22	EUR	3,000	4,865
7 German Postal Pensions Securitisation plc	3.375%	1/18/16	EUR	5,000	7,207
Hypothekenbank Frankfurt AG	2.875%	1/19/16	EUR	8,637	12,338
Hypothekenbank Frankfurt AG	3.750%	5/25/16	EUR	4,491	6,588
Hypothekenbank Frankfurt International SA	2.500%	8/29/25	CHF	2,000	2,003
Landesbank Hessen-Thueringen Girozentrale	1.000%	6/26/18	EUR	1,800	2,460
Landesbank Hessen-Thueringen Girozentrale	1.875%	6/26/23	EUR	800	1,086
Landesbank Hessen-Thueringen Girozentrale	4.125%	6/8/16	EUR	5,000	7,426
Muenchener Hypothekenbank eG	0.750%	9/11/17	EUR	3,000	4,088
Muenchener Hypothekenbank eG	2.000%	6/15/15	EUR	4,000	5,580
Norddeutsche Landesbank Girozentrale	3.250%	1/18/21	EUR	4,000	6,080
UniCredit Bank AG	2.625%	5/31/17	EUR	7,000	10,114
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	1.125%	5/29/20	EUR	2,500	3,354
					125,902
Corporate Bonds (1.2%)
Allianz Finance II BV	1.375%	3/13/18	EUR	2,100	2,883
Allianz Finance II BV	4.500%	3/13/43	GBP	500	839
2 Allianz Finance II BV	5.750%	7/8/41	EUR	3,000	4,645
2 Allianz SE	5.625%	10/17/42	EUR	2,000	3,080
BASF Finance Europe NV	5.125%	6/9/15	EUR	2,000	2,916
BASF SE	1.875%	2/4/21	EUR	5,000	6,776
BASF SE	2.000%	12/5/22	EUR	3,000	4,015
2 Bayer AG	5.000%	7/29/05	EUR	1,000	1,412
Bertelsmann SE & Co. KGaA	2.625%	8/2/22	EUR	1,000	1,369
BMW Finance NV	1.500%	6/5/18	EUR	1,500	2,058
BMW Finance NV	3.375%	12/14/18	GBP	950	1,610
BMW UK Capital plc	5.000%	10/2/17	GBP	500	901
BMW US Capital LLC	1.000%	7/18/17	EUR	10,000	13,537
BMW US Capital LLC	5.000%	5/28/15	EUR	5,000	7,250
Commerzbank AG	3.625%	7/10/17	EUR	4,500	6,567
Continental AG	3.000%	7/16/18	EUR	1,000	1,418
Daimler AG	1.000%	7/8/16	EUR	1,000	1,365
Daimler AG	1.750%	5/21/15	EUR	4,000	5,530
Daimler AG	2.000%	5/5/17	EUR	1,000	1,403
Daimler AG	2.000%	6/25/21	EUR	600	808
Daimler AG	2.375%	3/8/23	EUR	2,000	2,695
Deutsche Bank AG	2.375%	1/11/23	EUR	4,000	5,441
Deutsche Bank AG	5.000%	6/24/20	EUR	1,500	2,262
Deutsche Boerse AG	1.125%	3/26/18	EUR	2,000	2,720
Deutsche Pfandbriefbank AG	2.000%	7/19/16	EUR	1,500	2,062
Deutsche Post AG	2.875%	12/11/24	EUR	2,000	2,770
Deutsche Telekom International Finance BV	2.125%	1/18/21	EUR	2,000	2,716
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	2,000	2,708

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Deutsche Telekom International Finance BV	4.250%	7/13/22	EUR	3,000	4,607
Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	3,000	4,805
Deutsche Telekom International Finance BV	6.500%	4/8/22	GBP	2,400	4,683
DVB Bank SE	1.625%	5/28/18	EUR	2,000	2,725
E.ON International Finance BV	5.500%	10/2/17	EUR	4,000	6,340
E.ON International Finance BV	5.750%	5/7/20	EUR	2,000	3,371
Eurogrid GmbH	3.875%	10/22/20	EUR	1,000	1,508
2 Henkel AG & Co. KGaA	5.375%	11/25/04	EUR	1,000	1,441
K&S AG	3.000%	6/20/22	EUR	500	653
Linde AG	2.000%	4/18/23	EUR	2,500	3,306
2 Linde Finance BV	7.375%	7/14/66	EUR	1,000	1,533
2 Linde Finance BV	8.125%	7/14/66	GBP	400	728
MAN SE	1.000%	9/21/15	EUR	730	998
MAN SE	2.125%	3/13/17	EUR	2,000	2,817
Merck Financial Services GmbH	4.500%	3/24/20	EUR	1,000	1,577
Metro AG	3.375%	3/1/19	EUR	1,050	1,523
2 Muenchener Rueckversicherungs AG	5.767%	6/29/49	EUR	2,000	2,891
2 Muenchener Rueckversicherungs AG	6.000%	5/26/41	EUR	500	797
2 Muenchener Rueckversicherungs AG	6.250%	5/26/42	EUR	1,500	2,440
2 RWE AG	4.625%	9/29/49	EUR	1,000	1,377
RWE Finance BV	1.875%	1/30/20	EUR	4,000	5,395
RWE Finance BV	4.750%	1/31/34	GBP	1,200	1,950
RWE Finance BV	5.000%	2/10/15	EUR	3,000	4,297
RWE Finance BV	5.125%	7/23/18	EUR	1,000	1,575
RWE Finance BV	5.625%	12/6/23	GBP	1,400	2,567
RWE Finance BV	6.250%	6/3/30	GBP	1,500	2,866
RWE Finance BV	6.500%	4/20/21	GBP	1,000	1,922
RWE Finance BV	6.625%	1/31/19	EUR	1,000	1,682
Siemens Financieringsmaatschappij NV	1.500%	3/10/20	EUR	4,000	5,366
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	1,000	1,480
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	1,000	1,480
2 Siemens Financieringsmaatschappij NV	5.250%	9/14/66	EUR	1,000	1,461
Siemens Financieringsmaatschappij NV	5.625%	6/11/18	EUR	2,000	3,251
2 Siemens Financieringsmaatschappij NV	6.125%	9/14/66	GBP	480	835
Vier Gas Transport Gmbh	2.000%	6/12/20	EUR	1,500	2,047
Vier Gas Transport Gmbh	2.875%	6/12/25	EUR	1,000	1,368
Volkswagen Financial Services NV	1.250%	5/23/16	GBP	2,800	4,486
Volkswagen Financial Services NV	1.250%	12/15/16	GBP	1,250	1,993
Volkswagen Financial Services NV	2.000%	10/23/15	GBP	450	733
Volkswagen International Finance NV	1.000%	10/26/16	EUR	5,000	6,817
Volkswagen International Finance NV	1.250%	8/20/15	GBP	300	482
Volkswagen International Finance NV	2.000%	3/26/21	EUR	5,000	6,740
Volkswagen Leasing GmbH	1.500%	9/15/15	EUR	5,000	6,883
Volkswagen Leasing GmbH	3.375%	6/3/16	EUR	2,000	2,890
Wuerth Finance International BV	1.750%	5/21/20	EUR	4,130	5,566
					220,008
Sovereign Bonds (9.1%)
Bayerische Landesbodenkreditanstalt	1.875%	1/25/23	EUR	1,000	1,349
Deutsche Bahn Finance BV	1.375%	10/30/17	GBP	1,500	2,415
Deutsche Bahn Finance BV	3.000%	3/8/24	EUR	4,000	5,772
Deutsche Bahn Finance BV	3.750%	6/1/21	EUR	2,000	3,081
2 EnBW Energie Baden-Wuerttemberg AG	7.375%	4/2/72	EUR	1,000	1,498
Erste Abwicklungsanstalt	1.125%	9/30/15	EUR	2,000	2,755
Erste Abwicklungsanstalt	1.125%	8/30/17	EUR	5,000	6,878
EWE AG	4.125%	11/4/20	EUR	2,000	3,030
Federal Republic of Germany	0.500%	2/23/18	EUR	7,000	9,513

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Federal Republic of Germany	1.500%	2/15/23	EUR	8,000	10,808
Federal Republic of Germany	1.500%	5/15/23	EUR	24,000	32,248
Federal Republic of Germany	1.750%	10/9/15	EUR	25,000	35,019
Federal Republic of Germany	1.750%	7/4/22	EUR	6,000	8,366
Federal Republic of Germany	2.000%	2/26/16	EUR	50,000	70,814
Federal Republic of Germany	2.000%	1/4/22	EUR	4,000	5,724
Federal Republic of Germany	2.000%	8/15/23	EUR	32,000	44,678
Federal Republic of Germany	2.250%	4/10/15	EUR	47,000	65,766
Federal Republic of Germany	2.250%	9/4/20	EUR	20,000	29,354
Federal Republic of Germany	2.500%	2/27/15	EUR	33,000	46,226
Federal Republic of Germany	2.500%	1/4/21	EUR	17,000	25,318
Federal Republic of Germany	2.500%	7/4/44	EUR	25,000	33,419
Federal Republic of Germany	2.750%	4/8/16	EUR	140,000	202,052
Federal Republic of Germany	3.000%	7/4/20	EUR	17,000	26,113
Federal Republic of Germany	3.250%	1/4/20	EUR	18,000	27,937
Federal Republic of Germany	3.250%	7/4/21	EUR	6,000	9,385
Federal Republic of Germany	3.500%	1/4/16	EUR	50,000	72,860
Federal Republic of Germany	3.500%	7/4/19	EUR	15,000	23,470
Federal Republic of Germany	3.750%	1/4/19	EUR	55,000	86,483
Federal Republic of Germany	4.000%	7/4/16	EUR	15,000	22,426
Federal Republic of Germany	4.000%	1/4/18	EUR	18,000	28,074
Federal Republic of Germany	4.000%	1/4/37	EUR	41,000	69,602
Federal Republic of Germany	4.250%	7/4/17	EUR	20,000	31,047
Federal Republic of Germany	4.250%	7/4/18	EUR	12,000	19,096
Federal Republic of Germany	4.250%	7/4/39	EUR	2,400	4,291
Federal Republic of Germany	4.750%	7/4/28	EUR	1,500	2,678
Federal Republic of Germany	4.750%	7/4/34	EUR	4,500	8,314
Federal Republic of Germany	4.750%	7/4/40	EUR	1,500	2,894
Federal Republic of Germany	5.500%	1/4/31	EUR	44,000	85,702
Federal Republic of Germany	5.625%	1/4/28	EUR	14,000	26,978
7 FMS Wertmanagement AoeR	0.750%	12/15/17	GBP	2,000	3,134
FMS Wertmanagement AoeR	1.000%	7/18/17	EUR	2,000	2,751
FMS Wertmanagement AoeR	1.375%	1/16/15	EUR	6,000	8,259
FMS Wertmanagement AoeR	1.875%	8/24/15	EUR	1,500	2,095
FMS Wertmanagement AoeR	1.875%	5/9/19	EUR	6,000	8,483
FMS Wertmanagement AoeR	3.000%	9/8/21	EUR	6,000	9,000
Free State of Bavaria	1.875%	2/7/19	EUR	3,000	4,233
Free State of Bavaria	3.500%	1/27/16	EUR	2,263	3,289
Gemeinsame Deutsche Bundeslaender	1.375%	10/11/19	EUR	2,459	3,356
Gemeinsame Deutsche Bundeslaender	1.750%	1/31/23	EUR	3,000	4,016
Gemeinsame Deutsche Bundeslaender	2.000%	6/2/15	EUR	5,000	6,972
Gemeinsame Deutsche Bundeslaender	2.625%	3/18/16	EUR	975	1,393
Gemeinsame Deutsche Bundeslaender	2.875%	2/9/16	EUR	2,100	3,011
Gemeinsame Deutsche Bundeslaender	3.500%	10/7/19	EUR	1,500	2,293
7 KFW	0.500%	2/26/16	EUR	20,000	27,293
7 KFW	0.625%	5/29/15	EUR	10,000	13,672
7 KFW	0.875%	10/13/17	EUR	12,000	16,434
7 KFW	0.875%	6/25/18	EUR	1,500	2,041
7 KFW	1.000%	12/7/17	GBP	6,500	10,270
7 KFW	1.125%	1/15/20	EUR	13,000	17,565
7 KFW	1.375%	2/21/17	EUR	13,000	18,155
7 KFW	2.500%	1/17/22	EUR	10,000	14,490
7 KFW	2.500%	8/25/25	CHF	2,000	2,455
7 KFW	3.125%	4/8/16	EUR	5,000	7,250
7 KFW	3.375%	1/18/21	EUR	10,350	15,905
7 KFW	3.500%	7/4/15	EUR	10,000	14,323

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
7 KFW	3.750%	9/7/16	GBP	200	345
7 KFW	3.750%	7/18/18	AUD	10,000	9,382
7 KFW	3.875%	1/21/19	EUR	10,000	15,563
7 KFW	4.375%	2/9/16	CAD	5,000	5,091
7 KFW	5.550%	6/7/21	GBP	4,000	7,763
7 KFW	5.625%	8/25/17	GBP	1,000	1,861
7 KFW	5.750%	6/7/32	GBP	1,000	2,116
7 KFW	6.000%	12/7/28	GBP	3,000	6,377
7 KFW	6.250%	12/4/19	AUD	4,000	4,188
Land Thueringen	1.625%	8/17/20	EUR	2,462	3,348
Landesbank Berlin AG	5.875%	11/25/19	EUR	1,500	2,272
Landeskreditbank Baden-Wuerttemberg
Foerderbank	0.750%	12/12/17	EUR	2,500	3,394
Landeskreditbank Baden-Wuerttemberg
Foerderbank	0.875%	12/15/17	GBP	1,000	1,572
7 Landwirtschaftliche Rentenbank	1.000%	12/15/17	GBP	1,000	1,584
7 Landwirtschaftliche Rentenbank	1.875%	5/11/20	EUR	1,500	2,107
7 Landwirtschaftliche Rentenbank	2.250%	5/22/19	NOK	10,000	1,628
7 Landwirtschaftliche Rentenbank	2.875%	8/30/21	EUR	3,000	4,464
7 Landwirtschaftliche Rentenbank	4.250%	1/24/23	AUD	7,500	6,759
7 Landwirtschaftliche Rentenbank	5.500%	3/9/20	AUD	15,000	15,032
NRW Bank	0.625%	8/1/16	EUR	6,000	8,163
NRW Bank	0.875%	12/15/17	GBP	1,000	1,565
NRW Bank	1.000%	11/10/15	EUR	3,000	4,123
NRW Bank	3.875%	1/27/20	EUR	4,000	6,208
State of Baden-Wurttemberg	3.250%	1/18/16	EUR	2,000	2,893
State of Berlin	1.875%	6/12/23	EUR	800	1,075
State of Berlin	3.125%	9/14/15	EUR	4,000	5,711
State of Berlin	3.125%	8/17/21	EUR	2,300	3,440
State of Berlin	3.500%	6/22/17	EUR	5,718	8,517
State of Berlin	4.125%	5/24/16	EUR	2,000	2,965
State of Brandenburg	3.500%	6/15/21	EUR	5,000	7,669
State of Hesse	1.750%	6/19/20	EUR	2,930	4,057
State of Hesse	1.750%	1/20/23	EUR	3,000	4,024
State of Hesse	2.000%	6/16/15	EUR	5,000	6,977
State of Hesse	2.750%	5/30/16	EUR	4,975	7,152
State of Lower Saxony	1.375%	9/26/19	EUR	7,000	9,554
State of Lower Saxony	3.500%	2/22/16	EUR	2,000	2,906
State of North Rhine-Westphalia	0.875%	12/4/17	EUR	17,000	23,122
State of North Rhine-Westphalia	1.875%	9/15/22	EUR	5,000	6,768
State of North Rhine-Westphalia	2.000%	10/15/25	EUR	3,000	3,925
State of North Rhine-Westphalia	2.250%	3/1/19	CHF	2,000	2,380
State of North Rhine-Westphalia	2.375%	5/13/33	EUR	700	894
State of Rhineland-Palatinate	1.250%	1/16/20	EUR	2,000	2,699
State of Rhineland-Palatinate	2.375%	2/23/22	EUR	2,500	3,554
State of Rhineland-Palatinate	2.875%	3/3/17	EUR	1,500	2,180
State of Saxony-Anhalt	1.625%	4/25/23	EUR	4,000	5,286
Wirtschafts- und Infrastrukturbank Hessen	1.750%	12/6/22	EUR	2,500	3,351
					1,651,575
Total Germany (Cost $1,934,331)					1,997,485

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Hong Kong (0.1%)
Corporate Bonds (0.1%)
2 Hutchison Whampoa Europe Finance 13 Ltd.	3.750%	5/29/49	EUR	1,200	1,575
Hutchison Whampoa Finance 06 Ltd.	4.625%	9/21/16	EUR	2,000	2,978
Hutchison Whampoa Finance 09 Ltd.	4.750%	11/14/16	EUR	5,000	7,492
					12,045
Sovereign Bond (0.0%)
Hong Kong Special Administrative Region	0.340%	5/9/16	HKD	35,000	4,493
Total Hong Kong (Cost $16,109)					16,538
Ireland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
AIB Mortgage Bank	2.625%	7/29/16	EUR	3,000	4,166
Bank of Ireland Mortgage Bank	2.750%	3/22/18	EUR	4,000	5,520
Bank of Ireland Mortgage Bank	3.250%	6/22/15	EUR	1,300	1,819
Depfa ACS Bank	3.875%	11/14/16	EUR	5,000	7,203
					18,708
Corporate Bonds (0.1%)
CRH Finance Ltd.	3.125%	4/3/23	EUR	3,150	4,306
Dali Capital plc	4.799%	12/21/37	GBP	150	239
Freshwater Finance plc	4.607%	10/17/36	GBP	125	195
GE Capital UK Funding	2.250%	9/8/15	GBP	450	734
Willow No.2 Ireland plc for Zurich
Insurance Co. Ltd.	3.375%	6/27/22	EUR	1,000	1,444
					6,918
Sovereign Bonds (0.5%)
DAA Finance plc	6.587%	7/9/18	EUR	500	799
ESB Finance Ltd.	4.375%	11/21/19	EUR	2,000	3,009
Ireland	3.900%	3/20/23	EUR	6,000	8,400
Ireland	4.400%	6/18/19	EUR	10,000	14,738
Ireland	4.500%	10/18/18	EUR	10,000	14,872
Ireland	4.500%	4/18/20	EUR	12,000	17,557
Ireland	4.600%	4/18/16	EUR	10,000	14,675
Ireland	5.000%	10/18/20	EUR	5,000	7,511
Ireland	5.400%	3/13/25	EUR	10,000	15,361
					96,922
Total Ireland (Cost $116,936)					122,548
Israel (0.2%)
Sovereign Bonds (0.2%)
State of Israel	2.500%	5/31/16	ILS	8,000	2,335
State of Israel	4.250%	3/31/23	ILS	15,000	4,464
State of Israel	5.500%	2/28/17	ILS	33,000	10,508
State of Israel	5.500%	1/31/22	ILS	20,000	6,521
State of Israel	5.500%	1/31/42	ILS	6,000	1,813
State of Israel	6.000%	2/28/19	ILS	28,000	9,338
Total Israel (Cost $34,274)					34,979
Italy (7.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Banca Carige SPA	4.250%	3/25/15	EUR	1,500	2,087
Banca Popolare di Milano Scarl	3.250%	11/16/15	EUR	2,000	2,763
Banco Popolare SC	3.625%	3/31/17	EUR	3,000	4,152
Intesa Sanpaolo SPA	3.625%	12/5/22	EUR	4,200	5,967
Intesa Sanpaolo SPA	4.375%	8/16/16	EUR	3,000	4,402

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
UniCredit SPA	1.875%	1/31/19	EUR	3,600	4,838
UniCredit SPA	2.625%	10/31/15	EUR	5,000	6,995
UniCredit SPA	2.625%	10/31/20	EUR	2,000	2,737
UniCredit SPA	4.250%	7/29/16	EUR	3,000	4,394
Unione di Banche Italiane SCPA	5.250%	1/28/21	EUR	2,500	3,903
					42,238
Corporate Bonds (0.6%)
Assicurazioni Generali SPA	5.125%	9/16/24	EUR	1,000	1,523
2 Assicurazioni Generali SPA	10.125%	7/10/42	EUR	2,200	3,794
Atlantia SPA	3.375%	9/18/17	EUR	2,500	3,598
Atlantia SPA	4.500%	2/8/19	EUR	1,000	1,505
Atlantia SPA	5.625%	5/6/16	EUR	1,000	1,499
Atlantia SPA	6.250%	6/9/22	GBP	320	575
Enel Finance International NV	3.625%	4/17/18	EUR	104	150
Enel Finance International NV	4.875%	3/11/20	EUR	6,040	9,164
Enel Finance International NV	4.875%	4/17/23	EUR	5,000	7,479
Enel Finance International NV	5.750%	9/14/40	GBP	2,800	4,242
Eni SPA	3.750%	6/27/19	EUR	4,000	5,945
Eni SPA	4.750%	11/14/17	EUR	1,000	1,538
2 Generali Finance BV	5.317%	6/29/49	EUR	2,000	2,675
2 Generali Finance BV	6.214%	6/29/49	GBP	250	393
Intesa Sanpaolo SPA	4.000%	11/9/17	EUR	6,000	8,573
Intesa Sanpaolo SPA	4.000%	11/8/18	EUR	500	716
Intesa Sanpaolo SPA	4.125%	9/19/16	EUR	4,000	5,714
Intesa Sanpaolo SPA	4.125%	4/14/20	EUR	2,100	2,999
Intesa Sanpaolo SPA	4.875%	7/10/15	EUR	3,000	4,287
Intesa Sanpaolo SPA	5.150%	7/16/20	EUR	2,000	2,805
Luxottica Group SPA	4.000%	11/10/15	EUR	2,000	2,880
Snam SPA	2.000%	11/13/15	EUR	3,000	4,143
Snam SPA	3.375%	1/29/21	EUR	500	700
Snam SPA	3.875%	3/19/18	EUR	2,796	4,097
Snam SPA	5.000%	1/18/19	EUR	1,400	2,151
Snam SPA	5.250%	9/19/22	EUR	700	1,096
Telecom Italia SPA	4.000%	1/21/20	EUR	6,700	8,883
Telecom Italia SPA	5.875%	5/19/23	GBP	2,150	3,346
Telecom Italia SPA	7.000%	1/20/17	EUR	2,000	3,015
Telecom Italia SPA	7.375%	12/15/17	GBP	150	264
Terna Rete Elettrica Nazionale SPA	4.750%	3/15/21	EUR	3,000	4,644
UniCredit SPA	6.950%	10/31/22	EUR	4,000	5,867
					110,260
Sovereign Bonds (7.0%)
A2A SPA	4.500%	11/28/19	EUR	1,000	1,456
ACEA SPA	4.500%	3/16/20	EUR	500	724
Cassa Depositi e Prestiti SPA	4.250%	9/14/16	EUR	500	713
Edison SPA	3.875%	11/10/17	EUR	500	741
Ferrovie dello Stato SPA	4.000%	7/22/20	EUR	2,000	2,858
Poste Italiane SPA	3.250%	6/18/18	EUR	650	911
Republic of Italy	2.250%	5/15/16	EUR	17,000	23,346
Republic of Italy	2.500%	1/30/18	CHF	1,000	1,125
Republic of Italy	2.750%	12/1/15	EUR	15,000	20,876
Republic of Italy	3.000%	4/15/15	EUR	15,000	20,893
Republic of Italy	3.000%	6/15/15	EUR	15,000	20,912
Republic of Italy	3.000%	11/1/15	EUR	15,000	20,980
Republic of Italy	3.500%	11/1/17	EUR	15,000	21,111
Republic of Italy	3.500%	6/1/18	EUR	41,500	58,208
Republic of Italy	3.750%	8/1/15	EUR	22,000	31,068

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Republic of Italy	3.750%	8/1/16	EUR	20,000	28,510
Republic of Italy	3.750%	3/1/21	EUR	20,000	27,786
Republic of Italy	3.750%	8/1/21	EUR	20,000	27,728
Republic of Italy	4.000%	2/1/17	EUR	20,000	28,689
Republic of Italy	4.000%	9/1/20	EUR	20,000	28,337
Republic of Italy	4.000%	2/1/37	EUR	16,000	19,789
Republic of Italy	4.250%	8/1/14	EUR	15,000	20,881
Republic of Italy	4.250%	2/1/15	EUR	50,000	70,614
Republic of Italy	4.250%	2/1/19	EUR	10,000	14,435
Republic of Italy	4.250%	9/1/19	EUR	25,000	36,049
Republic of Italy	4.250%	3/1/20	EUR	19,000	27,229
Republic of Italy	4.500%	7/15/15	EUR	22,000	31,421
Republic of Italy	4.500%	2/1/18	EUR	10,000	14,613
Republic of Italy	4.500%	8/1/18	EUR	25,000	36,575
Republic of Italy	4.500%	3/1/19	EUR	30,000	43,744
Republic of Italy	4.500%	2/1/20	EUR	15,000	21,779
Republic of Italy	4.500%	5/1/23	EUR	35,000	49,688
Republic of Italy	4.500%	3/1/26	EUR	20,000	28,015
Republic of Italy	4.750%	9/15/16	EUR	10,000	14,630
Republic of Italy	4.750%	5/1/17	EUR	10,000	14,649
Republic of Italy	4.750%	6/1/17	EUR	15,000	21,983
Republic of Italy	4.750%	9/1/21	EUR	16,500	24,198
1 Republic of Italy	4.750%	8/1/23	EUR	15,000	21,835
1 Republic of Italy	4.750%	9/1/28	EUR	20,000	28,041
1 Republic of Italy	4.750%	9/1/44	EUR	10,900	14,469
Republic of Italy	5.000%	3/1/22	EUR	16,500	24,467
1 Republic of Italy	5.000%	3/1/25	EUR	15,000	21,890
Republic of Italy	5.000%	8/1/34	EUR	20,000	28,299
Republic of Italy	5.000%	8/1/39	EUR	12,500	17,425
Republic of Italy	5.000%	9/1/40	EUR	22,000	30,481
Republic of Italy	5.250%	8/1/17	EUR	15,000	22,395
Republic of Italy	5.250%	11/1/29	EUR	20,000	29,274
Republic of Italy	5.500%	9/1/22	EUR	22,000	33,527
Republic of Italy	5.500%	11/1/22	EUR	22,000	33,497
Republic of Italy	5.750%	2/1/33	EUR	7,800	12,002
Republic of Italy	6.000%	5/1/31	EUR	30,000	47,265
Republic of Italy	6.500%	11/1/27	EUR	15,000	24,694
Republic of Italy	7.250%	11/1/26	EUR	10,000	17,484
					1,264,309
Total Italy (Cost $1,363,524)					1,416,807
Japan (22.2%)
Corporate Bonds (0.6%)
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.460%	1/24/17	JPY	100,000	1,024
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.390%	5/31/22	JPY	100,000	1,070
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.560%	1/20/21	JPY	400,000	4,333
Mizuho Bank Ltd.	0.270%	1/24/18	JPY	600,000	6,092
Mizuho Bank Ltd.	0.540%	7/20/16	JPY	1,000,000	10,240
Mizuho Bank Ltd.	2.250%	11/4/16	JPY	1,000,000	10,725
2 MUFG Capital Finance 5 Ltd.	6.299%	1/29/49	GBP	330	587
Nippon Telegraph & Telephone Corp.	1.310%	12/18/20	JPY	500,000	5,381
Nomura Europe Finance NV	1.875%	5/29/18	EUR	3,200	4,280
Nomura Europe Finance NV	5.500%	3/23/17	GBP	300	525
Norinchukin Bank	0.300%	4/27/18	JPY	500,000	5,089
Norinchukin Bank	0.350%	6/27/17	JPY	700,000	7,144
Norinchukin Bank	0.400%	5/26/17	JPY	1,400,000	14,312

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Norinchukin Bank	0.500%	9/25/15	JPY	200,000	2,045
Norinchukin Bank	0.500%	11/27/15	JPY	200,000	2,046
Norinchukin Bank	0.550%	1/27/16	JPY	180,000	1,844
Norinchukin Bank	0.700%	3/27/15	JPY	170,000	1,741
Norinchukin Bank	0.700%	4/27/15	JPY	100,000	1,025
Norinchukin Bank	0.750%	2/27/15	JPY	170,000	1,740
Shinkin Central Bank	0.300%	7/27/17	JPY	200,000	2,039
Shinkin Central Bank	0.300%	9/27/17	JPY	200,000	2,039
Shinkin Central Bank	0.350%	5/26/17	JPY	100,000	1,021
Shinkin Central Bank	0.350%	6/27/17	JPY	200,000	2,043
Shinkin Central Bank	0.400%	4/27/17	JPY	700,000	7,161
Shinkin Central Bank	0.450%	11/27/15	JPY	200,000	2,045
Shinkin Central Bank	0.450%	9/27/16	JPY	200,000	2,048
Shinkin Central Bank	0.700%	3/25/16	JPY	200,000	2,058
Sumitomo Mitsui Banking Corp.	1.430%	9/28/20	JPY	600,000	6,435
Toyota Motor Credit Corp.	4.000%	12/7/17	GBP	400	703
					108,835
Sovereign Bonds (21.6%)
8 Deposit Insurance Corp. of Japan	0.100%	7/11/16	JPY	800,000	8,119
8 Development Bank of Japan Inc.	0.819%	9/20/22	JPY	286,000	2,967
8 Development Bank of Japan Inc.	1.750%	3/17/17	JPY	500,000	5,352
Japan	0.100%	11/15/14	JPY	13,580,650	138,140
Japan	0.100%	5/15/15	JPY	6,000,000	61,030
Japan	0.100%	3/20/18	JPY	6,900,000	69,952
Japan	0.200%	6/15/15	JPY	2,300,000	23,432
Japan	0.200%	6/20/17	JPY	13,200,000	134,493
Japan	0.200%	9/20/17	JPY	11,000,000	112,051
Japan	0.200%	12/20/17	JPY	1,200,000	12,221
Japan	0.300%	9/20/15	JPY	4,600,000	46,961
Japan	0.300%	6/20/16	JPY	9,850,000	100,664
Japan	0.300%	6/20/18	JPY	2,500,000	25,567
Japan	0.400%	6/20/15	JPY	5,000,000	51,104
Japan	0.400%	6/20/16	JPY	9,000,000	92,213
Japan	0.400%	3/20/18	JPY	2,860,000	29,375
Japan	0.400%	6/20/18	JPY	1,400,000	14,383
Japan	0.500%	3/20/15	JPY	10,700,000	109,435
Japan	0.500%	12/20/15	JPY	10,200,000	104,610
Japan	0.500%	3/20/16	JPY	1,200,000	12,317
Japan	0.600%	3/20/16	JPY	900,000	9,260
Japan	0.600%	3/20/23	JPY	4,800,000	49,011
Japan	0.700%	12/20/22	JPY	4,000,000	41,255
Japan	0.800%	9/20/20	JPY	5,200,000	54,583
Japan	0.800%	6/20/22	JPY	3,500,000	36,489
Japan	0.800%	9/20/22	JPY	6,500,000	67,693
Japan	0.800%	12/20/22	JPY	5,500,000	57,222
Japan	0.800%	6/20/23	JPY	3,693,500	38,373
Japan	0.800%	6/20/23	JPY	400,000	4,155
Japan	0.800%	9/20/23	JPY	200,000	2,073
Japan	0.900%	6/20/22	JPY	2,500,000	26,277
Japan	1.000%	3/20/22	JPY	8,000,000	84,824
Japan	1.100%	6/20/20	JPY	5,100,000	54,579
Japan	1.100%	9/20/21	JPY	650,000	6,950
Japan	1.100%	3/20/33	JPY	1,200,000	11,469
Japan	1.200%	6/20/21	JPY	5,150,000	55,485
Japan	1.300%	12/20/18	JPY	1,800,000	19,336
Japan	1.300%	12/20/19	JPY	8,200,000	88,711

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Japan	1.300%	3/20/20	JPY	3,400,000	36,815
Japan	1.300%	6/20/20	JPY	1,600,000	17,336
Japan	1.300%	3/20/21	JPY	2,000,000	21,699
Japan	1.400%	9/20/15	JPY	1,300,000	13,543
Japan	1.400%	12/20/18	JPY	5,000,000	53,969
Japan	1.400%	9/20/19	JPY	4,100,000	44,537
Japan	1.500%	3/20/33	JPY	600,000	6,144
Japan	1.600%	6/20/30	JPY	500,000	5,384
Japan	1.600%	3/20/33	JPY	3,000,000	31,235
Japan	1.700%	3/20/18	JPY	6,600,000	71,581
Japan	1.700%	9/20/32	JPY	3,600,000	38,346
Japan	1.700%	12/20/32	JPY	2,845,000	30,206
Japan	1.700%	6/20/33	JPY	800,000	8,437
Japan	1.800%	6/20/23	JPY	2,500,000	28,344
Japan	1.800%	9/20/30	JPY	300,000	3,315
Japan	1.800%	9/20/31	JPY	3,400,000	37,201
Japan	1.800%	12/20/31	JPY	2,600,000	28,366
Japan	1.800%	3/20/43	JPY	2,000,000	21,123
Japan	1.900%	9/20/23	JPY	500,000	5,724
Japan	1.900%	12/20/28	JPY	5,000,000	56,707
Japan	1.900%	9/20/30	JPY	2,600,000	29,130
Japan	1.900%	6/20/31	JPY	2,600,000	28,934
Japan	1.900%	9/20/42	JPY	200,000	2,160
Japan	1.900%	6/20/43	JPY	1,263,200	13,642
Japan	1.900%	3/20/53	JPY	800,000	8,586
Japan	2.000%	3/20/16	JPY	900,000	9,563
Japan	2.000%	12/20/25	JPY	3,360,000	38,925
Japan	2.000%	3/20/31	JPY	2,650,000	29,979
Japan	2.000%	9/20/40	JPY	2,000,000	22,052
Japan	2.000%	3/20/42	JPY	2,940,850	32,446
Japan	2.000%	3/20/52	JPY	1,000,000	11,032
Japan	2.100%	6/20/25	JPY	3,000,000	35,096
Japan	2.100%	12/20/26	JPY	4,100,000	47,949
Japan	2.100%	9/20/28	JPY	6,550,000	76,227
Japan	2.100%	3/20/29	JPY	2,000,000	23,224
Japan	2.100%	6/20/29	JPY	200,000	2,320
Japan	2.100%	9/20/29	JPY	3,600,000	41,697
Japan	2.200%	3/20/26	JPY	800,000	9,458
Japan	2.200%	3/20/28	JPY	2,850,000	33,618
Japan	2.200%	9/20/28	JPY	1,200,000	14,132
Japan	2.200%	3/20/49	JPY	1,560,000	18,070
Japan	2.200%	3/20/51	JPY	1,400,000	16,238
Japan	2.300%	5/20/30	JPY	170,000	2,013
Japan	2.300%	3/20/35	JPY	1,500,000	17,363
Japan	2.300%	12/20/35	JPY	810,000	9,389
Japan	2.300%	12/20/36	JPY	400,000	4,644
Japan	2.300%	3/20/40	JPY	2,000,000	23,351
Japan	2.400%	3/20/34	JPY	2,000,000	23,453
Japan	2.400%	12/20/34	JPY	2,300,000	27,028
Japan	2.400%	3/20/37	JPY	2,100,000	24,809
Japan	2.400%	9/20/38	JPY	2,300,000	27,244
Japan	2.400%	3/20/48	JPY	1,000,000	12,105
Japan	2.500%	9/20/34	JPY	400,000	4,770
Japan	2.500%	9/20/35	JPY	500,000	5,981
Japan	2.500%	6/20/36	JPY	1,200,000	14,385
Japan	2.600%	3/20/19	JPY	700,000	8,028

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
8 Japan Expressway Holding &
Debt Repayment Agency	0.300%	11/30/15	JPY	500,000	5,093
Japan Expressway Holding &
Debt Repayment Agency	0.360%	12/18/15	JPY	1,000,000	10,212
Japan Expressway Holding &
Debt Repayment Agency	0.500%	9/17/38	JPY	200,000	1,431
Japan Expressway Holding &
Debt Repayment Agency	0.500%	3/18/39	JPY	200,000	1,425
8 Japan Expressway Holding &
Debt Repayment Agency	0.668%	3/17/23	JPY	800,000	8,165
Japan Expressway Holding &
Debt Repayment Agency	0.765%	9/20/22	JPY	200,000	2,051
Japan Expressway Holding &
Debt Repayment Agency	0.796%	9/20/22	JPY	300,000	3,084
8 Japan Expressway Holding &
Debt Repayment Agency	0.815%	2/28/23	JPY	500,000	5,173
8 Japan Expressway Holding &
Debt Repayment Agency	0.834%	1/31/23	JPY	800,000	8,294
8 Japan Expressway Holding &
Debt Repayment Agency	0.839%	7/29/22	JPY	500,000	5,163
8 Japan Expressway Holding &
Debt Repayment Agency	0.895%	6/30/22	JPY	500,000	5,189
8 Japan Expressway Holding &
Debt Repayment Agency	0.900%	10/30/20	JPY	1,200,000	12,628
8 Japan Expressway Holding &
Debt Repayment Agency	1.200%	12/27/19	JPY	100,000	1,072
8 Japan Expressway Holding &
Debt Repayment Agency	1.300%	1/30/19	JPY	100,000	1,072
8 Japan Expressway Holding &
Debt Repayment Agency	1.300%	5/29/20	JPY	100,000	1,079
8 Japan Expressway Holding &
Debt Repayment Agency	1.400%	7/31/19	JPY	301,000	3,256
8 Japan Expressway Holding &
Debt Repayment Agency	1.500%	1/29/16	JPY	200,000	2,094
8 Japan Expressway Holding &
Debt Repayment Agency	1.500%	12/27/17	JPY	273,000	2,922
8 Japan Expressway Holding &
Debt Repayment Agency	1.500%	6/28/19	JPY	301,000	3,270
8 Japan Expressway Holding &
Debt Repayment Agency	1.600%	2/28/18	JPY	100,000	1,077
8 Japan Expressway Holding &
Debt Repayment Agency	1.600%	10/31/18	JPY	501,000	5,437
8 Japan Expressway Holding &
Debt Repayment Agency	1.700%	7/31/18	JPY	900,000	9,783
8 Japan Expressway Holding &
Debt Repayment Agency	1.800%	6/29/18	JPY	400,000	4,362
8 Japan Expressway Holding &
Debt Repayment Agency	1.900%	8/31/17	JPY	500,000	5,412
8 Japan Expressway Holding &
Debt Repayment Agency	2.000%	8/31/16	JPY	229,000	2,448
8 Japan Expressway Holding &
Debt Repayment Agency	2.100%	12/28/29	JPY	500,000	5,713
Japan Expressway Holding &
Debt Repayment Agency	2.120%	6/20/16	JPY	100,000	1,069
8 Japan Expressway Holding &
Debt Repayment Agency	2.300%	2/29/40	JPY	200,000	2,285

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Japan Expressway Holding &
Debt Repayment Agency	2.340%	10/20/27	JPY	700,000	8,204
Japan Expressway Holding &
Debt Repayment Agency	2.870%	12/20/46	JPY	80,000	946
Japan Expressway Holding &
Debt Repayment Agency	2.960%	3/19/46	JPY	250,000	2,981
8 Japan Finance Organization for Municipalities	0.250%	10/29/18	JPY	300,000	3,048
8 Japan Finance Organization for Municipalities	0.576%	9/24/21	JPY	600,000	6,156
Japan Finance Organization for Municipalities	0.576%	4/28/23	JPY	800,000	8,071
8 Japan Finance Organization for Municipalities	0.668%	3/17/23	JPY	370,000	3,769
Japan Finance Organization for Municipalities	0.678%	3/28/23	JPY	500,000	5,096
8 Japan Finance Organization for Municipalities	0.900%	11/17/20	JPY	100,000	1,052
8 Japan Finance Organization for Municipalities	0.900%	3/14/22	JPY	600,000	6,282
8 Japan Finance Organization for Municipalities	1.300%	5/25/15	JPY	1,000,000	10,352
Japan Finance Organization for Municipalities	1.570%	9/24/15	JPY	180,000	1,879
8 Japan Finance Organization for Municipalities	1.600%	10/16/18	JPY	200,000	2,167
Japan Finance Organization for Municipalities	1.770%	9/25/18	JPY	400,000	4,370
8 Japan Finance Organization for Municipalities	1.900%	6/22/18	JPY	500,000	5,484
Japan Finance Organization for Municipalities	1.970%	6/20/18	JPY	500,000	5,490
Japan Government Five Year Bond	0.400%	9/20/16	JPY	9,900,000	101,487
Japan Government Forty Year Bond	2.200%	3/20/50	JPY	700,000	8,114
Japan Government Ten Year Bond	1.200%	12/20/20	JPY	2,387,350	25,723
Japan Government Ten Year Bond	1.500%	9/20/18	JPY	7,950,000	85,997
Japan Government Ten Year Bond	1.700%	3/20/17	JPY	2,400,000	25,687
Japan Government Thirty Year Bond	2.000%	12/20/33	JPY	500,000	5,507
Japan Government Thirty Year Bond	2.300%	3/20/39	JPY	1,030,000	11,999
Japan Government Thirty Year Bond	2.500%	3/20/38	JPY	2,800,000	33,712
Japan Government Twenty Year Bond	1.700%	6/20/33	JPY	1,300,000	13,715
Japan Government Twenty Year Bond	1.900%	12/20/23	JPY	1,800,000	20,625
Japan Government Twenty Year Bond	2.100%	12/20/28	JPY	600,000	6,975
Japan Government Twenty Year Bond	2.400%	6/20/28	JPY	500,000	6,031
Japan Highway Public Corp.	1.540%	12/20/22	JPY	500,000	5,505
Major Joint Local Government Bond	0.680%	3/24/23	JPY	700,000	7,138
Major Joint Local Government Bond	0.890%	6/24/22	JPY	800,000	8,346
Major Joint Local Government Bond	0.900%	10/23/20	JPY	300,000	3,153
Major Joint Local Government Bond	1.030%	9/24/21	JPY	400,000	4,232
Major Joint Local Government Bond	1.030%	11/25/21	JPY	200,000	2,115
Major Joint Local Government Bond	1.050%	8/25/21	JPY	500,000	5,298
Major Joint Local Government Bond	1.070%	12/24/21	JPY	400,000	4,241
Major Joint Local Government Bond	1.170%	7/24/20	JPY	1,100,000	11,767
Major Joint Local Government Bond	1.280%	2/25/21	JPY	200,000	2,156
Major Joint Local Government Bond	1.290%	6/25/20	JPY	130,000	1,401
Major Joint Local Government Bond	1.300%	6/25/15	JPY	200,000	2,073
Major Joint Local Government Bond	1.300%	9/25/15	JPY	100,000	1,039
Major Joint Local Government Bond	1.320%	12/25/19	JPY	100,000	1,078
Major Joint Local Government Bond	1.340%	10/25/19	JPY	300,000	3,236
Major Joint Local Government Bond	1.380%	3/25/20	JPY	100,000	1,083
Major Joint Local Government Bond	1.400%	8/25/15	JPY	200,000	2,079
Major Joint Local Government Bond	1.400%	7/25/19	JPY	300,000	3,242
Major Joint Local Government Bond	1.440%	4/24/20	JPY	200,000	2,174
Major Joint Local Government Bond	1.500%	10/23/15	JPY	700,000	7,310
Major Joint Local Government Bond	1.500%	10/25/18	JPY	100,000	1,080
Major Joint Local Government Bond	1.540%	8/23/19	JPY	100,000	1,089
Major Joint Local Government Bond	1.550%	9/25/18	JPY	100,000	1,082
Major Joint Local Government Bond	1.570%	2/23/18	JPY	500,000	5,374
Major Joint Local Government Bond	1.570%	5/24/19	JPY	453,900	4,943

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Major Joint Local Government Bond	1.600%	11/25/15	JPY	315,800	3,307
Major Joint Local Government Bond	1.600%	12/25/15	JPY	112,800	1,182
Major Joint Local Government Bond	1.600%	2/25/16	JPY	150,000	1,575
Major Joint Local Government Bond	1.640%	6/25/19	JPY	100,000	1,094
Major Joint Local Government Bond	1.800%	1/25/17	JPY	109,000	1,165
Major Joint Local Government Bond	1.900%	6/23/17	JPY	200,000	2,157
Shoko Chukin Bank	0.150%	2/26/16	JPY	500,000	5,078
Shoko Chukin Bank	0.200%	10/27/15	JPY	500,000	5,085
Shoko Chukin Bank	0.250%	4/27/16	JPY	100,000	1,018
Shoko Chukin Bank	0.250%	7/27/16	JPY	1,500,000	15,277
Shoko Chukin Bank	0.350%	6/27/17	JPY	300,000	3,061
Shoko Chukin Bank	0.400%	4/27/17	JPY	500,000	5,111
Shoko Chukin Bank	0.550%	6/27/16	JPY	100,000	1,026
Tokyo Metropolitan Government	0.360%	6/19/15	JPY	100,000	1,020
Tokyo Metropolitan Government	0.760%	12/20/22	JPY	100,000	1,030
Tokyo Metropolitan Government	0.770%	9/20/22	JPY	300,000	3,096
Tokyo Metropolitan Government	0.990%	9/17/21	JPY	200,000	2,111
Tokyo Metropolitan Government	1.020%	9/17/21	JPY	500,000	5,288
Tokyo Metropolitan Government	1.380%	9/20/19	JPY	400,000	4,324
Tokyo Metropolitan Government	1.400%	3/19/20	JPY	400,000	4,339
Tokyo Metropolitan Government	1.530%	3/20/15	JPY	600,000	6,215
Tokyo Metropolitan Government	1.580%	6/20/19	JPY	200,000	2,181
Tokyo Metropolitan Government	1.730%	3/18/16	JPY	200,000	2,109
Tokyo Metropolitan Government	1.830%	9/20/16	JPY	101,000	1,076
Tokyo Metropolitan Government	1.840%	12/20/16	JPY	100,000	1,069
Tokyo Metropolitan Government	1.970%	3/18/16	JPY	1,503,000	15,937
Tokyo Metropolitan Government	1.980%	6/20/31	JPY	100,000	1,106
Tokyo Metropolitan Government	2.000%	6/20/16	JPY	150,000	1,598
					3,903,231
Total Japan (Cost $3,858,507)					4,012,066
Jersey, C.I. (0.0%)
Corporate Bonds (0.0%)
Heathrow Funding Ltd.	3.000%	6/8/15	GBP	400	659
2 Heathrow Funding Ltd.	4.375%	1/25/19	EUR	2,000	2,982
Total Jersey, C.I. (Cost $3,450)					3,641
Lithuania (0.0%)
Sovereign Bond (0.0%)
Republic of Lithuania (Cost $4,397)	4.850%	2/7/18	EUR	3,000	4,496
Luxembourg (0.0%)
Corporate Bond (0.0%)
2 Talanx Finanz Luxembourg SA	8.367%	6/15/42	EUR	200	336

Sovereign Bond (0.0%)
Gazprom OAO Via Gaz Capital SA	4.364%	3/21/25	EUR	300	416
Total Luxembourg (Cost $729)					752
Malaysia (0.3%)
Sovereign Bonds (0.3%)
Federation of Malaysia	3.418%	8/15/22	MYR	15,000	4,671
Federation of Malaysia	3.480%	3/15/23	MYR	10,000	3,135
Federation of Malaysia	4.127%	4/15/32	MYR	25,000	8,006

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Federation of Malaysia	4.262%	9/15/16	MYR	80,000	26,144
Federation of Malaysia	4.378%	11/29/19	MYR	40,000	13,249
Federation of Malaysia	4.392%	4/15/26	MYR	10,000	3,313
Total Malaysia (Cost $62,374)					58,518
Mexico (0.8%)
Corporate Bonds (0.1%)
America Movil SAB de CV	3.000%	7/12/21	EUR	2,500	3,516
America Movil SAB de CV	3.750%	6/28/17	EUR	1,500	2,214
America Movil SAB de CV	5.000%	10/27/26	GBP	1,500	2,622
2 America Movil SAB de CV	5.125%	9/6/73	EUR	2,000	2,788
					11,140
Sovereign Bonds (0.7%)
Pemex Project Funding Master Trust	5.500%	2/24/25	EUR	2,000	3,106
Pemex Project Funding Master Trust	6.375%	8/5/16	EUR	1,000	1,544
Petroleos Mexicanos	5.500%	1/9/17	EUR	1,500	2,279
Petroleos Mexicanos	8.250%	6/2/22	GBP	2,250	4,476
United Mexican States	1.160%	8/8/16	JPY	300,000	3,061
United Mexican States	2.750%	4/22/23	EUR	3,000	3,928
United Mexican States	4.750%	6/14/18	MXN	40,000	3,034
United Mexican States	5.000%	6/15/17	MXN	181,000	14,043
United Mexican States	6.000%	6/18/15	MXN	240,000	19,000
United Mexican States	6.250%	6/16/16	MXN	80,000	6,453
United Mexican States	6.500%	6/10/21	MXN	90,000	7,262
United Mexican States	6.500%	6/9/22	MXN	80,000	6,444
United Mexican States	7.500%	6/3/27	MXN	50,000	4,192
United Mexican States	7.750%	5/29/31	MXN	70,000	5,821
United Mexican States	7.750%	11/13/42	MXN	48,000	3,850
United Mexican States	8.000%	6/11/20	MXN	60,000	5,268
United Mexican States	8.000%	12/7/23	MXN	147,600	12,992
United Mexican States	8.500%	5/31/29	MXN	40,000	3,575
United Mexican States	8.500%	11/18/38	MXN	105,000	9,262
United Mexican States	10.000%	12/5/24	MXN	111,000	11,337
United Mexican States	10.000%	11/20/36	MXN	10,000	1,001
					131,928
Total Mexico (Cost $157,221)					143,068
Morocco (0.0%)
Sovereign Bond (0.0%)
Kingdom of Morocco (Cost $2,994)	5.375%	6/27/17	EUR	2,000	2,978
Netherlands (3.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
ABN AMRO Bank NV	1.875%	7/31/19	EUR	4,500	6,282
ABN AMRO Bank NV	3.500%	1/12/18	EUR	2,000	2,998
ABN AMRO Bank NV	3.500%	1/18/22	EUR	3,000	4,542
ING Bank NV	1.875%	5/22/23	EUR	10,400	13,737
ING Bank NV	3.250%	3/3/16	EUR	3,000	4,326
ING Bank NV	3.375%	1/11/18	EUR	5,000	7,480
SNS Bank NV	2.125%	8/30/17	EUR	5,350	7,491
					46,856
Corporate Bonds (1.0%)
ABN AMRO Bank NV	2.500%	11/29/23	EUR	3,000	3,977
ABN AMRO Bank NV	4.125%	3/28/22	EUR	1,500	2,301
ABN AMRO Bank NV	4.250%	4/11/16	EUR	4,000	5,862
ABN AMRO Bank NV	6.375%	4/27/21	EUR	500	780

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
ABN AMRO Bank NV	7.125%	7/6/22	EUR	1,500	2,434
2 Achmea BV	6.000%	4/4/43	EUR	2,000	2,892
Achmea Hypotheekbank NV	2.000%	1/23/18	EUR	2,000	2,715
Aegon NV	3.000%	7/18/17	EUR	300	433
Aegon NV	6.625%	12/16/39	GBP	1,000	2,088
Ahold Finance USA LLC	6.500%	3/14/17	GBP	400	734
Akzo Nobel NV	4.000%	12/17/18	EUR	2,500	3,772
Akzo Nobel NV	8.000%	4/6/16	GBP	200	368
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.000%	2/6/19	CHF	1,000	1,164
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.000%	9/16/21	CHF	2,000	2,315
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.375%	5/22/23	EUR	5,000	6,682
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.000%	2/16/15	EUR	10,000	14,014
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.625%	7/2/19	CHF	2,500	3,148
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.000%	9/10/15	GBP	1,550	2,609
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.000%	9/19/22	GBP	1,187	2,002
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.125%	1/12/21	EUR	5,000	7,643
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.125%	9/14/22	EUR	3,000	4,298
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.125%	7/14/25	EUR	5,000	7,651
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.250%	1/16/17	EUR	10,000	14,928
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	5.250%	9/14/27	GBP	1,250	2,126
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	5.250%	5/23/41	GBP	800	1,430
E.ON International Finance BV	6.000%	10/30/19	GBP	1,000	1,898
E.ON International Finance BV	6.375%	6/7/32	GBP	2,000	4,042
F Van Lanschot Bankiers NV	3.125%	6/5/18	EUR	1,000	1,376
Gas Natural Fenosa Finance BV	3.875%	4/11/22	EUR	2,000	2,833
Heineken NV	2.000%	4/6/21	EUR	1,000	1,337
Heineken NV	2.875%	8/4/25	EUR	2,000	2,704
ING Bank NV	1.875%	2/27/18	EUR	9,000	12,451
ING Bank NV	3.875%	5/24/16	EUR	1,500	2,184
ING Bank NV	3.875%	12/23/16	GBP	90	153
ING Bank NV	4.500%	2/21/22	EUR	2,500	3,927
ING Bank NV	4.875%	1/18/21	EUR	1,000	1,596
ING Groep NV	4.125%	3/23/15	EUR	2,000	2,836
ING Groep NV	4.750%	5/31/17	EUR	2,000	3,032
Koninklijke KPN NV	3.250%	2/1/21	EUR	5,630	7,884
Koninklijke KPN NV	3.750%	9/21/20	EUR	1,200	1,744
Koninklijke KPN NV	4.750%	1/17/17	EUR	1,000	1,496
Koninklijke KPN NV	5.750%	3/18/16	GBP	550	962
Koninklijke KPN NV	5.750%	9/17/29	GBP	1,000	1,792
Koninklijke KPN NV	6.000%	5/29/19	GBP	400	733
Koninklijke KPN NV	6.500%	1/15/16	EUR	1,700	2,576
LeasePlan Corp. NV	2.500%	9/19/16	EUR	500	701
LeasePlan Corp. NV	3.875%	9/16/15	EUR	2,000	2,858

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
	PostNL NV	7.500%	8/14/18	GBP	1,200	2,237
	Repsol International Finance BV	4.250%	2/12/16	EUR	3,500	5,062
	Robert Bosch Investment Nederland BV	1.625%	5/24/21	EUR	800	1,069
	Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	1,000	1,348
	Shell International Finance BV	4.375%	5/14/18	EUR	1,000	1,553
	Shell International Finance BV	4.625%	5/22/17	EUR	5,000	7,672
	Unilever plc	4.750%	6/16/17	GBP	650	1,162
	Wolters Kluwer NV	2.875%	3/21/23	EUR	2,000	2,747
						182,331
Sovereign Bonds (2.3%)
	Alliander NV	2.875%	6/14/24	EUR	500	701
2	Alliander NV	4.875%	11/29/49	EUR	500	705
	Alliander NV	5.500%	4/20/16	EUR	1,000	1,513
	Bank Nederlandse Gemeenten	0.750%	5/21/18	EUR	14,600	19,581
	Bank Nederlandse Gemeenten	1.875%	12/7/18	GBP	2,000	3,201
	Bank Nederlandse Gemeenten	1.875%	6/6/19	EUR	3,000	4,187
	Bank Nederlandse Gemeenten	2.125%	7/14/15	EUR	6,000	8,390
	Bank Nederlandse Gemeenten	2.250%	10/14/20	CHF	4,000	4,751
	Bank Nederlandse Gemeenten	3.875%	5/26/23	EUR	3,000	4,682
	Bank Nederlandse Gemeenten	5.200%	12/7/28	GBP	700	1,310
	Deutsche Bahn Finance BV	1.500%	12/18/17	CHF	2,000	2,307
	Enbw International Finance BV	6.125%	7/7/39	EUR	1,000	1,816
	Enexis Holding NV	1.875%	11/13/20	EUR	1,500	2,029
	Kingdom of Netherlands	0.750%	4/15/15	EUR	40,000	54,760
1	Kingdom of Netherlands	1.250%	1/15/19	EUR	5,000	6,875
1	Kingdom of Netherlands	1.750%	7/15/23	EUR	5,000	6,634
[1,4]	Kingdom of Netherlands	2.250%	7/15/22	EUR	25,000	35,167
1	Kingdom of Netherlands	2.500%	1/15/17	EUR	30,000	43,331
[1,4]	Kingdom of Netherlands	2.500%	1/15/33	EUR	7,500	9,915
1	Kingdom of Netherlands	3.250%	7/15/15	EUR	10,000	14,279
1	Kingdom of Netherlands	3.250%	7/15/21	EUR	3,400	5,174
1	Kingdom of Netherlands	3.500%	7/15/20	EUR	15,000	23,182
1	Kingdom of Netherlands	3.750%	1/15/23	EUR	10,000	15,723
1	Kingdom of Netherlands	3.750%	1/15/42	EUR	14,000	22,814
[1,4]	Kingdom of Netherlands	4.000%	7/15/16	EUR	25,000	37,247
1	Kingdom of Netherlands	4.000%	7/15/18	EUR	15,000	23,315
[1,4]	Kingdom of Netherlands	4.000%	1/15/37	EUR	11,500	19,079
1	Kingdom of Netherlands	5.500%	1/15/28	EUR	10,000	18,496
	Nederlandse Gasunie NV	2.625%	7/13/22	EUR	1,500	2,096
	Nederlandse Gasunie NV	3.625%	10/13/21	EUR	1,500	2,266
	Nederlandse Gasunie NV	4.250%	6/20/16	EUR	2,000	2,957
	Nederlandse Waterschapsbank NV	1.625%	8/23/19	EUR	4,000	5,508
	Nederlandse Waterschapsbank NV	1.750%	7/22/16	CHF	2,000	2,299
	Nederlandse Waterschapsbank NV	2.125%	9/7/16	GBP	500	825
	Nederlandse Waterschapsbank NV	2.375%	6/4/15	EUR	4,000	5,605
	Nederlandse Waterschapsbank NV	2.500%	4/20/15	CHF	2,500	2,854
	Nederlandse Waterschapsbank NV	3.500%	1/14/21	EUR	5,000	7,588
	TenneT Holding BV	3.875%	2/21/18	EUR	540	811
	TenneT Holding BV	4.500%	2/9/22	EUR	1,500	2,364
						426,337
Total Netherlands (Cost $635,196)						655,524

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
New Zealand (0.3%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
Westpac Securities NZ Ltd.	3.500%	6/16/16	EUR	5,000	7,292

Corporate Bonds (0.0%)
ANZ New Zealand Int’l Ltd.	1.500%	12/17/15	GBP	450	726
BNZ International Funding Ltd.	1.250%	5/23/18	EUR	2,800	3,759
					4,485
Sovereign Bonds (0.3%)
New Zealand	3.000%	4/15/20	NZD	7,500	5,742
New Zealand	5.000%	3/15/19	NZD	15,000	12,913
New Zealand	5.500%	4/15/23	NZD	7,500	6,632
New Zealand	6.000%	4/15/15	NZD	9,000	7,739
New Zealand	6.000%	12/15/17	NZD	7,500	6,693
New Zealand	6.000%	5/15/21	NZD	7,500	6,824
					46,543
Total New Zealand (Cost $60,101)					58,320
Norway (0.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
DNB Boligkreditt AS	1.000%	1/22/18	EUR	6,000	8,163
DNB Boligkreditt AS	2.375%	4/11/17	EUR	6,000	8,586
DNB Boligkreditt AS	2.750%	3/21/22	EUR	3,500	5,065
Eika Boligkreditt AS	2.125%	1/30/23	EUR	2,000	2,708
SpareBank 1 Boligkreditt AS	1.500%	6/12/20	EUR	6,000	8,103
					32,625
Corporate Bonds (0.0%)
2 DNB Bank ASA	4.750%	3/8/22	EUR	4,000	5,834
2 DNB Bank ASA	7.250%	6/23/20	GBP	75	130
SpareBank 1 SR Bank ASA	2.125%	2/3/20	EUR	1,500	2,026
					7,990
Sovereign Bonds (0.3%)
Kingdom of Norway	2.000%	5/24/23	NOK	85,000	13,327
Kingdom of Norway	3.750%	5/25/21	NOK	39,100	7,083
Kingdom of Norway	4.500%	5/22/19	NOK	20,300	3,794
4 Kingdom of Norway	5.000%	5/15/15	NOK	79,300	13,990
Kommunalbanken AS	1.125%	12/15/17	GBP	500	794
Statkraft AS	6.625%	4/2/19	EUR	2,950	5,008
Statoil ASA	5.625%	3/11/21	EUR	4,700	8,046
Statoil ASA	6.875%	3/11/31	GBP	750	1,655
Telenor ASA	2.500%	5/22/25	EUR	2,400	3,176
					56,873
Total Norway (Cost $97,207)					97,488
Poland (0.8%)
Sovereign Bonds (0.8%)
Republic of Poland	1.625%	1/15/19	EUR	8,000	10,816
Republic of Poland	2.250%	5/15/18	CHF	3,000	3,496
Republic of Poland	3.375%	7/9/24	EUR	5,000	7,087
Republic of Poland	3.625%	2/1/16	EUR	5,000	7,229
Republic of Poland	3.750%	4/25/18	PLN	15,000	4,935
Republic of Poland	4.000%	10/25/23	PLN	27,500	8,835
Republic of Poland	4.200%	4/15/20	EUR	8,000	12,248
Republic of Poland	4.750%	4/25/17	PLN	32,100	10,939

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Republic of Poland	5.000%	4/25/16	PLN	54,100	18,394
Republic of Poland	5.250%	10/25/17	PLN	15,000	5,214
Republic of Poland	5.250%	10/25/20	PLN	15,000	5,287
Republic of Poland	5.500%	4/25/15	PLN	39,300	13,264
Republic of Poland	5.500%	10/25/19	PLN	18,000	6,407
Republic of Poland	5.750%	10/25/21	PLN	50,100	18,197
Republic of Poland	5.750%	4/25/29	PLN	8,000	2,944
Total Poland (Cost $133,686)					135,292
Portugal (0.0%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
Caixa Geral de Depositos SA (Cost $4,669)	3.750%	1/18/18	EUR	3,500	4,821
Romania (0.0%)
Sovereign Bonds (0.0%)
Republic of Romania	4.875%	11/7/19	EUR	2,000	2,863
Republic of Romania	5.250%	6/17/16	EUR	3,000	4,372
Total Romania (Cost $7,087)					7,235
Russia (0.1%)
Sovereign Bonds (0.1%)
Gazprom OAO Via Gaz Capital SA	3.389%	3/20/20	EUR	3,000	4,054
Gazprom OAO Via Gaz Capital SA	3.755%	3/15/17	EUR	3,000	4,256
Russian Railways via RZD Capital plc	2.177%	2/26/18	CHF	3,000	3,343
Russian Railways via RZD Capital plc	3.374%	5/20/21	EUR	2,000	2,590
Vnesheconombank Via VEB Finance plc	3.035%	2/21/18	EUR	2,000	2,709
Total Russia (Cost $16,509)					16,952
Singapore (0.3%)
Sovereign Bonds (0.3%)
Republic of Singapore	0.250%	2/1/15	SGD	10,000	8,046
Republic of Singapore	0.500%	4/1/18	SGD	35,000	27,947
Republic of Singapore	2.250%	6/1/21	SGD	10,000	8,300
Republic of Singapore	2.750%	4/1/42	SGD	3,700	2,916
Republic of Singapore	3.500%	3/1/27	SGD	13,000	11,531
Total Singapore (Cost $59,002)					58,740
Slovakia (0.1%)
Sovereign Bonds (0.1%)
Republic of Slovakia	1.375%	10/16/19	CHF	2,000	2,235
Republic of Slovakia	4.000%	4/27/20	EUR	5,750	8,755
Republic of Slovakia	4.350%	10/14/25	EUR	5,000	7,591
Republic of Slovakia	4.625%	1/19/17	EUR	3,000	4,522
Total Slovakia (Cost $22,570)					23,103
Slovenia (0.0%)
Sovereign Bonds (0.0%)
Republic of Slovenia	2.750%	3/17/15	EUR	2,000	2,700
Republic of Slovenia	4.125%	1/26/20	EUR	2,000	2,504
Republic of Slovenia	4.375%	2/6/19	EUR	2,000	2,596
Total Slovenia (Cost $7,500)					7,800
South Africa (0.5%)
Sovereign Bonds (0.5%)
Republic of South Africa	6.250%	3/31/36	ZAR	70,000	5,210
Republic of South Africa	6.500%	2/28/41	ZAR	50,000	3,729
Republic of South Africa	6.750%	3/31/21	ZAR	190,000	18,371

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Republic of South Africa	7.000%	2/28/31	ZAR	60,000	5,164
Republic of South Africa	7.250%	1/15/20	ZAR	100,000	10,063
Republic of South Africa	8.000%	12/21/18	ZAR	50,000	5,232
Republic of South Africa	8.250%	9/15/17	ZAR	50,000	5,268
Republic of South Africa	8.750%	2/28/48	ZAR	50,000	4,813
Republic of South Africa	10.500%	12/21/26	ZAR	100,000	11,930
Republic of South Africa	13.500%	9/15/15	ZAR	150,000	16,928
Total South Africa (Cost $98,044)					86,708
South Korea (2.0%)
Sovereign Bonds (2.0%)
Bank of Korea	2.470%	4/2/15	KRW	20,000,000	18,790
Bank of Korea	2.840%	12/2/14	KRW	26,140,000	24,684
Export-Import Bank of Korea	2.000%	4/30/20	EUR	1,800	2,385
Korea Development Bank	1.500%	5/30/18	EUR	600	807
Republic of Korea	2.500%	4/30/18	KRW	20,000,000	18,281
Republic of Korea	2.750%	12/10/15	KRW	25,000,000	23,567
Republic of Korea	2.750%	3/10/18	KRW	54,000,000	50,377
Republic of Korea	3.000%	3/10/23	KRW	34,000,000	31,161
Republic of Korea	3.000%	12/10/42	KRW	10,500,000	8,605
Republic of Korea	3.500%	9/10/16	KRW	43,000,000	41,257
Republic of Korea	4.000%	3/10/16	KRW	14,000,000	13,559
Republic of Korea	4.000%	12/10/31	KRW	22,000,000	21,810
Republic of Korea	4.500%	3/10/15	KRW	38,000,000	36,672
Republic of Korea	4.750%	12/10/30	KRW	4,000,000	4,315
Republic of Korea	5.000%	6/10/20	KRW	36,500,000	38,062
Republic of Korea	5.250%	3/10/27	KRW	4,500,000	5,021
Republic of Korea	5.500%	3/10/28	KRW	20,000,000	22,965
Republic of Korea	5.750%	3/10/26	KRW	3,500,000	4,030
Total South Korea (Cost $354,610)					366,348
Spain (5.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
Ayt Cedulas Cajas Fondo de Titulizacion	4.500%	12/2/19	EUR	5,000	6,820
Ayt Cedulas Cajas Global	3.750%	12/14/22	EUR	800	1,017
Ayt Cedulas Cajas Global	4.000%	3/24/21	EUR	1,000	1,336
Ayt Cedulas Cajas Global	4.750%	5/25/27	EUR	2,000	2,432
AyT Cedulas Cajas IX Fondo de Titulizacion	3.750%	3/31/15	EUR	5,000	6,958
AyT Cedulas Cajas IX Fondo de Titulizacion	4.000%	3/31/20	EUR	5,000	6,790
AyT Cedulas Cajas VIII Fondo de Titulizacion
de Activos	4.000%	11/18/14	EUR	2,300	3,197
Banco Bilbao Vizcaya Argentaria SA	3.500%	10/7/20	EUR	1,000	1,436
Banco Bilbao Vizcaya Argentaria SA	3.500%	1/24/21	EUR	1,000	1,432
Banco Bilbao Vizcaya Argentaria SA	3.625%	1/18/17	EUR	1,000	1,444
Banco Bilbao Vizcaya Argentaria SA	3.875%	1/30/23	EUR	5,000	7,280
Banco Bilbao Vizcaya Argentaria SA	4.250%	3/30/15	EUR	5,000	7,085
Banco Bilbao Vizcaya Argentaria SA	4.750%	2/10/16	EUR	6,300	9,194
Banco de Sabadell SA	3.375%	1/23/18	EUR	4,000	5,635
Banco de Sabadell SA	3.625%	2/16/15	EUR	4,500	6,283
Banco Espanol de Credito SA	3.500%	1/27/15	EUR	3,400	4,752
Banco Espanol de Credito SA	3.500%	1/18/16	EUR	1,100	1,565
Banco Espanol de Credito SA	3.625%	9/7/15	EUR	3,000	4,251
Banco Espanol de Credito SA	3.750%	6/17/16	EUR	5,000	7,195
Banco Espanol de Credito SA	4.625%	3/30/15	EUR	1,100	1,566
Banco Espanol de Credito SA	4.750%	1/24/17	EUR	3,000	4,478
Banco Popular Espanol SA	3.750%	1/22/19	EUR	3,000	4,231

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Banco Popular Espanol SA	4.125%	3/30/17	EUR	4,500	6,472
Banco Santander SA	2.875%	1/30/18	EUR	5,500	7,797
Banco Santander SA	3.125%	9/28/15	EUR	1,500	2,108
Banco Santander SA	4.125%	1/9/17	EUR	1,000	1,466
Banco Santander SA	4.625%	1/20/16	EUR	1,400	2,036
Bankinter SA	2.750%	7/26/16	EUR	2,600	3,636
CaixaBank	3.500%	3/31/16	EUR	1,500	2,133
CaixaBank	3.875%	2/17/25	EUR	2,000	2,823
CaixaBank	4.625%	6/4/19	EUR	5,400	8,126
CaixaBank	5.125%	4/27/16	EUR	10,000	14,765
Caja Rural de Navarra	2.875%	6/11/18	EUR	700	959
Cedulas TDA	4.125%	4/10/21	EUR	1,500	2,012
Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	5,000	5,871
Cedulas TDA 6 Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	3,000	3,362
IM Cedulas 10	4.500%	2/21/22	EUR	1,300	1,694
IM Cedulas 6-M1 - Fondo de Titulizacion	3.500%	12/2/15	EUR	3,500	4,825
Kutxabank SA	3.000%	2/1/17	EUR	2,500	3,511
Santander Consumer Finance SA	3.875%	3/23/16	EUR	1,400	2,007
					171,980
Corporate Bonds (0.5%)
Abertis Infraestructuras SA	3.750%	6/20/23	EUR	1,000	1,380
Abertis Infraestructuras SA	4.750%	10/25/19	EUR	3,500	5,304
BBVA Senior Finance SAU	3.250%	3/21/16	EUR	5,000	7,022
BBVA Senior Finance SAU	3.750%	1/17/18	EUR	500	715
Ferrovial Emisiones SA	3.375%	6/7/21	EUR	700	961
Gas Natural Capital Markets SA	5.375%	5/24/19	EUR	2,600	4,048
Gas Natural Capital Markets SA	5.625%	2/9/17	EUR	3,000	4,593
Iberdrola Finanzas SAU	4.750%	1/25/16	EUR	2,500	3,668
Iberdrola International BV	3.500%	2/1/21	EUR	3,000	4,268
Iberdrola International BV	4.250%	10/11/18	EUR	1,000	1,499
Iberdrola International BV	4.500%	9/21/17	EUR	600	899
2 Iberdrola International BV	5.750%	2/27/49	EUR	1,000	1,412
Red Electrica Financiaciones SA Unipersonal	2.375%	5/31/19	EUR	800	1,090
Red Electrica Financiaciones SA Unipersonal	3.500%	10/7/16	EUR	2,500	3,600
Red Electrica Financiaciones SA Unipersonal	4.875%	4/29/20	EUR	2,000	3,061
Repsol International Finance BV	2.625%	5/28/20	EUR	3,500	4,708
Santander International Debt SAU	4.000%	3/27/17	EUR	1,000	1,449
Santander International Debt SAU	4.000%	1/24/20	EUR	3,500	5,078
Santander International Debt SAU	4.625%	3/21/16	EUR	4,000	5,787
Telefonica Emisiones SAU	2.736%	5/29/19	EUR	6,000	8,239
Telefonica Emisiones SAU	3.987%	1/23/23	EUR	4,300	5,973
Telefonica Emisiones SAU	4.375%	2/2/16	EUR	4,000	5,777
Telefonica Emisiones SAU	4.693%	11/11/19	EUR	2,000	2,997
					83,528
Sovereign Bonds (3.9%)
9 FADE - Fondo de Amortizacion del
Deficit Electrico	2.875%	9/17/16	EUR	5,000	6,921
9 FADE - Fondo de Amortizacion del
Deficit Electrico	3.875%	3/17/18	EUR	2,000	2,846
9 FADE - Fondo de Amortizacion del
Deficit Electrico	5.900%	3/17/21	EUR	2,000	3,091
9 Instituto de Credito Oficial	4.750%	4/30/20	EUR	7,000	10,227
9 Instituto de Credito Oficial	5.125%	1/25/16	EUR	5,000	7,265
IPIC GMTN Ltd.	5.875%	3/14/21	EUR	3,000	4,836
Kingdom of Spain	3.000%	4/30/15	EUR	25,000	34,810
Kingdom of Spain	3.150%	1/31/16	EUR	10,000	14,012

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Kingdom of Spain	3.250%	4/30/16	EUR	20,000	28,136
Kingdom of Spain	3.300%	7/30/16	EUR	16,000	22,519
Kingdom of Spain	3.750%	10/31/15	EUR	26,000	36,817
Kingdom of Spain	3.800%	1/31/17	EUR	25,000	35,727
Kingdom of Spain	4.000%	7/30/15	EUR	25,000	35,434
Kingdom of Spain	4.000%	4/30/20	EUR	18,000	25,475
Kingdom of Spain	4.100%	7/30/18	EUR	8,000	11,582
Kingdom of Spain	4.200%	1/31/37	EUR	15,000	18,410
Kingdom of Spain	4.250%	10/31/16	EUR	20,000	28,898
Kingdom of Spain	4.300%	10/31/19	EUR	10,000	14,473
Kingdom of Spain	4.400%	1/31/15	EUR	15,000	21,224
1 Kingdom of Spain	4.400%	10/31/23	EUR	5,000	6,989
Kingdom of Spain	4.500%	1/31/18	EUR	26,000	38,101
Kingdom of Spain	4.600%	7/30/19	EUR	30,000	44,164
Kingdom of Spain	4.650%	7/30/25	EUR	10,000	14,085
Kingdom of Spain	4.700%	7/30/41	EUR	10,000	13,117
Kingdom of Spain	4.800%	1/31/24	EUR	10,000	14,380
Kingdom of Spain	4.850%	10/31/20	EUR	14,000	20,695
Kingdom of Spain	4.900%	7/30/40	EUR	7,000	9,475
1 Kingdom of Spain	5.150%	10/31/28	EUR	4,000	5,780
1 Kingdom of Spain	5.400%	1/31/23	EUR	30,000	45,190
Kingdom of Spain	5.500%	7/30/17	EUR	15,000	22,670
Kingdom of Spain	5.500%	4/30/21	EUR	16,000	24,524
Kingdom of Spain	5.750%	7/30/32	EUR	20,000	30,688
Kingdom of Spain	5.850%	1/31/22	EUR	10,000	15,565
Kingdom of Spain	5.900%	7/30/26	EUR	10,000	15,651
Kingdom of Spain	6.000%	1/31/29	EUR	10,000	15,661
					699,438
Total Spain (Cost $909,454)					954,946
Supranational (2.9%)
Sovereign Bonds (2.9%)
Asian Development Bank	0.000%	2/7/16	CHF	2,000	2,201
Asian Development Bank	1.000%	12/15/16	GBP	1,500	2,405
Asian Development Bank	3.500%	7/25/18	AUD	8,850	8,249
Council Of Europe Development Bank	1.750%	12/19/16	GBP	1,000	1,635
Council Of Europe Development Bank	3.000%	7/13/20	EUR	1,000	1,486
EUROFIMA	3.000%	5/15/26	CHF	1,500	1,876
EUROFIMA	4.550%	3/30/27	CAD	655	643
European Bank for Reconstruction &
Development	5.625%	12/7/28	GBP	1,000	2,007
European Financial Stability Facility	0.500%	3/7/16	EUR	3,000	4,085
European Financial Stability Facility	0.750%	6/5/17	EUR	2,500	3,398
European Financial Stability Facility	0.875%	4/16/18	EUR	20,000	27,040
European Financial Stability Facility	1.125%	6/1/15	EUR	13,000	17,892
European Financial Stability Facility	1.250%	2/5/18	EUR	5,000	6,883
European Financial Stability Facility	1.500%	1/22/20	EUR	7,600	10,332
European Financial Stability Facility	1.625%	9/15/17	EUR	2,500	3,499
European Financial Stability Facility	1.625%	7/17/20	EUR	1,000	1,361
European Financial Stability Facility	1.875%	5/23/23	EUR	15,000	19,976
European Financial Stability Facility	2.250%	9/5/22	EUR	3,000	4,167
European Financial Stability Facility	2.625%	5/2/19	EUR	10,000	14,558
European Financial Stability Facility	2.750%	7/18/16	EUR	5,000	7,206
European Financial Stability Facility	3.375%	4/3/37	EUR	3,000	4,422
European Investment Bank	1.000%	7/13/18	EUR	12,000	16,390
European Investment Bank	1.250%	8/2/19	CHF	3,000	3,411

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
European Investment Bank	1.375%	1/15/18	GBP	5,500	8,745
European Investment Bank	1.400%	6/20/17	JPY	1,100,000	11,684
European Investment Bank	1.500%	2/1/19	GBP	5,000	7,830
European Investment Bank	1.750%	4/21/17	CHF	2,000	2,318
European Investment Bank	2.250%	10/14/22	EUR	7,000	9,721
European Investment Bank	2.375%	7/10/20	CHF	2,500	3,022
European Investment Bank	2.500%	7/22/15	CHF	2,000	2,300
European Investment Bank	2.500%	10/31/22	GBP	5,500	8,583
European Investment Bank	2.625%	3/15/18	EUR	5,000	7,323
European Investment Bank	2.750%	3/15/40	EUR	1,000	1,327
European Investment Bank	3.000%	12/7/15	GBP	1,000	1,675
European Investment Bank	3.125%	10/15/15	EUR	8,000	11,473
European Investment Bank	3.125%	6/30/36	CHF	1,000	1,344
European Investment Bank	3.500%	4/15/16	EUR	15,000	21,936
European Investment Bank	3.500%	4/15/27	EUR	5,000	7,535
European Investment Bank	3.750%	12/7/27	GBP	1,500	2,469
European Investment Bank	3.875%	6/8/37	GBP	3,300	5,367
European Investment Bank	4.000%	7/12/16	SEK	25,000	4,073
European Investment Bank	4.000%	4/15/30	EUR	7,000	11,132
European Investment Bank	4.000%	10/15/37	EUR	5,000	8,144
European Investment Bank	4.250%	2/4/15	NOK	6,700	1,159
European Investment Bank	4.250%	5/19/17	NOK	20,000	3,563
European Investment Bank	4.375%	7/8/15	GBP	5,400	9,178
European Investment Bank	4.500%	10/15/25	EUR	15,000	24,817
European Investment Bank	4.625%	4/15/20	EUR	20,000	32,476
European Investment Bank	4.750%	10/15/17	EUR	20,000	31,449
European Investment Bank	5.000%	12/1/20	SEK	25,000	4,366
European Investment Bank	5.000%	4/15/39	GBP	2,000	3,835
European Investment Bank	6.000%	8/6/20	AUD	12,000	12,239
European Investment Bank	6.000%	12/7/28	GBP	1,000	2,044
European Union	2.500%	12/4/15	EUR	18,000	25,580
European Union	2.875%	4/4/28	EUR	5,000	7,069
European Union	3.000%	9/4/26	EUR	7,000	10,151
European Union	3.375%	4/4/32	EUR	3,000	4,478
European Union	3.375%	4/4/38	EUR	2,000	2,974
European Union	3.500%	6/4/21	EUR	5,000	7,699
European Union	3.625%	4/6/16	EUR	2,000	2,932
European Union	3.750%	4/4/42	EUR	3,000	4,767
Inter-American Development Bank	0.625%	12/15/15	GBP	5,000	8,000
International Bank for Reconstruction &
Development	3.875%	5/20/19	EUR	6,000	9,372
International Bank for Reconstruction &
Development	5.400%	6/7/21	GBP	200	389
International Bank for Reconstruction &
Development	5.750%	10/21/19	AUD	7,000	7,174
International Bank for Reconstruction &
Development	5.750%	6/7/32	GBP	1,000	2,117
International Finance Corp.	0.625%	12/15/15	GBP	3,000	4,804
Total Supranational (Cost $513,412)					525,755
Sweden (1.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.7%)
Lansforsakringar Hypotek AB	4.000%	3/15/16	SEK	40,000	6,474
Nordea Hypotek AB	2.000%	6/20/18	SEK	40,000	6,063
Nordea Hypotek AB	3.000%	6/21/17	SEK	51,000	8,121
Nordea Hypotek AB	3.250%	6/17/15	SEK	73,000	11,606

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Skandinaviska Enskilda Banken AB	1.500%	2/25/20	EUR	5,000	6,816
Skandinaviska Enskilda Banken AB	2.500%	6/17/15	EUR	2,000	2,807
Skandinaviska Enskilda Banken AB	3.000%	6/21/17	SEK	50,000	7,868
Skandinaviska Enskilda Banken AB	4.250%	6/15/16	SEK	50,000	8,217
Stadshypotek AB	1.000%	6/19/18	EUR	5,000	6,783
Stadshypotek AB	3.000%	3/21/18	SEK	65,000	10,301
Stadshypotek AB	6.000%	3/18/15	SEK	90,000	14,768
Stadshypotek AB	6.000%	9/21/16	SEK	50,000	8,613
Sveriges Sakerstallda Obligationer AB	3.375%	4/20/16	EUR	1,000	1,450
Swedbank Hypotek AB	1.125%	5/7/20	EUR	5,000	6,652
Swedbank Hypotek AB	2.500%	6/15/15	EUR	2,000	2,807
Swedbank Hypotek AB	3.750%	3/18/15	SEK	60,000	9,555
Swedbank Hypotek AB	3.750%	6/15/16	SEK	75,000	12,177
Swedbank Hypotek AB	3.750%	12/20/17	SEK	40,000	6,539
					137,617
Corporate Bonds (0.3%)
Atlas Copco AB	2.500%	2/28/23	EUR	1,500	2,064
Investor AB	4.000%	3/14/16	EUR	1,000	1,458
Nordea Bank AB	3.750%	2/24/17	EUR	2,000	2,953
Nordea Bank AB	3.875%	12/15/15	GBP	300	507
Nordea Bank AB	4.000%	6/29/20	EUR	3,743	5,729
Nordea Bank AB	4.500%	3/26/20	EUR	2,000	2,988
2 Nordea Bank AB	4.625%	2/15/22	EUR	500	728
Skandinaviska Enskilda Banken AB	1.875%	11/14/19	EUR	2,620	3,584
2 Skandinaviska Enskilda Banken AB	4.000%	9/12/22	EUR	3,500	5,017
Svenska Cellulosa AB	2.500%	6/9/23	EUR	700	940
Svenska Handelsbanken AB	2.250%	6/14/18	EUR	2,500	3,517
Svenska Handelsbanken AB	3.750%	2/24/17	EUR	2,500	3,683
Svenska Handelsbanken AB	4.000%	1/18/19	GBP	1,000	1,731
Svenska Handelsbanken AB	4.375%	10/20/21	EUR	180	283
Swedbank AB	1.750%	6/18/15	EUR	3,500	4,835
Swedbank AB	2.375%	4/4/16	EUR	2,000	2,813
Swedish Match AB	3.875%	11/24/17	EUR	500	741
Telefonaktiebolaget LM Ericsson	5.375%	6/27/17	EUR	1,000	1,554
TeliaSonera AB	4.750%	11/16/21	EUR	3,000	4,853
Volvo Treasury AB	5.000%	5/31/17	EUR	600	916
					50,894
Sovereign Bonds (0.5%)
Kingdom of Sweden	0.875%	1/31/18	EUR	3,000	4,108
Kingdom of Sweden	1.500%	11/13/23	SEK	128,900	18,585
Kingdom of Sweden	3.500%	6/1/22	SEK	15,000	2,573
Kingdom of Sweden	3.500%	3/30/39	SEK	35,000	5,962
Kingdom of Sweden	4.250%	3/12/19	SEK	147,000	25,700
Kingdom of Sweden	4.500%	8/12/15	SEK	21,400	3,505
Kingdom of Sweden	5.000%	12/1/20	SEK	25,000	4,645
Kommuninvest I Sverige AB	2.750%	8/12/15	SEK	20,000	3,148
Kommuninvest I Sverige AB	4.000%	8/12/17	SEK	35,000	5,786
SBAB Bank AB	1.375%	5/2/18	EUR	3,600	4,855
Svensk Exportkredit AB	1.125%	12/15/16	GBP	500	801
2 Vattenfall AB	5.250%	6/29/49	EUR	1,000	1,413
Vattenfall AB	6.125%	12/16/19	GBP	1,000	1,925
Vattenfall AB	6.250%	3/17/21	EUR	2,000	3,471

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Vattenfall AB	6.750%	1/31/19	EUR	1,000	1,699
Vattenfall AB	6.875%	4/15/39	GBP	500	1,106
					89,282
Total Sweden (Cost $274,565)					277,793
Switzerland (1.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
Credit Suisse AG	2.625%	12/1/15	EUR	5,000	7,082
Credit Suisse AG	2.875%	10/18/18	EUR	500	738
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.000%	8/13/21	CHF	2,000	2,184
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.625%	3/15/22	CHF	2,000	2,268
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.875%	9/28/15	CHF	1,000	1,137
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.375%	1/27/21	CHF	5,000	6,021
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.500%	4/10/15	CHF	5,000	5,695
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.500%	3/30/26	CHF	1,000	1,203
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.500%	2/16/27	CHF	2,000	2,402
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.750%	12/15/26	CHF	3,000	3,699
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.875%	2/14/22	CHF	3,000	3,739
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	3.000%	6/27/17	CHF	1,000	1,209
Pfandbriefzentrale der Schweizerischen
Kantonalbanken AG	0.875%	12/3/18	CHF	800	893
Pfandbriefzentrale der Schweizerischen
Kantonalbanken AG	0.875%	4/16/21	CHF	2,000	2,174
Pfandbriefzentrale der Schweizerischen
Kantonalbanken AG	1.250%	2/3/22	CHF	4,000	4,427
Pfandbriefzentrale der Schweizerischen
Kantonalbanken AG	1.375%	11/5/27	CHF	3,000	3,159
Pfandbriefzentrale der Schweizerischen
Kantonalbanken AG	1.750%	4/12/17	CHF	1,000	1,157
Pfandbriefzentrale der Schweizerischen
Kantonalbanken AG	2.500%	6/30/15	CHF	1,380	1,579
Pfandbriefzentrale der Schweizerischen
Kantonalbanken AG	2.625%	3/15/15	CHF	3,000	3,413
Pfandbriefzentrale der Schweizerischen
Kantonalbanken AG	3.500%	6/21/18	CHF	500	626
UBS AG	2.250%	1/10/17	EUR	6,000	8,538
					63,343
Corporate Bonds (0.4%)
ABB Finance BV	2.625%	3/26/19	EUR	1,000	1,428
2 Aquarius & Investments plc for
Zurich Insurance Co. Ltd.	4.250%	10/2/43	EUR	1,310	1,805
2 Cloverie plc for Swiss Reinsurance Co. Ltd.	6.625%	9/1/42	EUR	1,000	1,650
Coca-Cola HBC Finance BV	2.375%	6/18/20	EUR	500	682
Credit Suisse AG	2.125%	2/5/15	CHF	4,000	4,508
Credit Suisse AG	2.875%	9/24/15	EUR	7,500	10,587
Credit Suisse AG	4.750%	8/5/19	EUR	1,000	1,575

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
	Elsevier Finance SA Via ELM BV	2.500%	9/24/20	EUR	1,000	1,385
	Glencore Finance Europe SA	2.625%	12/3/18	CHF	1,000	1,119
	Glencore Finance Europe SA	4.625%	4/3/18	EUR	2,500	3,750
	Holcim GB Finance Ltd.	8.750%	4/24/17	GBP	550	1,069
	Holcim Ltd.	3.000%	11/22/22	CHF	3,000	3,542
	Nestle Finance International Ltd.	0.750%	10/17/16	EUR	2,000	2,732
	Nestle Finance International Ltd.	1.750%	9/12/22	EUR	1,100	1,458
	Nestle Finance International Ltd.	2.250%	11/30/23	GBP	600	896
	Roche Finance Europe BV	2.000%	6/25/18	EUR	1,000	1,418
	Roche Kapitalmarkt AG	4.500%	3/23/17	CHF	5,000	6,270
	Swiss Reinsurance Co. Ltd.	2.125%	9/22/17	CHF	2,000	2,340
2	Swiss Reinsurance Co. via ELM BV	5.252%	5/29/49	EUR	250	353
2	Swiss Reinsurance Co. via ELM BV	6.302%	3/29/49	GBP	500	861
	Syngenta Finance NV	4.125%	4/22/15	EUR	2,000	2,856
	UBS AG	3.125%	1/18/16	EUR	5,000	7,121
	UBS AG	3.500%	7/15/15	EUR	470	668
2	UBS AG	5.250%	6/21/21	GBP	450	773
	UBS AG	6.375%	7/20/16	GBP	400	723
	UBS AG	6.625%	4/11/18	GBP	1,250	2,383
	Xstrata Canada Financial Corp.	6.250%	5/27/15	EUR	4,000	5,863
	Xstrata Canada Financial Corp.	7.375%	5/27/20	GBP	850	1,651
	Xstrata Finance Dubai Ltd.	2.625%	11/19/18	EUR	2,500	3,451
2	Zurich Insurance Co. Ltd.	4.625%	5/29/49	CHF	2,000	2,316
						77,233
Sovereign Bonds (0.7%)
	Canton of Zurich	0.500%	12/3/20	CHF	2,595	2,789
	Canton of Zurich	2.375%	2/3/16	CHF	1,000	1,159
	Swiss Confederation	1.250%	6/11/24	CHF	3,000	3,361
	Swiss Confederation	1.250%	6/27/37	CHF	5,000	5,205
	Swiss Confederation	1.500%	4/30/42	CHF	9,200	10,054
	Swiss Confederation	2.000%	10/12/16	CHF	2,100	2,450
	Swiss Confederation	2.000%	4/28/21	CHF	6,000	7,229
	Swiss Confederation	2.000%	5/25/22	CHF	1,000	1,205
	Swiss Confederation	2.500%	3/12/16	CHF	21,000	24,520
	Swiss Confederation	3.000%	1/8/18	CHF	15,100	18,622
10	Swiss Confederation	3.000%	5/12/19	CHF	1,000	1,261
	Swiss Confederation	3.250%	6/27/27	CHF	8,000	10,953
	Swiss Confederation	3.500%	4/8/33	CHF	1,600	2,351
	Swiss Confederation	3.750%	6/10/15	CHF	10,831	12,660
	Swiss Confederation	4.250%	6/5/17	CHF	17,000	21,538
	Swisscom AG	1.750%	7/10/24	CHF	2,000	2,234
	Swisscom AG	2.625%	8/31/22	CHF	1,000	1,206
	Zuercher Kantonalbank	2.125%	2/5/18	CHF	3,500	4,117
						132,914
Total Switzerland (Cost $264,204)						273,490
Thailand (0.5%)
Sovereign Bonds (0.5%)
	Kingdom of Thailand	3.250%	6/16/17	THB	500,000	16,127
	Kingdom of Thailand	3.580%	12/17/27	THB	277,000	8,444
	Kingdom of Thailand	3.625%	5/22/15	THB	800,000	26,059
	Kingdom of Thailand	3.625%	6/16/23	THB	400,000	12,618
	Kingdom of Thailand	3.775%	6/25/32	THB	100,000	2,976
	Kingdom of Thailand	3.800%	6/14/41	THB	150,000	4,229
	Kingdom of Thailand	3.875%	6/13/19	THB	500,000	16,409
Total Thailand (Cost $90,674)						86,862

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
Turkey (0.0%)
Sovereign Bonds (0.0%)
	Republic of Turkey	5.000%	3/1/16	EUR	1,000	1,446
	Republic of Turkey	5.125%	5/18/20	EUR	3,000	4,315
Total Turkey (Cost $5,701)						5,761
United Arab Emirates (0.0%)
	IPIC GMTN Ltd. (Cost $1,206)	6.875%	3/14/26		640	1,249
United Kingdom (8.0%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
2	Abbey National Treasury Services plc	3.375%	6/8/16	EUR	1,900	2,697
	Abbey National Treasury Services plc	3.625%	9/8/16	EUR	11,100	16,320
	Abbey National Treasury Services plc	4.375%	1/24/18	EUR	1,000	1,544
	Abbey National Treasury Services plc	5.250%	2/16/29	GBP	758	1,419
2	Abbey National Treasury Services plc	5.750%	3/2/27	GBP	3,855	7,546
	Annington Finance No 4 plc	0.000%	12/7/22	GBP	1,740	2,064
	Annington Finance No 4 plc	0.000%	1/10/23	GBP	1,000	1,144
	Annington Repackaging No 1 Ltd.	5.324%	1/10/23	GBP	400	712
	Arqiva Financing plc	4.882%	12/31/32	GBP	1,200	1,997
	Artesian Finance II plc	6.000%	9/30/33	GBP	1,000	1,876
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,000	1,642
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	800	1,314
	Bank of Scotland plc	4.500%	7/13/21	EUR	1,160	1,878
	Bank of Scotland plc	4.750%	6/8/22	EUR	1,840	3,049
	Bank of Scotland plc	4.875%	12/20/24	GBP	1,000	1,819
2	Barclays Bank plc	2.250%	2/22/18	EUR	5,000	7,126
	Barclays Bank plc	3.625%	4/13/16	EUR	5,000	7,292
	Barclays Bank plc	4.250%	1/12/22	GBP	1,000	1,752
2	Broadgate Financing plc	4.999%	10/5/33	GBP	1,000	1,761
2	Canary Wharf Finance II plc	6.455%	10/22/33	GBP	923	1,829
	Clydesdale Bank plc	4.625%	6/8/26	GBP	1,000	1,733
11	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	1,000	1,870
	Delamare Finance plc	5.546%	2/19/29	GBP	900	1,608
	Derby Healthcare plc	5.564%	6/30/41	GBP	349	621
	Dwr Cymru Financing Ltd.	6.907%	3/31/21	GBP	567	1,136
2	Fosse Master Issuer plc	4.635%	10/18/54	GBP	350	611
	Greene King Finance plc	5.318%	9/15/31	GBP	1,166	2,091
	Highbury Finance BV	7.017%	3/20/23	GBP	768	1,486
	Integrated Accommodation Services plc	6.480%	3/31/29	GBP	161	319
	Juturna European Loan Conduit No 16 plc	5.064%	8/10/33	GBP	953	1,695
	Leeds Building Society	4.250%	12/17/18	GBP	1,000	1,779
	Lloyds Bank plc	3.500%	1/11/17	EUR	7,500	11,059
	Lloyds Bank plc	4.125%	4/6/16	EUR	7,500	11,044
	Lloyds Bank plc	4.875%	3/30/27	GBP	3,081	5,588
	Lloyds Bank plc	5.125%	3/7/25	GBP	500	933
2	Longstone Finance plc	4.791%	4/19/36	GBP	1,029	1,830
	Mitchells & Butlers Finance plc	5.574%	12/15/30	GBP	531	968
	Nationwide Building Society	3.125%	10/13/16	EUR	5,500	8,006
	Nationwide Building Society	4.625%	2/8/21	EUR	1,000	1,636
	Nationwide Building Society	5.625%	1/28/26	GBP	1,500	2,913
	Nats En Route plc	5.250%	3/31/26	GBP	226	413
2	Northern Rock Asset Management plc	4.125%	3/27/18	EUR	3,000	4,507
2	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	911	1,614
	RMPA Services plc	5.337%	9/30/38	GBP	311	554
2	Royal Bank of Scotland plc	3.875%	10/13/17	EUR	4,000	6,213

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Royal Bank of Scotland plc	4.125%	1/15/18	EUR	1,500	2,297
Royal Bank of Scotland plc	5.125%	1/13/24	GBP	500	919
RSL Finance No 1 plc	6.625%	3/31/38	GBP	678	1,371
Sceptre Funding No. 1 plc	5.253%	2/9/27	GBP	126	231
South East Water Finance Ltd.	5.658%	9/30/19	GBP	400	724
2 Telereal Securitisation plc	5.389%	12/10/33	GBP	1,610	2,989
Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	475	885
Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	3,762	6,725
Yorkshire Building Society	4.750%	4/12/18	GBP	1,300	2,303
					157,452
Corporate Bonds (2.3%)
Abbey National Treasury Services plc	1.750%	1/15/18	EUR	2,000	2,738
Affinity Sutton Capital Markets plc	5.981%	9/17/38	GBP	300	616
2 Amlin plc	6.500%	12/19/26	GBP	350	574
Anglian Water Services Financing plc	5.250%	10/30/15	GBP	1,100	1,899
Anglian Water Services Financing plc	6.250%	6/27/16	EUR	2,000	3,092
Anglo American Capital plc	2.500%	4/29/21	EUR	2,400	3,159
2 Aviva plc	4.729%	11/29/49	EUR	1,300	1,774
2 Aviva plc	6.875%	5/22/38	EUR	2,030	3,088
2 Aviva plc	6.875%	5/20/58	GBP	2,327	4,274
Aviva plc	9.500%	6/20/16	GBP	150	288
AWG Parent Co. Ltd.	6.625%	1/15/29	GBP	615	1,273
Bank of Scotland plc	9.375%	5/15/21	GBP	1,620	3,326
Barclays Bank plc	2.500%	3/29/16	CHF	1,500	1,741
Barclays Bank plc	4.000%	1/20/17	EUR	5,000	7,404
Barclays Bank plc	4.125%	3/15/16	EUR	1,000	1,459
Barclays Bank plc	5.750%	9/14/26	GBP	1,300	2,280
Barclays Bank plc	6.000%	1/14/21	EUR	2,500	3,877
2 Barclays Bank plc	6.750%	1/16/23	GBP	350	622
Barclays Bank plc	10.000%	5/21/21	GBP	2,533	5,416
BAT International Finance plc	2.750%	3/25/25	EUR	2,500	3,374
BAT International Finance plc	5.375%	6/29/17	EUR	3,000	4,690
BG Energy Capital plc	3.625%	7/16/19	EUR	1,000	1,495
BG Energy Capital plc	5.125%	12/1/25	GBP	3,000	5,454
2 BG Energy Capital plc	6.500%	11/30/72	GBP	300	526
2 BG Energy Capital plc	6.500%	11/30/72	EUR	500	759
BP Capital Markets plc	2.177%	2/16/16	EUR	7,500	10,500
BP Capital Markets plc	2.994%	2/18/19	EUR	650	944
BP Capital Markets plc	4.000%	12/29/14	GBP	50	83
BP Capital Markets plc	4.154%	6/1/20	EUR	1,600	2,464
British American Tobacco Holdings
The Netherlands BV	5.500%	9/15/16	GBP	600	1,067
British Telecommunications plc	6.375%	6/23/37	GBP	1,500	3,022
British Telecommunications plc	6.500%	7/7/15	EUR	3,500	5,207
British Telecommunications plc	8.500%	12/7/16	GBP	380	730
BSKYB Finance UK plc	5.750%	10/20/17	GBP	200	366
BUPA Finance plc	7.500%	7/4/16	GBP	730	1,340
Centrica plc	4.250%	9/12/44	GBP	750	1,152
Centrica plc	5.125%	12/10/14	GBP	450	753
Centrica plc	5.500%	10/24/16	GBP	650	1,158
Centrica plc	7.000%	9/19/18	GBP	1,000	1,949
Centrica plc	7.000%	9/19/33	GBP	1,000	2,172
Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	650	1,501
Close Brothers Group plc	6.500%	2/10/17	GBP	300	517
Community Finance Co. 1 plc	5.017%	7/31/34	GBP	400	724
Compass Group plc	3.125%	2/13/19	EUR	1,000	1,454

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Compass Group plc	7.000%	12/8/14	GBP	300	511
2 CPUK Finance Ltd.	7.239%	2/28/42	GBP	1,000	1,982
Crh Finance UK plc	8.250%	4/24/15	GBP	200	351
Eastern Power Networks plc	4.750%	9/30/21	GBP	1,000	1,767
Eastern Power Networks plc	8.500%	3/31/25	GBP	1,000	2,261
ENW Capital Finance plc	6.750%	6/20/15	GBP	200	347
Eversholt Funding plc	5.831%	12/2/20	GBP	800	1,493
Eversholt Funding plc	6.359%	12/2/25	GBP	500	971
Eversholt Funding plc	6.697%	2/22/35	GBP	1,000	1,989
Experian Finance plc	4.750%	11/23/18	GBP	700	1,247
Experian Finance plc	4.750%	2/4/20	EUR	2,000	3,129
FCE Bank plc	1.750%	5/21/18	EUR	1,060	1,438
FCE Bank plc	4.825%	2/15/17	GBP	650	1,133
FCE Bank plc	5.125%	11/16/15	GBP	100	171
Firstgroup plc	5.250%	11/29/22	GBP	2,000	3,380
2 Friends Life Group plc	6.292%	6/29/49	GBP	600	938
G4S International Finance plc	2.875%	5/2/17	EUR	2,000	2,788
2 Gatwick Funding Ltd.	5.250%	1/23/26	GBP	1,000	1,778
GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	2,000	3,049
GlaxoSmithKline Capital plc	3.875%	7/6/15	EUR	5,000	7,159
GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	845	1,810
Go-Ahead Group plc	5.375%	9/29/17	GBP	450	791
Great Rolling Stock Co. plc	6.250%	7/27/20	GBP	1,200	2,272
Heathrow Funding Ltd.	4.125%	10/12/16	EUR	2,200	3,239
Heathrow Funding Ltd.	6.450%	12/10/31	GBP	500	1,007
Heathrow Funding Ltd.	7.125%	2/14/24	GBP	2,620	5,115
Heathrow Funding Ltd.	12.450%	3/31/16	GBP	650	1,298
2 HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	250	406
HSBC Bank plc	2.375%	4/4/18	CHF	1,000	1,183
HSBC Bank plc	3.125%	11/15/17	EUR	3,000	4,382
HSBC Bank plc	3.750%	11/30/16	EUR	1,500	2,210
HSBC Bank plc	4.000%	1/15/21	EUR	4,500	6,936
2 HSBC Bank plc	5.000%	3/20/23	GBP	1,680	2,901
HSBC Bank plc	6.250%	1/30/41	GBP	66	130
2 HSBC Capital Funding LP	8.208%	6/29/49	GBP	250	437
HSBC Holdings plc	6.000%	6/10/19	EUR	2,000	3,202
HSBC Holdings plc	6.000%	3/29/40	GBP	2,250	4,231
2 HSBC Holdings plc	6.375%	10/18/22	GBP	3,750	6,754
HSBC Holdings plc	6.750%	9/11/28	GBP	1,750	3,477
Hyde Housing Assn. Ltd.	5.125%	7/23/40	GBP	275	501
Imperial Tobacco Finance plc	4.500%	7/5/18	EUR	2,000	3,054
Imperial Tobacco Finance plc	5.500%	11/22/16	GBP	250	444
Imperial Tobacco Finance plc	9.000%	2/17/22	GBP	2,500	5,481
InterContinental Hotels Group plc	3.875%	11/28/22	GBP	1,500	2,448
InterContinental Hotels Group plc	6.000%	12/9/16	GBP	400	720
2 Intu SGS Finance plc	3.875%	3/17/28	GBP	1,100	1,775
2 Land Securities Capital Markets plc	4.875%	11/7/19	GBP	550	986
2 Land Securities Capital Markets plc	4.875%	9/29/25	GBP	300	545
2 Land Securities Capital Markets plc	5.391%	3/31/27	GBP	614	1,150
2 Land Securities Capital Markets plc	5.396%	7/31/32	GBP	400	751
2 Legal & General Group plc	6.385%	5/29/49	GBP	3,450	5,921
Linde Finance BV	6.500%	1/29/16	GBP	250	446
2 Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	600	937
Lloyds Bank plc	2.500%	3/23/15	CHF	1,500	1,700
Lloyds Bank plc	4.625%	2/2/17	EUR	4,500	6,749
2 Lloyds Bank plc	5.750%	7/9/25	GBP	300	501

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Lloyds Bank plc	6.500%	3/24/20	EUR	2,000	3,165
Lloyds Bank plc	6.500%	9/17/40	GBP	1,250	2,575
Lloyds Bank plc	6.625%	3/30/15	GBP	480	814
2 Lloyds Bank plc	6.963%	5/29/20	GBP	561	947
2 Lloyds Bank plc	10.125%	12/16/21	CAD	2,406	2,659
2 Lloyds Bank plc	10.750%	12/16/21	GBP	900	1,737
London & Quadrant Housing Trust	4.625%	12/5/33	GBP	100	172
London & Quadrant Housing Trust	5.500%	1/27/40	GBP	400	774
London Power Networks plc	5.375%	11/11/16	GBP	700	1,245
London Stock Exchange Group plc	6.125%	7/7/16	GBP	400	704
Marks & Spencer plc	4.750%	6/12/25	GBP	1,500	2,466
Mondelez International Inc.	5.375%	12/11/14	GBP	500	834
Mondi Finance plc	5.750%	4/3/17	EUR	1,000	1,534
Motability Operations Group plc	4.375%	2/8/27	GBP	2,000	3,369
Motability Operations Group plc	5.250%	9/28/16	GBP	100	177
Motability Operations Group plc	6.625%	12/10/19	GBP	1,000	1,970
National Express Group plc	6.250%	1/13/17	GBP	130	231
National Grid Electricity Transmission plc	6.500%	7/27/28	GBP	1,694	3,468
National Grid Gas plc	6.000%	6/7/17	GBP	500	919
National Grid Gas plc	6.375%	3/3/20	GBP	500	967
National Grid plc	4.375%	3/10/20	EUR	1,000	1,563
2 Nationwide Building Society	4.125%	3/20/23	EUR	2,600	3,573
Nationwide Building Society	6.750%	7/22/20	EUR	500	792
Nationwide Building Society	7.971%	9/29/49	GBP	350	579
Next plc	5.875%	10/12/16	GBP	650	1,161
2 NGG Finance plc	4.250%	6/18/76	EUR	1,000	1,365
2 NGG Finance plc	5.625%	6/18/73	GBP	500	810
Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	300	519
Northern Gas Networks Finance plc	5.875%	7/8/19	GBP	750	1,402
Northern Powergrid Holdings Co.	7.250%	12/15/22	GBP	250	496
Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	354	619
Northumbrian Water Finance plc	5.125%	1/23/42	GBP	350	622
Northumbrian Water Finance plc	6.000%	10/11/17	GBP	700	1,296
Notting Hill Housing Trust	3.750%	12/20/32	GBP	600	914
Pearson Funding One plc	6.000%	12/15/15	GBP	800	1,402
Phoenix Natural Gas Finance plc	5.500%	7/10/17	GBP	350	620
Porterbrook Rail Finance Ltd.	6.500%	10/20/20	GBP	1,000	1,935
Prudential plc	1.250%	11/16/15	GBP	600	962
Prudential plc	6.125%	12/19/31	GBP	1,000	1,860
Reed Elsevier Investments plc	5.625%	10/20/16	GBP	100	178
Reed Elsevier Investments plc	7.000%	12/11/17	GBP	600	1,147
Rentokil Initial plc	3.375%	9/24/19	EUR	1,000	1,419
Rentokil Initial plc	5.750%	3/31/16	GBP	550	955
2 RL Finance Bonds plc	6.125%	12/29/49	GBP	50	78
Rolls-Royce plc	2.125%	6/18/21	EUR	500	683
Rolls-Royce plc	3.375%	6/18/26	GBP	2,000	3,147
Rolls-Royce plc	7.375%	6/14/16	GBP	450	833
Royal Bank of Scotland plc	4.750%	5/18/16	EUR	6,000	8,886
Royal Bank of Scotland plc	4.875%	1/20/17	EUR	1,000	1,508
Royal Bank of Scotland plc	6.000%	5/17/17	GBP	50	90
Royal Bank of Scotland plc	6.625%	9/17/18	GBP	800	1,517
Royal Bank of Scotland plc	6.875%	5/17/25	GBP	2,376	4,714
Royal Bank of Scotland plc	6.934%	4/9/18	EUR	3,500	5,351
Royal Bank of Scotland plc	9.625%	6/22/15	GBP	650	1,154
2 RSA Insurance Group plc	6.701%	5/29/49	GBP	90	152
2 RSA Insurance Group plc	8.500%	7/29/49	GBP	230	391

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
2 RSA Insurance Group plc	9.375%	5/20/39	GBP	3,000	6,071
SABMiller plc	4.500%	1/20/15	EUR	2,000	2,843
Safeway Ltd.	6.000%	1/10/17	GBP	425	761
Sanctuary Capital plc	5.000%	4/26/47	GBP	190	342
Saxon Weald Capital plc	5.375%	6/6/42	GBP	296	544
Scotland Gas Networks plc	4.750%	2/21/17	GBP	450	786
Scotland Gas Networks plc	4.875%	12/21/34	GBP	1,000	1,722
Scottish Power UK plc	8.375%	2/20/17	GBP	550	1,050
2 Scottish Widows plc	5.125%	9/29/49	GBP	270	429
Scottish Widows plc	5.500%	6/16/23	GBP	2,500	4,107
Severn Trent Utilities Finance plc	6.000%	1/22/18	GBP	1,650	3,041
2 Society of Lloyd’s	7.421%	6/29/49	GBP	300	520
South Eastern Power Networks plc	5.625%	9/30/30	GBP	1,350	2,509
Southern Electric Power Distribution plc	5.500%	6/7/32	GBP	206	388
2 Southern Water Services Finance Ltd.	4.500%	3/31/38	GBP	1,000	1,622
Southern Water Services Finance Ltd.	5.000%	3/31/21	GBP	1,000	1,766
SPD Finance UK plc	5.875%	7/17/26	GBP	1,000	1,853
SSE plc	2.000%	6/17/20	EUR	7,200	9,836
SSE plc	5.000%	10/1/18	GBP	1,000	1,810
2 SSE plc	5.025%	10/29/49	EUR	1,000	1,413
2 SSE plc	5.453%	9/29/49	GBP	980	1,627
Stagecoach Group plc	5.750%	12/16/16	GBP	100	177
2 Standard Chartered Bank	5.375%	6/29/49	GBP	1,000	1,619
Standard Chartered Bank	7.750%	4/3/18	GBP	250	477
2 Standard Chartered Bank	8.103%	5/29/49	GBP	200	354
Standard Chartered plc	1.750%	10/29/17	EUR	5,000	6,883
Standard Chartered plc	3.625%	11/23/22	EUR	1,500	2,014
Standard Chartered plc	4.375%	1/18/38	GBP	1,080	1,700
2 Standard Life plc	5.500%	12/4/42	GBP	500	850
Tesco plc	5.000%	3/24/23	GBP	1,000	1,731
Tesco plc	5.200%	3/5/57	GBP	1,000	1,661
Tesco plc	6.125%	2/24/22	GBP	2,000	3,762
Thames Water Utilities Cayman Finance Ltd.	4.375%	7/3/34	GBP	945	1,526
2 Thames Water Utilities Cayman Finance Ltd.	5.375%	7/21/25	GBP	1,030	1,808
Thames Water Utilities Cayman Finance Ltd.	5.500%	2/11/41	GBP	1,175	2,198
Thames Water Utilities Cayman Finance Ltd.	7.241%	4/9/58	GBP	750	1,428
THFC Funding No 3 plc	5.200%	10/11/43	GBP	1,000	1,783
UBM plc	6.500%	11/23/16	GBP	400	718
2 UNITE USAF II plc	3.374%	6/30/28	GBP	500	785
United Utilities Water plc	4.250%	1/24/20	EUR	3,000	4,563
United Utilities Water plc	5.625%	12/20/27	GBP	500	935
United Utilities Water plc	6.125%	12/29/15	GBP	420	740
Urenco Finance NV	4.000%	5/5/17	EUR	700	1,025
Vodafone Group plc	5.375%	12/5/17	GBP	2,150	3,905
Vodafone Group plc	5.900%	11/26/32	GBP	1,000	1,907
Vodafone Group plc	6.250%	1/15/16	EUR	4,000	6,081
Wales & West Utilities Finance plc	5.125%	12/2/16	GBP	150	265
Wales & West Utilities Finance plc	6.250%	11/30/21	GBP	1,000	1,952
Western Power Distribution East Midlands plc	5.250%	1/17/23	GBP	2,500	4,516
Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	450	863
Western Power Distribution South West plc	5.750%	3/23/40	GBP	200	383
WM Morrison Supermarkets plc	2.250%	6/19/20	EUR	300	407
WPP Finance SA	6.375%	11/6/20	GBP	3,000	5,785
WPP plc	6.000%	4/4/17	GBP	50	91
WPP plc	6.625%	5/12/16	EUR	1,000	1,549

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
	Yorkshire Water Services Bradford Finance Ltd.	3.625%	8/1/29	GBP	500	775
2	Yorkshire Water Services Bradford Finance Ltd.	6.000%	4/24/25	GBP	180	320
						424,069
Sovereign Bonds (4.8%)
	Barclays Bank plc	1.500%	4/4/17	GBP	1,000	1,621
11	LCR Finance plc	4.500%	12/7/28	GBP	2,000	3,566
11	LCR Finance plc	4.500%	12/7/38	GBP	1,100	1,988
11	Network Rail Infrastructure Finance plc	1.000%	12/7/17	GBP	3,000	4,760
11	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	2,500	4,441
	Transport for London	2.250%	8/9/22	GBP	700	1,068
	Transport for London	3.625%	5/15/45	GBP	1,500	2,244
	Transport for London	3.875%	7/23/42	GBP	400	626
	United Kingdom	1.750%	1/22/17	GBP	5,000	8,239
	United Kingdom	1.750%	9/7/22	GBP	23,000	34,891
	United Kingdom	2.250%	9/7/23	GBP	7,000	10,884
	United Kingdom	2.750%	1/22/15	GBP	13,000	21,444
	United Kingdom	3.250%	1/22/44	GBP	25,000	38,536
	United Kingdom	3.500%	7/22/68	GBP	7,300	11,969
	United Kingdom	3.750%	9/7/20	GBP	20,000	35,762
	United Kingdom	3.750%	9/7/21	GBP	20,000	35,705
	United Kingdom	3.750%	7/22/52	GBP	15,000	25,696
	United Kingdom	4.000%	9/7/16	GBP	3,000	5,260
	United Kingdom	4.250%	12/7/27	GBP	14,000	25,691
	United Kingdom	4.250%	6/7/32	GBP	20,000	36,720
	United Kingdom	4.250%	3/7/36	GBP	16,000	29,401
	United Kingdom	4.250%	9/7/39	GBP	23,000	42,435
	United Kingdom	4.250%	12/7/55	GBP	9,700	18,492
	United Kingdom	4.500%	9/7/34	GBP	20,000	37,924
	United Kingdom	4.750%	9/7/15	GBP	13,000	22,509
	United Kingdom	4.750%	3/7/20	GBP	35,000	65,956
	United Kingdom	5.000%	3/7/25	GBP	11,000	21,544
	United Kingdom Gilt	1.000%	9/7/17	GBP	30,000	47,888
	United Kingdom Gilt	1.250%	7/22/18	GBP	30,000	47,711
	United Kingdom Gilt	2.000%	1/22/16	GBP	49,500	81,889
	United Kingdom Gilt	4.000%	1/22/60	GBP	7,700	14,054
	United Kingdom Gilt	4.250%	12/7/40	GBP	15,600	28,749
	United Kingdom Gilt	4.250%	12/7/46	GBP	3,600	6,694
	United Kingdom Gilt	4.250%	12/7/49	GBP	11,700	21,951
	United Kingdom Gilt	4.500%	12/7/42	GBP	18,100	34,858
	United Kingdom Gilt	4.750%	12/7/30	GBP	16,500	32,067
						865,233
Total United Kingdom (Cost $1,408,178)						1,446,754
United States (1.7%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
	BA Covered Bond Issuer	4.250%	4/5/17	EUR	2,000	2,995

Corporate Bonds (1.7%)
2	American International Group Inc.	4.875%	3/15/67	EUR	1,000	1,331
2	American International Group Inc.	5.750%	3/15/67	GBP	450	701
	American International Group Inc.	6.765%	11/15/17	GBP	720	1,350
2	American International Group Inc.	8.625%	5/22/68	GBP	2,000	3,745
	Amgen Inc.	2.125%	9/13/19	EUR	2,000	2,755
	AT&T Inc.	2.500%	3/15/23	EUR	2,000	2,662
	AT&T Inc.	3.550%	12/17/32	EUR	500	661

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
AT&T Inc.	4.250%	6/1/43	GBP	1,000	1,456
AT&T Inc.	4.875%	6/1/44	GBP	2,000	3,221
AT&T Inc.	5.875%	4/28/17	GBP	100	181
AT&T Inc.	6.125%	4/2/15	EUR	3,100	4,530
Bank of America Corp.	2.500%	7/27/20	EUR	500	683
Bank of America Corp.	4.625%	2/7/17	EUR	500	728
Bank of America Corp.	4.625%	8/7/17	EUR	1,450	2,192
Bank of America Corp.	4.750%	4/3/17	EUR	4,000	6,032
Bank of America Corp.	5.250%	11/9/16	GBP	250	437
Bank of America Corp.	7.000%	6/15/16	EUR	2,500	3,902
Bank of America Corp.	7.000%	7/31/28	GBP	2,350	4,909
Brookfield Infrastructure Finance Pty Ltd.	3.455%	10/10/17	CAD	5,000	4,865
Cargill Inc.	1.875%	9/4/19	EUR	600	822
Citigroup Inc.	1.750%	1/29/18	EUR	1,000	1,370
Citigroup Inc.	3.000%	3/21/19	CHF	1,000	1,187
Citigroup Inc.	4.500%	3/3/31	GBP	1,000	1,554
Citigroup Inc.	5.000%	8/2/19	EUR	5,000	7,866
Citigroup Inc.	5.125%	12/12/18	GBP	6,000	10,568
2 Citigroup Inc.	5.160%	5/24/27	CAD	1,000	948
Citigroup Inc.	5.500%	11/18/15	GBP	750	1,302
Citigroup Inc.	7.375%	9/4/19	EUR	1,000	1,748
Citigroup Inc.	7.375%	9/1/39	GBP	400	925
Coca-Cola Enterprises Inc.	2.000%	12/5/19	EUR	1,000	1,363
Digital Stout Holding LLC	4.250%	1/17/25	GBP	2,000	3,125
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	2.750%	5/19/23	EUR	1,600	2,070
FCE Bank plc	1.875%	5/12/16	EUR	1,650	2,274
GE Capital Canada Funding Co.	4.600%	1/26/22	CAD	6,500	6,808
GE Capital European Funding	1.625%	3/15/18	EUR	8,000	10,955
GE Capital European Funding	2.000%	2/27/15	EUR	4,000	5,523
GE Capital European Funding	5.250%	5/18/15	EUR	6,000	8,705
GE Capital European Funding	6.025%	3/1/38	EUR	1,500	2,712
GE Capital UK Funding	4.125%	9/28/17	GBP	4,500	7,781
GE Capital UK Funding	4.375%	7/31/19	GBP	1,000	1,740
GE Capital UK Funding	4.625%	1/18/16	GBP	80	137
GE Capital UK Funding	5.625%	12/12/14	GBP	1,650	2,779
GE Capital UK Funding	6.250%	5/5/38	GBP	1,414	2,829
General Electric Capital Corp.	2.500%	2/8/18	CHF	3,000	3,535
General Electric Capital Corp.	4.125%	9/19/35	EUR	1,700	2,346
General Electric Capital Corp.	4.875%	9/18/37	GBP	800	1,295
2 General Electric Capital Corp.	5.500%	9/15/66	GBP	1,400	2,307
2 General Electric Capital Corp.	5.500%	9/15/67	EUR	2,000	2,846
General Electric Capital Corp.	6.250%	12/15/17	GBP	100	187
Goldman Sachs Group Inc.	3.250%	2/1/23	EUR	4,000	5,585
Goldman Sachs Group Inc.	4.375%	3/16/17	EUR	5,950	8,842
Goldman Sachs Group Inc.	4.500%	5/9/16	EUR	1,500	2,200
Goldman Sachs Group Inc.	5.250%	12/15/15	GBP	800	1,378
Goldman Sachs Group Inc.	5.500%	10/12/21	GBP	2,800	4,889
Goldman Sachs Group Inc.	6.125%	5/14/17	GBP	800	1,431
Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	300	629
HSBC Finance Corp.	4.500%	6/14/16	EUR	2,000	2,953
International Business Machines Corp.	1.375%	11/19/19	EUR	3,000	4,010
John Deere Bank SA	3.250%	6/22/16	EUR	300	432
JPMorgan Chase & Co.	1.875%	11/21/19	EUR	5,622	7,562
JPMorgan Chase & Co.	2.750%	2/1/23	EUR	2,000	2,734
JPMorgan Chase & Co.	2.875%	5/24/28	EUR	2,500	3,254

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
JPMorgan Chase & Co.	3.750%	6/15/16	EUR	1,500	2,182
JPMorgan Chase Bank NA	5.375%	9/28/16	GBP	1,100	1,935
McDonald’s Corp.	2.000%	6/1/23	EUR	1,500	1,972
Merrill Lynch & Co. Inc.	4.625%	9/14/18	EUR	1,500	2,189
Merrill Lynch & Co. Inc.	5.500%	11/22/21	GBP	800	1,431
Merrill Lynch & Co. Inc.	5.750%	12/12/14	GBP	380	639
MetLife Inc.	5.375%	12/9/24	GBP	350	641
Metropolitan Life Global Funding I	2.375%	1/11/23	EUR	500	669
Morgan Stanley	2.250%	3/12/18	EUR	5,000	6,901
Morgan Stanley	3.750%	9/21/17	EUR	2,000	2,920
Morgan Stanley	4.500%	2/23/16	EUR	3,000	4,369
Morgan Stanley	5.125%	11/30/15	GBP	1,100	1,890
Morgan Stanley	5.500%	10/2/17	EUR	1,000	1,549
Morgan Stanley	5.750%	2/14/17	GBP	50	89
National Grid North America Inc.	1.750%	2/20/18	EUR	1,400	1,933
Pfizer Inc.	4.550%	5/15/17	EUR	1,820	2,780
Pfizer Inc.	4.750%	6/3/16	EUR	4,500	6,737
Pfizer Inc.	6.500%	6/3/38	GBP	2,000	4,349
Philip Morris International Inc.	1.000%	12/6/16	CHF	2,000	2,242
Philip Morris International Inc.	1.750%	3/19/20	EUR	2,500	3,370
Philip Morris International Inc.	2.125%	5/30/19	EUR	1,000	1,391
Philip Morris International Inc.	3.125%	6/3/33	EUR	1,000	1,321
Procter & Gamble Co.	2.000%	11/5/21	EUR	2,800	3,811
Procter & Gamble Co.	2.000%	8/16/22	EUR	3,080	4,124
Roche Holdings Inc.	5.500%	3/4/15	GBP	150	255
Roche Holdings Inc.	6.500%	3/4/21	EUR	3,595	6,415
Time Warner Cable Inc.	5.250%	7/15/42	GBP	800	1,060
Time Warner Cable Inc.	5.750%	6/2/31	GBP	700	1,030
Toyota Motor Credit Corp.	1.250%	8/1/17	EUR	7,500	10,307
Wal-Mart Stores Inc.	4.875%	9/21/29	EUR	500	829
Wal-Mart Stores Inc.	4.875%	1/19/39	GBP	1,400	2,540
Wal-Mart Stores Inc.	5.625%	3/27/34	GBP	3,000	5,953
Wells Fargo & Co.	2.250%	5/2/23	EUR	2,000	2,648
Wells Fargo & Co.	3.500%	9/12/29	GBP	1,330	2,019
Wells Fargo & Co.	4.375%	8/1/16	EUR	5,000	7,407
Wells Fargo Bank NA	5.250%	8/1/23	GBP	1,650	2,964
					296,708
U.S. Government and Agency Obligations (0.0%)
12 Tennessee Valley Authority	5.625%	6/7/32	GBP	1,400	2,760
Total United States (Cost $297,145)					302,463
Virgin Islands (0.0%)
Sovereign Bond (0.0%)
1 Sinopec Group Overseas Development
2013 Ltd. (Cost $671)	2.625%	10/17/20	EUR	500	683
Temporary Cash Investments (1.3%)
Time Deposits (1.0%)
Australian Dollar Time Deposits	2.004%	11/1/13	AUD	19,941	18,847
British Pound Sterling Time Deposits	0.076%	11/1/13	GBP	4,021	6,448
Canadian Dollar Time Deposits	0.509%	11/1/13	CAD	30,518	29,269
Danish Krone Time Deposits	0.000%	11/1/13	DKK	45,479	8,279
Euro Time Deposits	0.017%	11/1/13	EUR	52,491	71,270
Hong Kong Dollar Time Deposits	0.005%	11/1/13	HKD	4,998	645
Japanese Yen Time Deposits	0.005%	11/1/13	JPY	1,568,267	15,949
New Zealand Dollar Time Deposits	2.000%	11/1/13	NZD	7,155	5,910

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Norwegian Krone Time Deposits	0.878%	11/1/13	NOK	77,248	12,976
Singapore Dollar Time Deposits	0.005%	11/1/13	SGD	1,271	1,023
South African Rand Time Deposits	3.900%	11/1/13	ZAR	774	77
Swedish Krona Time Deposits	0.510%	11/1/13	SEK	50,227	7,751
Switzerland Dollar Time Deposits	0.001%	11/1/13	CHF	2,172	2,394
United States Dollar Time Deposits	0.030%	11/1/13	USD	1,170	1,170
					182,008

				Shares
Money Market Fund (0.3%)
13 Vanguard Market Liquidity Fund	0.120%			45,949,256	45,949
Total Temporary Cash Investments (Cost $227,957)					227,957
Total Investments (98.4%) (Cost $17,388,502)					17,817,894
Other Assets and Liabilities (1.6%)
Other Assets					1,001,226
Liabilities					(703,043)
					298,183
Net Assets (100%)					18,116,077

At October 31, 2013, net assets consisted of:
					Amount
					($000)
Paid-in Capital					18,379,237
Undistributed Net Investment Income					2,724
Accumulated Net Realized Losses					(680,089)
Unrealized Appreciation (Depreciation)
Investment Securities					429,392
Futures Contracts					(11)
Foreign Currency Contracts					24,662
Foreign Currencies					(39,838)
Net Assets					18,116,077

Investor Shares—Net Assets
Applicable to 1,246,726,384 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					12,454,304
Net Asset Value Per Share—Investor Shares					$9.99

Admiral Shares—Net Assets
Applicable to 81,905,526 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					1,636,327
Net Asset Value Per Share—Admiral Shares					$19.98

Institutional Shares—Net Assets
Applicable to 112,124,106 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					3,360,849
Net Asset Value Per Share—Institutional Shares					$29.97

Total International Bond Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 13,306,022 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	664,597
Net Asset Value Per Share—ETF Shares	$49.95

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the aggregate value of these securities was $1,011,158,000, representing 5.6% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Guaranteed by the Republic of Austria.
4 Securities with a value of $167,321,000 have been segregated as collateral for open forward currency contracts.
5 Guaranteed by the Government of Canada.
6 Guaranteed by the Republic of France.
7 Guaranteed by the Federal Republic of Germany.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Kingdom of Spain.
10 Securities with a value of $1,210,000 have been segregated as initial margin for open futures contracts.
11 Guaranteed by the Government of the United Kingdom.
12 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CZK—Czechoslovakian koruna.
DKK—Danish Krone.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
ILS—Israel Shekel.
JPY—Japanese yen.
KRW—South Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PLN—Polish new zloty.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thailand baht.
USD—U.S. dollar.
ZAR—South African rand.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Assets and Liabilities
As of October 31, 2013

Amount
($000)
Assets
Investments in Securities, at Value
Unaffiliated Issuers	17,771,945
Affiliated Issuers	45,949
Total Investments in Securities	17,817,894
Receivables for Investment Securities Sold	269,235
Receivables for Capital Shares Issued	439,459
Receivables for Accrued Income	192,205
Other Assets	100,327
Total Assets	18,819,120
Liabilities
Payables for Investment Securities Purchased	629,187
Other Liabilities	73,856
Total Liabilities	703,043
Net Assets	18,116,077

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Operations

April 30, 2013[1] to
October 31, 2013
($000)
Investment Income
Income
Interest[2,3]	124,172
Total Income	124,172
Expenses
The Vanguard Group—Note B
Investment Advisory Services	177
Management and Administrative—Investor Shares	10,396
Management and Administrative—Admiral Shares	678
Management and Administrative—Institutional Shares	1,223
Management and Administrative—ETF Shares	350
Management and Administrative—Transition Shares	1,332
Marketing and Distribution—Investor Shares	390
Marketing and Distribution—Admiral Shares	15
Marketing and Distribution—Institutional Shares	117
Marketing and Distribution—ETF Shares	15
Custodian Fees	433
Auditing Fees	44
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	5
Total Expenses	15,179
Net Investment Income	108,993
Realized Net Gain (Loss)
Investment Securities Sold	(135,624)
Futures Contracts	(9,237)
Foreign Currencies and Forward Currency Contracts	(535,228)
Realized Net Gain (Loss)	(680,089)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	429,392
Futures Contracts	(11)
Foreign Currencies and Forward Currency Contracts	(15,176)
Change in Unrealized Appreciation (Depreciation)	414,205
Net Increase (Decrease) in Net Assets Resulting from Operations	(156,891)

1 Commencement of Transition Period. See Notes to Financial Statements.
2 Interest income from an affiliated company of the fund was $271,000.
3 Interest income is net of foreign withholding taxes of $740,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Changes in Net Assets

April 30, 2013[1] to
October 31, 2013
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	108,993
Realized Net Gain (Loss)	(680,089)
Change in Unrealized Appreciation (Depreciation)	414,205
Net Increase (Decrease) in Net Assets Resulting from Operations	(156,891)
Distributions
Net Investment Income
Investor Shares	(69,814)
Admiral Shares	(6,369)
Institutional Shares	(18,529)
ETF Shares	(2,463)
Transition Shares	(9,094)
Realized Capital Gain
Investor Shares	—
Admiral Shares	—
Institutional Shares	—
ETF Shares	—
Transition Shares	—
Total Distributions	(106,269)
Capital Share Transactions
Investor Shares	12,467,965
Admiral Shares	1,621,818
Institutional Shares	3,355,980
ETF Shares	656,499
Transition Shares	276,875
Net Increase (Decrease) from Capital Share Transactions	18,379,137
Total Increase (Decrease)	18,115,977
Net Assets
Beginning of Period	100
End of Period[2]	18,116,077

1 Commencement of Transition Period. See Notes to Financial Statements.
2 Net Assets—End of Period includes undistributed net investment income of $2,724,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Investor Shares
May 31, 2013[1] to
For a Share Outstanding Throughout the Period	October 31, 2013
Net Asset Value, Beginning of Period	$10.00
Investment Operations
Net Investment Income	.060
Net Realized and Unrealized Gain (Loss) on Investments	(.011)
Total from Investment Operations	.049
Distributions
Dividends from Net Investment Income	(.059)
Distributions from Realized Capital Gains	—
Total Distributions	(.059)
Net Asset Value, End of Period	$9.99

Total Return[2]	0.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,454
Ratio of Total Expenses to Average Net Assets	0.23%[3]
Ratio of Net Investment Income to Average Net Assets	1.44%[3]
Portfolio Turnover Rate[4]	31%[5]

1 Inception.
2 Total returns do not include account service fees that may have applied in the period shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Excludes trading activity during the Transition Period; see Notes to Financial Statements. Portfolio Turnover including trading activity during the Transition Period was 128%.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Admiral Shares
May 31, 2013[1] to
For a Share Outstanding Throughout the Period	October 31, 2013
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income	.125
Net Realized and Unrealized Gain (Loss) on Investments	(.023)
Total from Investment Operations	.102
Distributions
Dividends from Net Investment Income	(.122)
Distributions from Realized Capital Gains	—
Total Distributions	(.122)
Net Asset Value, End of Period	$19.98

Total Return[2]	0.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,636
Ratio of Total Expenses to Average Net Assets	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	1.49%[3]
Portfolio Turnover Rate[4]	31%[5]

1 Inception.
2 Total returns do not include account service fees that may have applied in the period shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Excludes trading activity during the Transition Period; see Notes to Financial Statements. Portfolio Turnover including trading activity during the Transition Period was 128%.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Institutional Shares
May 31, 2013[1] to
For a Share Outstanding Throughout the Period	October 31, 2013
Net Asset Value, Beginning of Period	$30.00
Investment Operations
Net Investment Income	.193
Net Realized and Unrealized Gain (Loss) on Investments	(.034)
Total from Investment Operations	.159
Distributions
Dividends from Net Investment Income	(.189)
Distributions from Realized Capital Gains	—
Total Distributions	(.189)
Net Asset Value, End of Period	$29.97

Total Return	0.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,361
Ratio of Total Expenses to Average Net Assets	0.12%[2]
Ratio of Net Investment Income to Average Net Assets	1.55%[2]
Portfolio Turnover Rate[3]	31%[4]

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Excludes trading activity during the Transition Period; see Notes to Financial Statements. Portfolio Turnover including trading activity during the Transition Period was 128%.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

ETF Shares
May 31, 2013[1] to
For a Share Outstanding Throughout the Period	October 31, 2013
Net Asset Value, Beginning of Period	$49.94
Investment Operations
Net Investment Income	.306
Net Realized and Unrealized Gain (Loss) on Investments	(.054)
Total from Investment Operations	.252
Distributions
Dividends from Net Investment Income	(.242)
Distributions from Realized Capital Gains	—
Total Distributions	(.242)
Net Asset Value, End of Period	$49.95

Total Return	0.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$665
Ratio of Total Expenses to Average Net Assets	0.20%[2]
Ratio of Net Investment Income to Average Net Assets	1.48%[2]
Portfolio Turnover Rate[3]	31%[4]

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Excludes trading activity during the Transition Period; see Notes to Financial Statements. Portfolio Turnover including trading activity during the Transition Period was 128%.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Transition Shares
April 30, 2013[1] to
For a Share Outstanding Throughout the Period	May 31, 2013
Net Asset Value, Beginning of Period	$30.00
Investment Operations
Net Investment Income	.019
Net Realized and Unrealized Gain (Loss) on Investments	(.590)
Total from Investment Operations	(.571)
Distributions
Dividends from Net Investment Income	(.019)
Distributions from Realized Capital Gains	—
Total Distributions	(.019)
Net Asset Value, End of Period[2]	$29.41

Total Return	-1.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	—
Ratio of Total Expenses to Average Net Assets	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	0.97%[3]
Portfolio Turnover Rate[4]	112%[5]

1 Commencement of Transition Period. See Notes to Financial Statements.

2 Represents Net Asset Value at which all shares were converted to other classes at the end of the Transition Period. 3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

5 Represents trading activity during the Transition Period only; see Notes to Financial Statements. Portfolio Turnover including trading activity after the Transition Period was 128%.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Notes to Financial Statements

Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

The fund was organized on September 28, 2011, and its operations up to April 30, 2013, were limited to the sale and issuance of 3,333 Transition Shares of beneficial interest at an aggregate cost of $100,000 to a subsidiary of The Vanguard Group. On May 1, 2013, the fund issued Transition Shares to other Vanguard funds and collective trusts in exchange for U.S. bonds transferred in-kind. The other Vanguard funds and trusts held and traded Transition Shares between May 1, 2013, and May 30, 2013, (the “Transition Period”). During the Transition Period, the fund sold the U.S. bonds it received in-kind and used the proceeds to purchase international bonds consistent with its stated investment objective. The fund offered only Transition Shares during the Transition Period, ensuring that the transaction costs related to the bond sales and purchases were borne solely by the shareholders who caused the fund to incur those costs. All Transition Shares were converted to Investor Shares, Admiral Shares, or Institutional Shares on May 31, 2013. The fund no longer offers Transition Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Total International Bond Index Fund

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund may use futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the period ended October 31, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Total International Bond Index Fund

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the period ended October 31, 2013, the fund’s average investment in forward currency contracts represented 99% of net assets, based on quarterly average notional amounts.

5. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended October 31, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2013, the fund had contributed capital of $2,025,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.81% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Total International Bond Index Fund

The following table summarizes the market value of the fund’s investments as of October 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,760	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,156,935	—
Corporate Bonds	—	2,223,761	—
Sovereign Bonds	—	14,206,481	—
Temporary Cash Investments	227,957	—	—
Futures Contracts—Liabilities[1]	(11)	—	—
Forward Currency Contracts—Assets	—	26,385	—
Forward Currency Contracts—Liabilities	—	(1,723)	—
Total	227,946	17,614,599	—

1 Represents variation margin on the last day of the reporting period.

At October 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Euro-Bund	December 2013	440	84,833	(11)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At October 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNPSW	12/3/13	USD	4,655,889	EUR	3,424,420	6,367
JPM	12/3/13	USD	4,556,540	EUR	3,351,420	6,133
BNPSW	12/3/13	USD	2,061,425	JPY	202,226,000	4,820
HSBC	12/3/13	USD	2,025,815	JPY	198,726,000	4,804
BNPSW	12/3/13	USD	977,175	CAD	1,019,790	(900)
BNPSW	12/3/13	USD	816,526	GBP	508,350	1,431
HSBC	12/3/13	USD	805,296	GBP	501,350	1,425

Total International Bond Index Fund

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
HSBC	12/3/13	USD	465,831	AUD	492,860	3
BOA	12/3/13	USD	366,887	KRW	389,707,450	(502)
MS	12/3/13	USD	294,584	CHF	266,700	651
BNPSW	12/3/13	USD	201,781	SEK	1,306,640	141
HSBC	12/3/13	USD	128,866	DKK	706,830	194
HSBC	12/3/13	USD	122,028	MXN	1,590,000	163
MS	12/3/13	USD	98,949	PLN	305,000	(66)
HSBC	12/3/13	USD	88,946	ZAR	893,610	(70)
MS	12/3/13	USD	88,133	THB	2,748,510	(172)
HSBC	12/3/13	USD	60,081	SGD	74,520	91
BOA	12/3/13	USD	59,584	MYR	188,030	(3)
HSBC	12/3/13	USD	58,221	NOK	346,650	(10)
MS	12/3/13	USD	53,194	NZD	64,390	8
HSBC	12/3/13	USD	43,574	ILS	153,430	63
HSBC	12/3/13	USD	37,890	CZK	718,310	91
HSBC	12/3/13	USD	5,145	HKD	39,890	—
						24,662

BNPSW—BNP Paribas.
BOA—Bank of America.
HSBC—HSBC Holdings.
MS—Morgan Stanley.
JPM—JP Morgan.

At October 31, 2013, counterparties had deposited in segregated accounts securities with a value of $18,794,000 in connection with open forward currency contracts.

D. At October 31, 2013, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Interest Rate	Currency
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	26,385	26,385
Liabilities	(11)	(1,723)	(1,734)

Total International Bond Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2013, were:

Interest Rate		Currency
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(9,237)	—	(9,237)
Forward Currency Contracts	—	(511,018)	(511,018)
Realized Net Gain (Loss) on Derivatives	(9,237)	(511,018)	(520,255)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(11)	—	(11)
Forward Currency Contracts	—	24,662	24,662
Change in Unrealized Appreciation (Depreciation) on Derivatives	(11)	24,662	24,651

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund had realized foreign currency losses (included in accumulated net realized losses for financial reporting purposes) totaling $500,547,000 through October 31, 2013, which, as part of the fund’s currency hedge, are deferred for tax purposes. These currency losses are deferred until such time as they are used to offset other currency-related gains (primarily the currency component of unrealized gains on investment securities) that are not yet realized for financial reporting or tax purposes.

For tax purposes, at October 31, 2013, the fund had $201,000 of ordinary income available for distribution. The fund had available capital losses totaling $175,789,000 that may be carried forward indefinitely to offset future net capital gains.

At October 31, 2013, the cost of investment securities for tax purposes was $17,388,916,000. Net unrealized appreciation of investment securities for tax purposes was $428,978,000, consisting of unrealized gains of $550,345,000 on securities that had risen in value since their purchase and $121,367,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the period ended October 31, 2013, the fund purchased $17,810,854,000 of investment securities and sold $2,641,168,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $15,277,089,000 and $15,113,417,000, respectively. Total purchases and sales include $10,565,954,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Total International Bond Index Fund

G. Capital share transactions for each class of shares were:
		Period Ended
	October 31, 2013
	Amount	Shares
	($000)	(000)
Investor Shares[1]
Issued	12,613,415	1,261,422
Issued in Lieu of Cash Distributions	69,809	7,049
Redeemed	(215,259)	(21,745)
Net Increase (Decrease)—Investor Shares	12,467,965	1,246,726
Admiral Shares[1]
Issued	1,662,591	83,968
Issued in Lieu of Cash Distributions	6,134	309
Redeemed	(46,907)	(2,371)
Net Increase (Decrease)—Admiral Shares	1,621,818	81,906
Institutional Shares[1]
Issued	3,342,098	111,654
Issued in Lieu of Cash Distributions	18,502	622
Redeemed	(4,620)	(152)
Net Increase (Decrease) —Institutional Shares	3,355,980	112,124
ETF Shares[1]
Issued	656,499	13,306
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease)—ETF Shares	656,499	13,306
Transition Shares[2]
Issued	14,364,752	478,993
Issued in Lieu of Cash Distributions	9,094	309
Redeemed	(14,096,971)	(479,305)
Net Increase (Decrease)—Transition Shares	276,875	(3)

1 Inception date was May 31, 2013.

2 Commencement of the Transition Period was April 30, 2013. Effective May 31, 2013, all Transition Shares were converted to Investor Shares, Admiral Shares, or Institutional Shares. The fund no longer offers Transition Shares.

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2013, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Charlotte Funds and the Shareholders of Vanguard Total International Bond Index Fund: In our opinion, the accompanying statement of net assets, statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total International Bond Index Fund (constituting a separate portfolio of Vanguard Charlotte Funds, hereafter referred to as the “Fund”) at October 31, 2013, and the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 18, 2013

Trustees Approve Advisory Arrangement

The board of trustees approved the launch of Vanguard Total International Bond Index Fund with an internalized management structure whereby The Vanguard Group, Inc. (Vanguard)—through its Fixed Income Group—would provide investment advisory services to the fund at cost. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board could not consider the performance of the fund because it was newly launched. However, the board determined that, in its management of other Vanguard index funds, the Fixed Income Group has a track record of consistent performance and disciplined investment processes. Information about the fund’s performance since inception can be found in the Performance Summary section of this report.

Cost

The board considered the cost of services to be provided and concluded that the fund’s expense ratio would be below the average expense ratio charged by funds in its peer group. Information about the fund’s expense ratio appears in the Financial Statements section.

The board did not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 181 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U.S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co	and Chief Operating Officer (retired 2009) of Cummins
.(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services) and
Packard Co. (electronic computer manufacturing),	of Oxfam America; Director of SKF AB (industrial

machinery), Hyster-Yale Materials Handling, Inc.	Executive Officers
(forklift trucks), and the Lumina Foundation for
Education; Member of the Advisory Council for the	Glenn Booraem
College of Arts and Letters and of the Advisory Board	Born 1967. Controller Since July 2010. Principal
to the Kellogg Institute for International Studies, both	Occupation(s) During the Past Five Years: Principal
at the University of Notre Dame.	of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Mark Loughridge	Group; Assistant Controller of each of the investment
Born 1953. Trustee Since March 2012. Principal	companies served by The Vanguard Group (2001–2010).
Occupation(s) During the Past Five Years: Senior Vice
President and Chief Financial Officer at IBM (information	Thomas J. Higgins
technology services); Fiduciary Member of IBM’s	Born 1957. Chief Financial Officer Since September
Retirement Plan Committee.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Director of TIFF Advisory Services, Inc. (investment	Occupation(s) During the Past Five Years: Principal of
advisor); Member of the Investment Advisory	The Vanguard Group, Inc.; Treasurer of each of the
Committees of the Financial Industry Regulatory	investment companies served by The Vanguard
Authority (FINRA) and of Major League Baseball.	Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–2008).
André F. Perold
Born 1952. Trustee Since December 2004. Principal	Heidi Stam
Occupation(s) During the Past Five Years: George	Born 1956. Secretary Since July 2005. Principal
Gund Professor of Finance and Banking at the Harvard	Occupation(s) During the Past Five Years: Managing
Business School (retired 2011); Chief Investment	Director of The Vanguard Group, Inc.; General Counsel
Officer and Managing Partner of HighVista Strategies	of The Vanguard Group; Secretary of The Vanguard
LLC (private investment firm); Director of Rand	Group and of each of the investment companies
Merchant Bank; Overseer of the Museum of Fine	served by The Vanguard Group; Director and Senior
Arts Boston.	Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.	Vanguard Senior ManagementTeam
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Mortimer J. Buckley	Chris D. McIsaac
President, and Chief Executive Officer of NACCO	Kathleen C. Gubanich	Michael S. Miller
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Paul A. Heller	James M. Norris
Materials Handling, Inc. (forklift trucks); Director of	Martha G. King	Glenn W. Reed
the National Association of Manufacturers; Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor
John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

                                                                                                                      © 2013 The Vanguard Group, Inc.
                                                                                                                      All rights reserved.
                                                                                                                      Vanguard Marketing Corporation, Distributor.

                                                                                                                       Q12310 122013

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts
serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn
Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and
Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2013: $44,000
Fiscal Year Ended October 31, 2012: N/A

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2013: $5,714,113
Fiscal Year Ended October 31, 2012: $4,809,780

Includes fees billed in connection with audits of the Registrant and other registered investment companies in the Vanguard complex. Also includes fees billed in connection with audits of The Vanguard Group, Inc. and Vanguard Marketing Corporation for Fiscal
Year Ended October 31, 2013.

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2013: $1,552,950
Fiscal Year Ended October 31, 2012: $1,812,565

Includes fees billed in connection with assurance and related services provided to the
Registrant, other registered investment companies in the Vanguard complex, The Vanguard
Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended October 31, 2013: $110,000
Fiscal Year Ended October 31, 2012: $490,518

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation. Also includes fees billed in connection with certain tax services related to audits of the Registrant and other registered investment companies in the Vanguard complex for Fiscal Year Ended October 31, 2012.

(d) All Other Fees.

Fiscal Year Ended October 31, 2013: $132,000

Fiscal Year Ended October 31, 2012: $16,000

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2013: $242,000
Fiscal Year Ended October 31, 2012: $506,518

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard
Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of
1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan
Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, Alfred M.
Rankin, Jr., and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial
Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b) Internal Control Over Financial Reporting. There were no significant changes in
Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 19, 2013

VANGUARD CHARLOTTE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 19, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number
2-11444, Incorporated by Reference.